UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2014

Item 1. Reports to Stockholders.

Understanding your Lifecycle Funds report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2014. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of November 30, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Funds begin on page 30 of this report. You can also obtain lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.*
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

*	On January 1, 2014, the Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Barclays U.S. 1–5 Year Government/Credit Bond Index as the Short-Term Bond Fund’s benchmark.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 11, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2014–November 30, 2014).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2014

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Institutional Class	(6/1/14)	(11/30/14)	(6/1/14–11/30/14)		(6/1/14–11/30/14)
Retirement Income Fund actual return	$1,000.00	$1,020.61	$0.00		$1.92
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.93
2010 Fund actual return	$1,000.00	$1,022.41	$0.00		$1.98
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.98
2015 Fund actual return	$1,000.00	$1,025.00	$0.00		$2.03
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.03
2020 Fund actual return	$1,000.00	$1,026.70	$0.00		$2.08
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.08
2025 Fund actual return	$1,000.00	$1,029.36	$0.00		$2.19
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.18
2030 Fund actual return	$1,000.00	$1,031.31	$0.00		$2.24
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.23
2035 Fund actual return	$1,000.00	$1,032.82	$0.00		$2.29
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.28
2040 Fund actual return	$1,000.00	$1,034.33	$0.00		$2.35
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.33
2045 Fund actual return	$1,000.00	$1,034.20	$0.00		$2.35
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.33
2050 Fund actual return	$1,000.00	$1,034.30	$0.00		$2.35
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.33
2055 Fund actual return	$1,000.00	$1,034.06	$0.00		$2.35
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.33

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

6	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.38% for the Retirement Income Fund; 0.39% for the 2010 Fund; 0.40% for the 2015 Fund; 0.41% for the 2020 Fund; 0.43% for the 2025 Fund; 0.44% for the 2030 Fund; 0.45% for the 2035 Fund; and 0.46% for the 2040, 2045, 2050 and 2055 Funds.

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	7

Important information about expenses

Expense examples

Six months ended November 30, 2014

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Premier Class	(6/1/14)	(11/30/14)	(6/1/14–11/30/14)		(6/1/14–11/30/14)
Retirement Income Fund actual return	$1,000.00	$1,019.90	$0.76		$2.68
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.69
2010 Fund actual return	$1,000.00	$1,022.47	$0.76		$2.74
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.74
2015 Fund actual return	$1,000.00	$1,023.21	$0.76		$2.79
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.79
2020 Fund actual return	$1,000.00	$1,025.83	$0.76		$2.84
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.84
2025 Fund actual return	$1,000.00	$1,028.55	$0.76		$2.95
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.94
2030 Fund actual return	$1,000.00	$1,030.50	$0.76		$3.00
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.99
2035 Fund actual return	$1,000.00	$1,031.99	$0.76		$3.06
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.04
2040 Fund actual return	$1,000.00	$1,033.51	$0.76		$3.11
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.09
2045 Fund actual return	$1,000.00	$1,032.49	$0.76		$3.11
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.09
2050 Fund actual return	$1,000.00	$1,033.48	$0.76		$3.11
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.09
2055 Fund actual return	$1,000.00	$1,033.33	$0.76		$3.11
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.09

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.

8	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.53% for the Retirement Income Fund; 0.54% for the 2010 Fund; 0.55% for the 2015 Fund; 0.56% for the 2020 Fund; 0.58% for the 2025 Fund; 0.59% for the 2030 Fund; 0.60% for the 2035 Fund; and 0.61% for the 2040, 2045, 2050 and 2055 Funds.

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2014

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retirement Class	(6/1/14)	(11/30/14)	(6/1/14–11/30/14)		(6/1/14–11/30/14)
Retirement Income Fund actual return	$1,000.00	$1,020.30	$1.27		$3.19
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.19
2010 Fund actual return	$1,000.00	$1,021.89	$1.27		$3.24
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.24
2015 Fund actual return	$1,000.00	$1,023.70	$1.27		$3.30
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.29
2020 Fund actual return	$1,000.00	$1,025.44	$1.27		$3.35
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.35
2025 Fund actual return	$1,000.00	$1,027.42	$1.27		$3.46
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.45
2030 Fund actual return	$1,000.00	$1,030.17	$1.27		$3.51
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.50
2035 Fund actual return	$1,000.00	$1,031.69	$1.27		$3.57
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.55
2040 Fund actual return	$1,000.00	$1,033.12	$1.27		$3.62
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.60
2045 Fund actual return	$1,000.00	$1,032.58	$1.27		$3.62
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.60
2050 Fund actual return	$1,000.00	$1,032.67	$1.27		$3.62
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.60
2055 Fund actual return	$1,000.00	$1,032.52	$1.27		$3.62
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.60

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

10	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.63% for the Retirement Income Fund; 0.64% for the 2010 Fund; 0.65% for the 2015 Fund; 0.66% for the 2020 Fund; 0.68% for the 2025 Fund; 0.69% for the 2030 Fund; 0.70% for the 2035 Fund; and 0.71% for the 2040, 2045, 2050 and 2055 Funds.

Expense example

Six months ended November 30, 2014

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retail Class	(6/1/14)	(11/30/14)	(6/1/14–11/30/14)		(6/1/14–11/30/14)
Retirement Income Fund actual return	$1,000.00	$1,020.31	$1.27		$3.19
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.19

*	The amounts in the “Expenses paid during period” column are based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2014. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retail Class of the Retirement Income Fund.
†	The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.63% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	11

Investment results of the Lifecycle Funds

Performance for the six months ended November 30, 2014

All eleven TIAA-CREF Lifecycle Funds covered in this report generated positive total returns but underperformed their respective composite benchmarks for the six-month period. Returns for the Retirement Class ranged from 2.03% for the Retirement Income Fund to 3.31% for the Lifecycle 2040 Fund. The tables on the following pages show returns for all share classes of the funds.

The underperformance of the individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.77 of a percentage point for the Lifecycle 2055 Fund to 0.42 of a percentage point for the Retirement Income Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

U.S. economy regains its footing

In June 2014, the U.S. economy continued to expand. Real gross domestic product, which measures the value of all goods and services produced in the nation, rose at an annual rate of 5.0% in the third calendar quarter of this year. The national unemployment rate fell to 5.8% in November, and inflation remained tame. In late October, the Fed ended its $85 billion monthly purchases of U.S. Treasury bonds and mortgage-backed securities, and it reaffirmed its plan to keep its short-term interest rate target near zero “for a considerable time” but implied that it may begin to raise rates by mid-2015. Conversely, central banks in some European markets, Japan and China boosted efforts to stimulate their sluggish economies.

The broad U.S. stock market, as measured by the Russell 3000® Index, rose 7.89% for the six months. Stocks of large-capitalization companies in the index collectively outperformed their smaller-cap counterparts. Many international markets rose early in the period but later dropped amid concerns about conflicts overseas and slowing economic growth abroad. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries outside the United States, returned –3.94% for the reporting period in terms of dollars.

The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 1.92% for the period. Yields in the broader bond market also moved lower, with the yield on fixed-income securities within the Barclays aggregate index declining from 2.25% on June 2 to 2.17% on November 28. Inflation-indexed bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), returned –0.65%. Short-term bonds performed slightly better: The Barclays U.S. 1–3 Year Government/Credit Bond Index returned 0.42%.

12	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Funds post gains as U.S. equity market continues to rise

Each Lifecycle Fund with at least six months of performance produced positive returns for the period, largely due to the performance of U.S. equity funds.

The Lifecycle Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Funds do this by investing in various underlying mutual funds that in turn buy stocks, bonds and other securities in these market sectors.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by gains in U.S. equities. The Large-Cap Growth and Growth & Income funds were strong contributors to performance. The Bond and Bond Plus funds had small gains. Returns of the High-Yield and Inflation-Linked Bond funds were slightly negative. Each of the underlying funds in the international equity sector posted a negative absolute return.

International stocks restrain relative performance

Each Lifecycle Fund underperformed its composite index. In the U.S. equity sector, the Large-Cap Value Fund and Enhanced Large-Cap Value Index Fund were among the largest detractors to the Lifecycle Funds’ relative performance. The biggest contribution came from the Large-Cap Growth Fund, which outperformed its benchmark, the Russell 1000® Growth Index, by more than two percentage points. The Lifecycle Funds also benefited from investments in the Small-Cap Equity Fund, which beat its benchmark, the Russell 2000® Index. The Emerging Markets Equity Fund’s return was almost three percentage points less than its benchmark, the MSCI Emerging Markets Index. The Global Natural Resources Fund’s return was about one percentage point lower than its benchmark’s return.

Fixed-income returns were mixed with investment-grade bonds posting solid gains while certain riskier securities underperformed. Geopolitical events in Russia and Ukraine contributed to selloffs in riskier markets. Gains in the Bond and Bond Plus funds helped to offset losses in the High-Yield and Inflation-Linked Bond funds, both of which slightly trailed their respective benchmarks, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index and the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). (Returns of the Lifecycle Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	13

Lifecycle Retirement Income Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifecycle Retirement Income Fund	Inception date	6 months	1 year	5 years	since fund inception
Institutional Class	11/30/2007	2.06%	6.04%	7.99%	5.06%
Premier Class	9/30/2009	1.99	5.89	7.82	4.88	*
Retirement Class	11/30/2007	2.03	5.79	7.75	4.81
Retail Class	11/30/2007	2.03	5.79	7.78	4.89
Retirement Income Fund Composite Index†	—	2.45	6.89	7.77	5.23	‡
Broad market index
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.80	‡
Russell 3000® Index	—	7.89	15.53	16.28	7.45	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.
†	As of the close of business on November 30, 2014, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI All Country World ex USA Index; 10.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

14	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

Asset allocation

	% of net assets as of 11/30/14	Target allocation for 6/30/15
Equity
U.S. equity	27.4%	28.0%
International equity	12.8	12.0
Fixed income
Fixed income	39.9	40.0
Short-term fixed income	14.9	10.0
Inflation-protected assets	5.0	10.0
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	15

Lifecycle 2010 Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifecycle 2010 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	2.24%	6.41%	8.79%	5.81	%*
Premier Class	9/30/2009	2.25	6.35	8.63	5.65	*
Retirement Class	10/15/2004	2.19	6.21	8.52	5.60
2010 Fund Composite Index†	—	2.69	7.40	8.54	5.90	‡
Broad market index
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.79	‡
Russell 3000® Index	—	7.89	15.53	16.28	8.32	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2014, the 2010 Fund Composite Index consisted of: 38.8% Barclays U.S. Aggregate Bond Index; 31.9% Russell 3000 Index; 13.7% MSCI All Country World ex USA Index; 7.8% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 7.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

16	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

Asset allocation

	% of net assets as of 11/30/14	Target allocation for 6/30/15
Equity
U.S. equity	31.3%	31.5%
International equity	14.5	13.5
Fixed income
Fixed income	38.7	39.0
Short-term fixed income	10.0	8.0
Inflation-protected assets	5.3	8.0
Other assets & liabilities, net	0.2	–
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	17

Lifecycle 2015 Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifecycle 2015 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	2.50%	6.86%	9.39%	5.95	%*
Premier Class	9/30/2009	2.32	6.62	9.20	5.79	*
Retirement Class	10/15/2004	2.37	6.57	9.11	5.74
2015 Fund Composite Index†	—	2.90	7.86	9.19	6.05	‡
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	8.32	‡
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.79	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2014, the 2015 Fund Composite Index consisted of: 37.5% Barclays U.S. Aggregate Bond Index; 35.6% Russell 3000 Index; 15.3% MSCI All Country World ex USA Index; 5.8% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 5.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

18	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

Asset allocation

	% of net assets as of 11/30/14	Target allocation for 6/30/15
Equity
U.S. equity	35.0%	35.0%
International equity	16.1	15.0
Fixed income
Fixed income	37.4	38.0
Short-term fixed income	6.0	6.0
Inflation-protected assets	5.4	6.0
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	19

Lifecycle 2020 Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifecycle 2020 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	2.67%	7.20%	10.11%	6.02	%*
Premier Class	9/30/2009	2.58	7.07	9.96	5.88	*
Retirement Class	10/15/2004	2.54	6.90	9.84	5.82
2020 Fund Composite Index†	—	3.17	8.44	9.97	6.16	‡
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	8.32	‡
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.79	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2014, the 2020 Fund Composite Index consisted of: 41.2% Russell 3000 Index; 33.5% Barclays U.S. Aggregate Bond Index; 17.7% MSCI All Country World ex USA Index; 3.8% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 3.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

20	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

Asset allocation

	% of net assets as of 11/30/14	Target allocation for 6/30/15
Equity
U.S. equity	40.7%	40.6%
International equity	18.4	17.4
Fixed income
Fixed income	33.4	34.0
Short-term fixed income	3.6	4.0
Inflation-protected assets	3.8	4.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	21

Lifecycle 2025 Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifecycle 2025 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	2.94%	7.66%	10.85%	6.11	%*
Premier Class	9/30/2009	2.85	7.44	10.66	5.94	*
Retirement Class	10/15/2004	2.74	7.30	10.55	5.89
2025 Fund Composite Index†	—	3.43	9.02	10.74	6.26	‡
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	8.32	‡
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.79	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2014, the 2025 Fund Composite Index consisted of: 46.8% Russell 3000 Index; 29.5% Barclays U.S. Aggregate Bond Index; 20.1% MSCI All Country World ex USA Index; 1.8% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 1.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

22	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

Asset allocation

% of net assets as of 11/30/14		Target allocation for 6/30/15
Equity
U.S. equity	46.2%	46.2%
International equity	20.8	19.8
Fixed income
Fixed income	29.5	30.0
Short-term fixed income	1.7	2.0
Inflation-protected assets	1.8	2.0
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	23

Lifecycle 2030 Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifecycle 2030 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	3.13%	7.90%	11.48%	6.11	%*
Premier Class	9/30/2009	3.05	7.78	11.29	5.95	*
Retirement Class	10/15/2004	3.02	7.63	11.18	5.90
2030 Fund Composite Index†	—	3.68	9.57	11.48	6.35	‡
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	8.32	‡
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.79	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2014, the 2030 Fund Composite Index consisted of: 52.4% Russell 3000 Index; 25.1% Barclays U.S. Aggregate Bond Index; and 22.5% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/14	Target allocation for 6/30/15
Equity
U.S. equity	51.8%	51.8%
International equity	23.2	22.2
Fixed income	25.0	26.0
Total	100.0	100.0

Target allocation

For June 30, 2015

24	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifecycle 2035 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	3.28%	8.21%	12.05%	6.35	%*
Premier Class	9/30/2009	3.20	7.99	11.87	6.20	*
Retirement Class	10/15/2004	3.17	7.92	11.78	6.14
2035 Fund Composite Index†	—	3.87	10.01	12.17	6.64	‡
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	8.32	‡
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.79	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2014, the 2035 Fund Composite Index consisted of: 58.0% Russell 3000 Index; 24.9% MSCI All Country World ex USA Index; and 17.1% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/14	Target allocation for 6/30/15
Equity
U.S. equity	57.4%	57.4%
International equity	25.6	24.6
Fixed income	17.0	18.0
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	25

Lifecycle 2040 Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifecycle 2040 Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	1/17/2007	3.43%	8.39%	12.37%	6.67	%*
Premier Class	9/30/2009	3.35	8.16	12.19	6.51	*
Retirement Class	10/15/2004	3.31	8.15	12.09	6.46
2040 Fund Composite Index†	—	4.02	10.35	12.53	6.95	‡
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	8.32	‡
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.79	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2014, the 2040 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/14	Target allocation for 6/30/15
Equity
U.S. equity	62.2%	63.0%
International equity	27.8	27.0
Fixed income	10.0	10.0
Total	100.0	100.0

Target allocation

For June 30, 2015

26	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifecycle 2045 Fund	Inception date	6 months	1 year	5 years	since fund inception
Institutional Class	11/30/2007	3.42%	8.36%	12.30%	4.64%
Premier Class	9/30/2009	3.25	8.18	12.12	4.46	*
Retirement Class	11/30/2007	3.26	8.07	12.03	4.38
2045 Fund Composite Index†	—	4.02	10.35	12.53	5.36	‡
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	7.45	‡
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.80	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.
†	As of the close of business on November 30, 2014, the 2045 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/14	Target allocation for 6/30/15
Equity
U.S. equity	62.2%	63.0%
International equity	27.9	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	-0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	27

Lifecycle 2050 Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifecycle 2050 Fund	Inception date	6 months	1 year	5 years	since fund inception
Institutional Class	11/30/2007	3.43%	8.30%	12.32%	4.62%
Premier Class	9/30/2009	3.35	8.22	12.15	4.42	*
Retirement Class	11/30/2007	3.27	8.12	12.05	4.35
2050 Fund Composite Index†	—	4.02	10.35	12.53	5.36	‡
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	7.45	‡
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.80	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.
†	As of the close of business on November 30, 2014, the 2050 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/14	Target allocation for 6/30/15
Equity
U.S. equity	62.1%	63.0%
International equity	27.9	27.0
Fixed income	10.0	10.0
Total	100.0	100.0

Target allocation

For June 30, 2015

28	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifecycle 2055 Fund	Inception date	6 months	1 year	since fund inception
Institutional Class	4/29/2011	3.41%	8.36%	9.68%
Premier Class	4/29/2011	3.33	8.13	9.50
Retirement Class	4/29/2011	3.25	8.00	9.39
2055 Fund Composite Index*	—	4.02	10.35	10.35	†
Broad market index
Russell 3000® Index	—	7.89	15.53	14.27	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	3.88	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2014, the 2055 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/14	Target allocation for 6/30/15
Equity
U.S. equity	62.0%	63.0%
International equity	27.9	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	29

Portfolio of investments (unaudited)

Lifecycle Retirement Income Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS – 100.0% (a)

FIXED INCOME – 39.9%
8,374,466	TIAA-CREF Bond Fund		$88,936,832	26.4%
3,398,524	TIAA-CREF Bond Plus Fund		36,670,072	10.9
194,511	TIAA-CREF Emerging Markets Debt Fund		1,943,165	0.6
655,665	TIAA-CREF High-Yield Fund		6,635,331	2.0
	TOTAL FIXED INCOME		134,185,400	39.9

INFLATION-PROTECTED ASSETS – 5.0%
1,461,689	TIAA-CREF Inflation-Linked Bond Fund		16,809,427	5.0
	TOTAL INFLATION-PROTECTED ASSETS		16,809,427	5.0

INTERNATIONAL EQUITY – 12.8%
782,424	TIAA-CREF Emerging Markets Equity Fund		8,387,587	2.5
1,213,442	TIAA-CREF Enhanced International Equity Index Fund		9,756,075	2.9
246,084	TIAA-CREF Global Natural Resources Fund		2,197,534	0.6
1,098,032	TIAA-CREF International Equity Fund		12,407,767	3.7
995,208	TIAA-CREF International Opportunities Fund		10,499,441	3.1
	TOTAL INTERNATIONAL EQUITY		43,248,404	12.8

SHORT-TERM FIXED INCOME – 14.9%
27,890	TIAA-CREF Money Market Fund		27,890	0.0
4,799,701	TIAA-CREF Short-Term Bond Fund		49,964,882	14.9
	TOTAL SHORT-TERM FIXED INCOME		49,992,772	14.9

U.S. EQUITY – 27.4%
1,380,977	TIAA-CREF Enhanced Large-Cap Growth Index Fund		17,358,885	5.2
1,452,827	TIAA-CREF Enhanced Large-Cap Value Index Fund		16,533,174	4.9
1,125,110	TIAA-CREF Growth & Income Fund		15,020,216	4.5
1,057,807	TIAA-CREF Large-Cap Growth Fund		18,088,502	5.4
904,495	TIAA-CREF Large-Cap Value Fund		17,185,400	5.1
17,847	TIAA-CREF Mid-Cap Growth Fund		446,363	0.1
13,751	TIAA-CREF Mid-Cap Value Fund		350,914	0.1
364,355	TIAA-CREF Small-Cap Equity Fund		7,188,721	2.1
	TOTAL U.S. EQUITY		92,172,175	27.4
	TOTAL TIAA-CREF FUNDS	(Cost $299,441,225)	336,408,178	100.0

	TOTAL PORTFOLIO	(Cost $299,441,225)	336,408,178	100.0
	OTHER ASSETS & LIABILITIES, NET		7,951	0.0
	NET ASSETS		$336,416,129	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

30	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2010 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS – 99.8% (a)

FIXED INCOME – 38.7%
25,750,954	TIAA-CREF Bond Fund		$273,475,126	25.3%
10,870,681	TIAA-CREF Bond Plus Fund		117,294,647	10.9
621,550	TIAA-CREF Emerging Markets Debt Fund		6,209,289	0.6
2,067,713	TIAA-CREF High-Yield Fund		20,925,259	1.9
	TOTAL FIXED INCOME		417,904,321	38.7

INFLATION-PROTECTED ASSETS – 5.3%
5,039,089	TIAA-CREF Inflation-Linked Bond Fund		57,949,518	5.3
	TOTAL INFLATION-PROTECTED ASSETS		57,949,518	5.3

INTERNATIONAL EQUITY – 14.5%
2,773,291	TIAA-CREF Emerging Markets Equity Fund		29,729,682	2.8
4,479,226	TIAA-CREF Enhanced International Equity Index Fund		36,012,979	3.3
891,911	TIAA-CREF Global Natural Resources Fund		7,964,765	0.7
3,973,829	TIAA-CREF International Equity Fund		44,904,263	4.2
3,589,660	TIAA-CREF International Opportunities Fund		37,870,914	3.5
	TOTAL INTERNATIONAL EQUITY		156,482,603	14.5

SHORT-TERM FIXED INCOME – 10.0%
58,956	TIAA-CREF Money Market Fund		58,956	0.0
10,332,830	TIAA-CREF Short-Term Bond Fund		107,564,758	10.0
	TOTAL SHORT-TERM FIXED INCOME		107,623,714	10.0

U.S. EQUITY – 31.3%
5,078,360	TIAA-CREF Enhanced Large-Cap Growth Index Fund		63,834,981	5.9
5,363,944	TIAA-CREF Enhanced Large-Cap Value Index Fund		61,041,687	5.6
4,112,189	TIAA-CREF Growth & Income Fund		54,897,724	5.1
3,860,477	TIAA-CREF Large-Cap Growth Fund		66,014,155	6.1
3,300,018	TIAA-CREF Large-Cap Value Fund		62,700,350	5.8
78,784	TIAA-CREF Mid-Cap Growth Fund		1,970,390	0.2
65,189	TIAA-CREF Mid-Cap Value Fund		1,663,636	0.2
1,319,440	TIAA-CREF Small-Cap Equity Fund		26,032,554	2.4
	TOTAL U.S. EQUITY		338,155,477	31.3
	TOTAL TIAA-CREF FUNDS	(Cost $910,152,716)	1,078,115,633	99.8

	TOTAL PORTFOLIO	(Cost $910,152,716)	1,078,115,633	99.8
	OTHER ASSETS & LIABILITIES, NET		1,723,058	0.2
	NET ASSETS		$1,079,838,691	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	31

Portfolio of investments (unaudited)

Lifecycle 2015 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS – 99.9% (a)

FIXED INCOME – 37.4%
38,992,988	TIAA-CREF Bond Fund		$414,105,535	24.0%
17,378,432	TIAA-CREF Bond Plus Fund		187,513,279	10.9
994,046	TIAA-CREF Emerging Markets Debt Fund		9,930,521	0.6
3,295,961	TIAA-CREF High-Yield Fund		33,355,124	1.9
	TOTAL FIXED INCOME		644,904,459	37.4

INFLATION-PROTECTED ASSETS – 5.4%
8,060,450	TIAA-CREF Inflation-Linked Bond Fund		92,695,170	5.4
	TOTAL INFLATION-PROTECTED ASSETS		92,695,170	5.4

INTERNATIONAL EQUITY – 16.1%
4,860,788	TIAA-CREF Emerging Markets Equity Fund		52,107,644	3.0
8,046,973	TIAA-CREF Enhanced International Equity Index Fund		64,697,659	3.8
1,578,565	TIAA-CREF Global Natural Resources Fund		14,096,586	0.8
7,040,374	TIAA-CREF International Equity Fund		79,556,221	4.6
6,335,666	TIAA-CREF International Opportunities Fund		66,841,278	3.9
	TOTAL INTERNATIONAL EQUITY		277,299,388	16.1

SHORT-TERM FIXED INCOME – 6.0%
143,145	TIAA-CREF Money Market Fund		143,145	0.0
10,005,964	TIAA-CREF Short-Term Bond Fund		104,162,083	6.0
	TOTAL SHORT-TERM FIXED INCOME		104,305,228	6.0

U.S. EQUITY – 35.0%
9,101,908	TIAA-CREF Enhanced Large-Cap Growth Index Fund		114,410,982	6.6
9,558,256	TIAA-CREF Enhanced Large-Cap Value Index Fund		108,772,957	6.3
7,339,998	TIAA-CREF Growth & Income Fund		97,988,975	5.7
6,884,112	TIAA-CREF Large-Cap Growth Fund		117,718,312	6.8
5,908,765	TIAA-CREF Large-Cap Value Fund		112,266,538	6.5
162,806	TIAA-CREF Mid-Cap Growth Fund		4,071,779	0.2
135,947	TIAA-CREF Mid-Cap Value Fund		3,469,365	0.2
2,343,815	TIAA-CREF Small-Cap Equity Fund		46,243,463	2.7
	TOTAL U.S. EQUITY		604,942,371	35.0
	TOTAL TIAA-CREF FUNDS	(Cost $1,564,156,834)	1,724,146,616	99.9

	TOTAL PORTFOLIO	(Cost $1,564,156,834)	1,724,146,616	99.9
	OTHER ASSETS & LIABILITIES, NET		942,348	0.1
	NET ASSETS		$1,725,088,964	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

32	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2020 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS – 99.9% (a)

FIXED INCOME – 33.4%
48,457,043	TIAA-CREF Bond Fund		$514,613,792	19.9%
26,023,365	TIAA-CREF Bond Plus Fund		280,792,110	10.8
1,488,654	TIAA-CREF Emerging Markets Debt Fund		14,871,658	0.6
5,352,079	TIAA-CREF High-Yield Fund		54,163,044	2.1
	TOTAL FIXED INCOME		864,440,604	33.4

INFLATION-PROTECTED ASSETS – 3.8%
8,495,995	TIAA-CREF Inflation-Linked Bond Fund		97,703,946	3.8
	TOTAL INFLATION-PROTECTED ASSETS		97,703,946	3.8

INTERNATIONAL EQUITY – 18.4%
8,195,882	TIAA-CREF Emerging Markets Equity Fund		87,859,856	3.4
14,047,103	TIAA-CREF Enhanced International Equity Index Fund		112,938,709	4.3
2,801,321	TIAA-CREF Global Natural Resources Fund		25,015,796	1.0
12,007,627	TIAA-CREF International Equity Fund		135,686,188	5.2
10,991,891	TIAA-CREF International Opportunities Fund		115,964,454	4.5
	TOTAL INTERNATIONAL EQUITY		477,465,003	18.4

SHORT-TERM FIXED INCOME – 3.6%
191,587	TIAA-CREF Money Market Fund		191,587	0.0
9,111,630	TIAA-CREF Short-Term Bond Fund		94,852,072	3.6
	TOTAL SHORT-TERM FIXED INCOME		95,043,659	3.6

U.S. EQUITY – 40.7%
15,817,432	TIAA-CREF Enhanced Large-Cap Growth Index Fund		198,825,121	7.7
16,639,803	TIAA-CREF Enhanced Large-Cap Value Index Fund		189,360,956	7.3
12,724,201	TIAA-CREF Growth & Income Fund		169,868,088	6.6
11,963,356	TIAA-CREF Large-Cap Growth Fund		204,573,382	7.9
10,222,245	TIAA-CREF Large-Cap Value Fund		194,222,656	7.5
332,335	TIAA-CREF Mid-Cap Growth Fund		8,311,709	0.3
286,639	TIAA-CREF Mid-Cap Value Fund		7,315,036	0.3
4,111,638	TIAA-CREF Small-Cap Equity Fund		81,122,620	3.1
	TOTAL U.S. EQUITY		1,053,599,568	40.7
	TOTAL TIAA-CREF FUNDS	(Cost $2,304,847,231)	2,588,252,780	99.9

	TOTAL PORTFOLIO	(Cost $2,304,847,231)	2,588,252,780	99.9
	OTHER ASSETS & LIABILITIES, NET		1,380,828	0.1
	NET ASSETS		$2,589,633,608	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	33

Portfolio of investments (unaudited)

Lifecycle 2025 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS – 100.0% (a)

FIXED INCOME – 29.5%
36,852,909	TIAA-CREF Bond Fund		$391,377,898	15.0%
26,271,286	TIAA-CREF Bond Plus Fund		283,467,175	10.9
1,499,661	TIAA-CREF Emerging Markets Debt Fund		14,981,612	0.6
7,815,280	TIAA-CREF High-Yield Fund		79,090,637	3.0
	TOTAL FIXED INCOME		768,917,322	29.5

INFLATION-PROTECTED ASSETS – 1.8%
4,017,415	TIAA-CREF Inflation-Linked Bond Fund		46,200,272	1.8
	TOTAL INFLATION-PROTECTED ASSETS		46,200,272	1.8

INTERNATIONAL EQUITY – 20.8%
9,176,110	TIAA-CREF Emerging Markets Equity Fund		98,367,897	3.8
16,153,871	TIAA-CREF Enhanced International Equity Index Fund		129,877,119	5.0
3,157,013	TIAA-CREF Global Natural Resources Fund		28,192,127	1.1
13,542,148	TIAA-CREF International Equity Fund		153,026,267	5.8
12,573,456	TIAA-CREF International Opportunities Fund		132,649,963	5.1
	TOTAL INTERNATIONAL EQUITY		542,113,373	20.8

SHORT-TERM FIXED INCOME – 1.7%
187,740	TIAA-CREF Money Market Fund		187,740	0.0
4,259,440	TIAA-CREF Short-Term Bond Fund		44,340,775	1.7
	TOTAL SHORT-TERM FIXED INCOME		44,528,515	1.7

U.S. EQUITY – 46.2%
18,093,047	TIAA-CREF Enhanced Large-Cap Growth Index Fund		227,429,605	8.7
19,069,004	TIAA-CREF Enhanced Large-Cap Value Index Fund		217,005,267	8.3
14,520,816	TIAA-CREF Growth & Income Fund		193,852,899	7.4
13,663,504	TIAA-CREF Large-Cap Growth Fund		233,645,914	9.0
11,695,963	TIAA-CREF Large-Cap Value Fund		222,223,303	8.5
424,270	TIAA-CREF Mid-Cap Growth Fund		10,610,983	0.4
363,886	TIAA-CREF Mid-Cap Value Fund		9,286,382	0.4
4,691,829	TIAA-CREF Small-Cap Equity Fund		92,569,781	3.5
	TOTAL U.S. EQUITY		1,206,624,134	46.2
	TOTAL TIAA-CREF FUNDS	(Cost $2,278,596,207)	2,608,383,616	100.0

	TOTAL PORTFOLIO	(Cost $2,278,596,207)	2,608,383,616	100.0
	OTHER ASSETS & LIABILITIES, NET		432,188	0.0
	NET ASSETS		$2,608,815,804	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2030 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS – 100.0% (a)

FIXED INCOME – 25.0%
25,993,501	TIAA-CREF Bond Fund		$276,050,975	11.0%
22,269,049	TIAA-CREF Bond Plus Fund		240,283,035	9.5
1,442,787	TIAA-CREF Emerging Markets Debt Fund		14,413,441	0.6
9,640,671	TIAA-CREF High-Yield Fund		97,563,596	3.9
	TOTAL FIXED INCOME		628,311,047	25.0

INTERNATIONAL EQUITY – 23.2%
9,773,824	TIAA-CREF Emerging Markets Equity Fund		104,775,390	4.2
17,474,936	TIAA-CREF Enhanced International Equity Index Fund		140,498,485	5.6
3,385,713	TIAA-CREF Global Natural Resources Fund		30,234,418	1.2
14,551,076	TIAA-CREF International Equity Fund		164,427,154	6.6
13,398,294	TIAA-CREF International Opportunities Fund		141,352,000	5.6
	TOTAL INTERNATIONAL EQUITY		581,287,447	23.2

SHORT-TERM FIXED INCOME – 0.0%
180,563	TIAA-CREF Money Market Fund		180,563	0.0
	TOTAL SHORT-TERM FIXED INCOME		180,563	0.0

U.S. EQUITY – 51.8%
19,501,023	TIAA-CREF Enhanced Large-Cap Growth Index Fund		245,127,857	9.8
20,563,002	TIAA-CREF Enhanced Large-Cap Value Index Fund		234,006,961	9.3
15,650,707	TIAA-CREF Growth & Income Fund		208,936,939	8.3
14,703,245	TIAA-CREF Large-Cap Growth Fund		251,425,487	10.0
12,573,917	TIAA-CREF Large-Cap Value Fund		238,904,428	9.5
485,418	TIAA-CREF Mid-Cap Growth Fund		12,140,304	0.5
424,477	TIAA-CREF Mid-Cap Value Fund		10,832,644	0.4
5,046,702	TIAA-CREF Small-Cap Equity Fund		99,571,435	4.0
	TOTAL U.S. EQUITY		1,300,946,055	51.8
	TOTAL TIAA-CREF FUNDS	(Cost $2,140,941,383)	2,510,725,112	100.0

	TOTAL PORTFOLIO	(Cost $2,140,941,383)	2,510,725,112	100.0
	OTHER ASSETS & LIABILITIES, NET		378,817	0.0
	NET ASSETS		$2,511,103,929	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	35

Portfolio of investments (unaudited)

Lifecycle 2035 Fund  ■  November 30, 2014

Shares	Security	Value	% of net assets
TIAA-CREF FUNDS – 100.0% (a)

FIXED INCOME – 17.0%
15,607,658	TIAA-CREF Bond Fund	$165,753,333	6.5%
14,211,596	TIAA-CREF Bond Plus Fund	153,343,116	6.0
1,461,360	TIAA-CREF Emerging Markets Debt Fund	14,598,988	0.6
9,861,313	TIAA-CREF High-Yield Fund	99,796,487	3.9
	TOTAL FIXED INCOME	433,491,924	17.0

INTERNATIONAL EQUITY – 25.6%
10,969,455	TIAA-CREF Emerging Markets Equity Fund	117,592,558	4.6
19,785,385	TIAA-CREF Enhanced International Equity Index Fund	159,074,493	6.3
3,777,812	TIAA-CREF Global Natural Resources Fund	33,735,865	1.3
16,178,610	TIAA-CREF International Equity Fund	182,818,294	7.2
14,939,377	TIAA-CREF International Opportunities Fund	157,610,428	6.2
	TOTAL INTERNATIONAL EQUITY	650,831,638	25.6

SHORT-TERM FIXED INCOME – 0.0%
186,513	TIAA-CREF Money Market Fund	186,513	0.0
	TOTAL SHORT-TERM FIXED INCOME	186,513	0.0

U.S. EQUITY – 57.4%
21,902,633	TIAA-CREF Enhanced Large-Cap Growth Index Fund	275,316,100	10.8
23,083,831	TIAA-CREF Enhanced Large-Cap Value Index Fund	262,694,000	10.3
17,546,747	TIAA-CREF Growth & Income Fund	234,249,068	9.2
16,488,669	TIAA-CREF Large-Cap Growth Fund	281,956,248	11.1
14,073,217	TIAA-CREF Large-Cap Value Fund	267,391,119	10.5
568,327	TIAA-CREF Mid-Cap Growth Fund	14,213,866	0.6
504,761	TIAA-CREF Mid-Cap Value Fund	12,881,504	0.5
5,658,853	TIAA-CREF Small-Cap Equity Fund	111,649,160	4.4
	TOTAL U.S. EQUITY	1,460,351,065	57.4
	TOTAL TIAA-CREF FUNDS (Cost $2,128,123,272)	2,544,861,140	100.0

	TOTAL PORTFOLIO (Cost $2,128,123,272)	2,544,861,140	100.0
	OTHER ASSETS & LIABILITIES, NET	13,315	0.0
	NET ASSETS	$2,544,874,455	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2040 Fund  ■  November 30, 2014

Shares	Security	Value	% of net assets
TIAA-CREF FUNDS – 100.0% (a)

FIXED INCOME – 10.0%
16,648,603	TIAA-CREF Bond Plus Fund	$179,638,427	5.4%
1,897,404	TIAA-CREF Emerging Markets Debt Fund	18,955,062	0.6
12,984,997	TIAA-CREF High-Yield Fund	131,408,166	4.0
	TOTAL FIXED INCOME	330,001,655	10.0

INTERNATIONAL EQUITY – 27.8%
15,296,840	TIAA-CREF Emerging Markets Equity Fund	163,982,124	5.0
28,160,461	TIAA-CREF Enhanced International Equity Index Fund	226,410,106	6.8
5,491,240	TIAA-CREF Global Natural Resources Fund	49,036,777	1.5
22,708,806	TIAA-CREF International Equity Fund	256,609,511	7.8
21,068,210	TIAA-CREF International Opportunities Fund	222,269,620	6.7
	TOTAL INTERNATIONAL EQUITY	918,308,138	27.8

SHORT-TERM FIXED INCOME – 0.0%
273,442	TIAA-CREF Money Market Fund	273,442	0.0
	TOTAL SHORT-TERM FIXED INCOME	273,442	0.0

U.S. EQUITY – 62.2%
30,742,317	TIAA-CREF Enhanced Large-Cap Growth Index Fund	386,430,924	11.7
32,452,356	TIAA-CREF Enhanced Large-Cap Value Index Fund	369,307,815	11.2
24,602,672	TIAA-CREF Growth & Income Fund	328,445,671	9.9
23,127,174	TIAA-CREF Large-Cap Growth Fund	395,474,667	12.0
19,728,392	TIAA-CREF Large-Cap Value Fund	374,839,442	11.4
838,280	TIAA-CREF Mid-Cap Growth Fund	20,965,379	0.6
737,117	TIAA-CREF Mid-Cap Value Fund	18,811,214	0.6
7,955,186	TIAA-CREF Small-Cap Equity Fund	156,955,820	4.8
	TOTAL U.S. EQUITY	2,051,230,932	62.2
	TOTAL TIAA-CREF FUNDS (Cost $2,702,923,137)	3,299,814,167	100.0

	TOTAL PORTFOLIO (Cost $2,702,923,137)	3,299,814,167	100.0
	OTHER ASSETS & LIABILITIES, NET	(419,055)	0.0
	NET ASSETS	$3,299,395,112	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	37

Portfolio of investments (unaudited)

Lifecycle 2045 Fund  ■  November 30, 2014

Shares	Security	Value	% of net assets
TIAA-CREF FUNDS – 100.1% (a)

FIXED INCOME – 10.0%
5,732,650	TIAA-CREF Bond Plus Fund	$61,855,295	5.4%
648,884	TIAA-CREF Emerging Markets Debt Fund	6,482,356	0.6
4,495,185	TIAA-CREF High-Yield Fund	45,491,271	4.0
	TOTAL FIXED INCOME	113,828,922	10.0

INTERNATIONAL EQUITY – 27.9%
5,267,515	TIAA-CREF Emerging Markets Equity Fund	56,467,755	4.9
9,713,535	TIAA-CREF Enhanced International Equity Index Fund	78,096,824	6.9
1,897,330	TIAA-CREF Global Natural Resources Fund	16,943,156	1.5
7,722,219	TIAA-CREF International Equity Fund	87,261,073	7.7
7,404,104	TIAA-CREF International Opportunities Fund	78,113,296	6.9
	TOTAL INTERNATIONAL EQUITY	316,882,104	27.9

SHORT-TERM FIXED INCOME – 0.0%
81,020	TIAA-CREF Money Market Fund	81,020	0.0
	TOTAL SHORT-TERM FIXED INCOME	81,020	0.0

U.S. EQUITY – 62.2%
10,589,700	TIAA-CREF Enhanced Large-Cap Growth Index Fund	133,112,533	11.7
11,154,557	TIAA-CREF Enhanced Large-Cap Value Index Fund	126,938,864	11.2
8,446,018	TIAA-CREF Growth & Income Fund	112,754,347	9.9
7,940,895	TIAA-CREF Large-Cap Growth Fund	135,789,306	12.0
6,797,964	TIAA-CREF Large-Cap Value Fund	129,161,324	11.4
287,352	TIAA-CREF Mid-Cap Growth Fund	7,186,665	0.6
252,631	TIAA-CREF Mid-Cap Value Fund	6,447,148	0.6
2,734,870	TIAA-CREF Small-Cap Equity Fund	53,958,982	4.8
	TOTAL U.S. EQUITY	705,349,169	62.2
	TOTAL TIAA-CREF FUNDS (Cost $944,689,160)	1,136,141,215	100.1

	TOTAL PORTFOLIO (Cost $944,689,160)	1,136,141,215	100.1
	OTHER ASSETS & LIABILITIES, NET	(950,745)	(0.1)
	NET ASSETS	$1,135,190,470	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2050 Fund  ■  November 30, 2014

Shares	Security	Value	% of net assets
TIAA-CREF FUNDS – 100.0% (a)

FIXED INCOME – 10.0%
3,297,942	TIAA-CREF Bond Plus Fund	$35,584,794	5.4%
373,539	TIAA-CREF Emerging Markets Debt Fund	3,731,655	0.6
2,585,948	TIAA-CREF High-Yield Fund	26,169,792	4.0
	TOTAL FIXED INCOME	65,486,241	10.0

INTERNATIONAL EQUITY – 27.9%
3,030,277	TIAA-CREF Emerging Markets Equity Fund	32,484,571	4.9
5,587,959	TIAA-CREF Enhanced International Equity Index Fund	44,927,187	6.9
1,091,484	TIAA-CREF Global Natural Resources Fund	9,746,954	1.5
4,443,048	TIAA-CREF International Equity Fund	50,206,447	7.7
4,259,523	TIAA-CREF International Opportunities Fund	44,937,967	6.9
	TOTAL INTERNATIONAL EQUITY	182,303,126	27.9

SHORT-TERM FIXED INCOME – 0.0%
41,882	TIAA-CREF Money Market Fund	41,882	0.0
	TOTAL SHORT-TERM FIXED INCOME	41,882	0.0

U.S. EQUITY – 62.1%
6,092,358	TIAA-CREF Enhanced Large-Cap Growth Index Fund	76,580,941	11.7
6,417,301	TIAA-CREF Enhanced Large-Cap Value Index Fund	73,028,880	11.2
4,859,085	TIAA-CREF Growth & Income Fund	64,868,788	9.9
4,568,495	TIAA-CREF Large-Cap Growth Fund	78,121,262	12.0
3,910,914	TIAA-CREF Large-Cap Value Fund	74,307,370	11.4
165,871	TIAA-CREF Mid-Cap Growth Fund	4,148,430	0.6
145,360	TIAA-CREF Mid-Cap Value Fund	3,709,591	0.6
1,573,163	TIAA-CREF Small-Cap Equity Fund	31,038,502	4.7
	TOTAL U.S. EQUITY	405,803,764	62.1
	TOTAL TIAA-CREF FUNDS (Cost $548,928,433)	653,635,013	100.0

	TOTAL PORTFOLIO (Cost $548,928,433)	653,635,013	100.0
	OTHER ASSETS & LIABILITIES, NET	(8,411)	0.0
	NET ASSETS	$653,626,602	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	39

Portfolio of investments (unaudited)

Lifecycle 2055 Fund  ■  November 30, 2014

Shares	Security	Value	% of net assets
TIAA-CREF FUNDS – 99.9% (a)

FIXED INCOME – 10.0%
521,802	TIAA-CREF Bond Plus Fund	$5,630,239	5.4%
58,840	TIAA-CREF Emerging Markets Debt Fund	587,816	0.6
409,162	TIAA-CREF High-Yield Fund	4,140,720	4.0
	TOTAL FIXED INCOME	10,358,775	10.0

INTERNATIONAL EQUITY – 27.9%
479,431	TIAA-CREF Emerging Markets Equity Fund	5,139,497	4.9
884,084	TIAA-CREF Enhanced International Equity Index Fund	7,108,031	6.9
172,695	TIAA-CREF Global Natural Resources Fund	1,542,168	1.5
702,870	TIAA-CREF International Equity Fund	7,942,429	7.7
673,876	TIAA-CREF International Opportunities Fund	7,109,391	6.9
	TOTAL INTERNATIONAL EQUITY	28,841,516	27.9

SHORT-TERM FIXED INCOME – 0.0%
6,591	TIAA-CREF Money Market Fund	6,591	0.0
	TOTAL SHORT-TERM FIXED INCOME	6,591	0.0

U.S. EQUITY – 62.0%
963,784	TIAA-CREF Enhanced Large-Cap Growth Index Fund	12,114,766	11.7
1,015,196	TIAA-CREF Enhanced Large-Cap Value Index Fund	11,552,931	11.2
768,685	TIAA-CREF Growth & Income Fund	10,261,951	9.9
722,714	TIAA-CREF Large-Cap Growth Fund	12,358,411	11.9
618,697	TIAA-CREF Large-Cap Value Fund	11,755,240	11.4
26,132	TIAA-CREF Mid-Cap Growth Fund	653,558	0.6
22,950	TIAA-CREF Mid-Cap Value Fund	585,688	0.6
248,909	TIAA-CREF Small-Cap Equity Fund	4,910,969	4.7
	TOTAL U.S. EQUITY	64,193,514	62.0
	TOTAL TIAA-CREF FUNDS (Cost $92,498,040)	103,400,396	99.9

	TOTAL PORTFOLIO (Cost $92,498,040)	103,400,396	99.9
	OTHER ASSETS & LIABILITIES, NET	53,211	0.1
	NET ASSETS	$103,453,607	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2060 Fund  ■  November 30, 2014

Shares	Security	Value	% of net assets
TIAA-CREF FUNDS – 100.0% (a)

FIXED INCOME – 9.9%
52,298	TIAA-CREF Bond Plus Fund	$564,296	5.4%
5,997	TIAA-CREF Emerging Markets Debt Fund	59,913	0.6
39,757	TIAA-CREF High-Yield Fund	402,343	3.9
	TOTAL FIXED INCOME	1,026,552	9.9

INTERNATIONAL EQUITY – 27.7%
47,725	TIAA-CREF Emerging Markets Equity Fund	511,615	4.9
87,737	TIAA-CREF Enhanced International Equity Index Fund	705,407	6.8
16,797	TIAA-CREF Global Natural Resources Fund	149,993	1.5
70,338	TIAA-CREF International Equity Fund	794,823	7.7
66,795	TIAA-CREF International Opportunities Fund	704,688	6.8
	TOTAL INTERNATIONAL EQUITY	2,866,526	27.7

SHORT-TERM FIXED INCOME – 0.0%
100	TIAA-CREF Money Market Fund	100	0.0
	TOTAL SHORT-TERM FIXED INCOME	100	0.0

U.S. EQUITY – 62.4%
97,361	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,223,828	11.8
102,484	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,166,269	11.2
77,706	TIAA-CREF Growth & Income Fund	1,037,369	10.0
72,598	TIAA-CREF Large-Cap Growth Fund	1,241,430	12.0
62,338	TIAA-CREF Large-Cap Value Fund	1,184,414	11.4
2,669	TIAA-CREF Mid-Cap Growth Fund	66,756	0.6
2,329	TIAA-CREF Mid-Cap Value Fund	59,448	0.6
25,052	TIAA-CREF Small-Cap Equity Fund	494,279	4.8
	TOTAL U.S. EQUITY	6,473,793	62.4
	TOTAL TIAA-CREF FUNDS (Cost $10,100,324)	10,366,971	100.0

	TOTAL PORTFOLIO (Cost $10,100,324)	10,366,971	100.0
	OTHER ASSETS & LIABILITIES, NET	(313)	0.0
	NET ASSETS	$10,366,658	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	41

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Funds  ■  November 30, 2014

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

ASSETS
Affiliated investments, at value‡	$336,408,178	$1,078,115,633	$1,724,146,616	$2,588,252,780	$2,608,383,616	$2,510,725,112
Cash	974,362	3,165,205	4,636,314	9,124,454	10,333,278	9,712,453
Receivable from securities transactions	–	135,046	1,180,977	86,691	–	–
Receivable from Fund shares sold	55,603	2,305,852	2,879,981	3,463,253	3,142,370	3,359,631
Dividends and interest receivable	333,474	988,031	1,460,410	1,931,387	1,757,132	1,473,128
Due from affiliates	8,539	21,658	33,355	49,102	49,610	47,838
Other	6,997	36,267	50,527	64,002	61,736	59,087
Total assets	337,787,153	1,084,767,692	1,734,388,180	2,602,971,669	2,623,727,742	2,525,377,249

LIABILITIES
Management fees payable	5,525	17,682	28,279	42,426	42,759	41,167
Service agreement fees payable	5,025	18,980	29,651	41,478	40,223	35,910
Distribution fees payable	18,662	14,536	24,598	43,752	41,974	43,059
Due to affiliates	1,747	5,911	9,431	13,675	13,646	13,094
Payable for securities transactions	1,185,000	4,806,797	9,097,477	13,038,191	14,656,500	14,025,750
Payable for Fund shares redeemed	130,203	–	23,081	39,900	–	–
Accrued expenses and other payables	24,862	65,095	86,699	118,639	116,836	114,340
Total liabilities	1,371,024	4,929,001	9,299,216	13,338,061	14,911,938	14,273,320

NET ASSETS	$336,416,129	$1,079,838,691	$1,725,088,964	$2,589,633,608	$2,608,815,804	$2,511,103,929

NET ASSETS CONSIST OF:
Paid-in-capital	$298,707,324	$897,619,060	$1,475,499,928	$2,184,271,279	$2,157,698,397	$2,027,110,425
Undistributed net investment income (loss)	559,490	11,454,970	16,845,978	21,333,777	18,666,179	15,060,785
Accumulated net realized gain (loss) on total investments	182,362	2,801,744	72,753,276	100,623,003	102,663,819	99,148,990
Net unrealized appreciation (depreciation) on total investments	36,966,953	167,962,917	159,989,782	283,405,549	329,787,409	369,783,729

NET ASSETS	$336,416,129	$1,079,838,691	$1,725,088,964	$2,589,633,608	$2,608,815,804	$2,511,103,929

INSTITUTIONAL CLASS:
Net assets	$110,987,130	$496,960,899	$799,458,157	$1,217,767,724	$1,282,959,064	$1,281,551,832
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,709,520	41,894,019	72,212,472	109,197,869	114,390,418	114,397,573
Net asset value per share	$11.43	$11.86	$11.07	$11.15	$11.22	$11.20

PREMIER CLASS:
Net assets	$26,391,357	$119,192,828	$201,524,882	$359,994,275	$344,538,756	$354,011,244
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,310,218	10,078,274	18,282,639	32,375,932	30,851,993	31,746,341
Net asset value per share	$11.42	$11.83	$11.02	$11.12	$11.17	$11.15

RETIREMENT CLASS:
Net assets	$122,382,909	$463,684,964	$724,105,925	$1,011,871,609	$981,317,984	$875,540,853
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,729,161	34,247,470	55,875,175	76,062,460	72,726,463	64,089,516
Net asset value per share	$11.41	$13.54	$12.96	$13.30	$13.49	$13.66

RETAIL CLASS:
Net assets	$76,654,733	$–	$–	$–	$–	$–
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,714,496	–	–	–	–	–
Net asset value per share	$11.42	$–	$–	$–	$–	$–
‡ Affiliated investments, cost	$299,441,225	$910,152,716	$1,564,156,834	$2,304,847,231	$2,278,596,207	$2,140,941,383

42	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	43

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  November 30, 2014

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund

ASSETS
Affiliated investments, at value‡	$2,544,861,140	$3,299,814,167	$1,136,141,215	$653,635,013	$103,400,396	$10,366,971
Cash	10,062,401	13,526,957	6,634,222	3,769,905	718,174	21,556
Receivable from Fund shares sold	3,749,461	3,196,021	2,570,578	1,582,026	318,294	–
Dividends and interest receivable	1,086,427	981,113	334,260	192,207	30,167	3,101
Due from affiliates	48,532	63,596	22,990	14,108	3,572	2,896
Other	59,325	82,268	16,935	9,255	985	–
Total assets	2,559,867,286	3,317,664,122	1,145,720,200	659,202,514	104,471,588	10,394,524

LIABILITIES
Management fees payable	41,723	54,127	18,555	10,681	1,687	171
Service agreement fees payable	35,061	45,731	15,189	8,882	1,849	110
Distribution fees payable	41,742	57,228	20,600	12,870	2,087	313
Due to affiliates	13,301	17,401	5,757	3,303	511	36
Payable for securities transactions	14,745,000	17,940,750	10,412,250	5,506,500	942,250	13,500
Payable for Fund shares redeemed	–	341	15,259	4,004	42,312	–
Accrued expenses and other payables	116,004	153,432	42,120	29,672	27,285	13,736
Total liabilities	14,992,831	18,269,010	10,529,730	5,575,912	1,017,981	27,866

NET ASSETS	$2,544,874,455	$3,299,395,112	$1,135,190,470	$653,626,602	$103,453,607	$10,366,658

NET ASSETS CONSIST OF:
Paid-in-capital	$2,007,888,322	$2,545,478,817	$920,291,307	$536,460,946	$91,262,263	$10,095,005
Undistributed net investment income (loss)	11,377,518	10,807,589	3,453,872	1,944,213	262,383	4,724
Accumulated net realized gain (loss) on total investments	108,870,747	146,217,676	19,993,236	10,514,863	1,026,605	282
Net unrealized appreciation (depreciation) on total investments	416,737,868	596,891,030	191,452,055	104,706,580	10,902,356	266,647

NET ASSETS	$2,544,874,455	$3,299,395,112	$1,135,190,470	$653,626,602	$103,453,607	$10,366,658

INSTITUTIONAL CLASS:
Net assets	$1,346,910,088	$1,714,612,463	$592,550,813	$329,071,610	$40,658,284	$5,134,540
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	118,909,290	149,759,444	51,566,166	28,719,695	3,189,213	500,000
Net asset value per share	$11.33	$11.45	$11.49	$11.46	$12.75	$10.27

PREMIER CLASS:
Net assets	$342,858,042	$470,418,864	$171,241,234	$107,451,630	$17,522,868	$2,566,582
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	30,360,176	41,221,289	14,963,850	9,412,059	1,378,623	250,000
Net asset value per share	$11.29	$11.41	$11.44	$11.42	$12.71	$10.27

RETIREMENT CLASS:
Net assets	$855,106,325	$1,114,363,785	$371,398,423	$217,103,362	$45,272,455	$2,665,536
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	61,096,665	77,681,375	32,552,497	19,084,857	3,564,110	259,679
Net asset value per share	$14.00	$14.35	$11.41	$11.38	$12.70	$10.26
‡ Affiliated investments, cost	$2,128,123,272	$2,702,923,137	$944,689,160	$548,928,433	$92,498,040	$10,100,324

44	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	45

Statements of operations (unaudited)

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2014

	Lifecycle
	Retirement	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$2,287,665	$7,280,846	$10,895,605	$14,004,064	$12,215,265	$9,898,309
Total income	2,287,665	7,280,846	10,895,605	14,004,064	12,215,265	9,898,309

EXPENSES
Management fees	159,678	532,958	845,577	1,242,700	1,243,931	1,193,804
Shareholder servicing – Institutional Class	200	320	465	632	647	625
Shareholder servicing – Premier Class	76	80	121	186	181	226
Shareholder servicing – Retirement Class	148,526	577,511	890,853	1,232,967	1,189,031	1,059,828
Shareholder servicing – Retail Class	9,943	–	–	–	–	–
Distribution fees – Premier Class	19,067	97,190	162,872	274,235	264,217	268,435
Distribution fees – Retirement Class	29,666	115,422	178,067	246,463	237,672	211,842
Distribution fees – Retail Class	89,544	–	–	–	–	–
Registration fees	37,513	41,622	44,031	48,412	49,234	48,049
Professional fees	12,013	13,760	14,603	16,349	16,388	16,217
Shareholder reports	9,925	23,712	32,783	47,791	50,449	50,520
Custody and accounting fees	7,904	6,355	6,353	6,353	6,353	6,245
Administrative service fees	5,505	17,806	28,239	42,013	42,135	40,268
Trustee fees and expenses	1,376	4,182	6,811	10,354	10,417	9,944
Other expenses	8,649	8,514	12,439	24,616	28,348	27,537
Total expenses	539,585	1,439,432	2,223,214	3,193,071	3,139,003	2,933,540
Less: Expenses reimbursed by the investment adviser	(93,080)	(116,451)	(146,314)	(197,334)	(204,793)	(200,170)
Fee waiver by investment adviser and TPIS	(189,345)	(648,381)	(1,023,645)	(1,489,163)	(1,481,604)	(1,405,646)
Net expenses	257,160	674,600	1,053,255	1,506,574	1,452,606	1,327,724

Net investment income (loss)	2,030,505	6,606,246	9,842,350	12,497,490	10,762,659	8,570,585

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	476,572	2,809,936	26,221,852	33,435,628	33,936,983	31,607,082
Net realized gain (loss) from investments	476,572	2,809,936	26,221,852	33,435,628	33,936,983	31,607,082
Net change in unrealized appreciation (depreciation) from affiliated investments	4,010,890	14,341,393	4,586,784	19,997,127	27,140,470	33,898,441
Net realized and unrealized gain (loss) from investments	4,487,462	17,151,329	30,808,636	53,432,755	61,077,453	65,505,523
Net increase (decrease) in net assets from operations	$6,517,967	$23,757,575	$40,650,986	$65,930,245	$71,840,112	$74,076,108

46	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	47

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2014

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund*

INVESTMENT INCOME
Dividends from affiliated investments	$7,859,121	$8,003,619	$2,624,210	$1,499,257	$225,900	$6,538
Total income	7,859,121	8,003,619	2,624,210	1,499,257	225,900	6,538

EXPENSES
Management fees	1,211,248	1,579,370	519,804	297,336	44,951	1,780
Shareholder servicing – Institutional Class	655	814	333	269	122	394
Shareholder servicing – Premier Class	180	284	93	107	70	386
Shareholder servicing – Retirement Class	1,029,060	1,358,606	432,213	252,267	49,957	1,554
Distribution fees – Premier Class	264,433	363,004	123,513	74,288	11,901	663
Distribution fees – Retirement Class	205,699	271,594	86,373	50,402	9,962	227
Registration fees	48,867	55,525	44,193	37,522	25,018	13,684
Professional fees	16,390	17,776	13,630	12,582	11,456	7,980
Shareholder reports	52,520	67,467	30,492	23,056	7,926	2,527
Custody and accounting fees	6,245	6,323	6,276	6,276	6,227	2,209
Administrative service fees	40,930	53,060	18,045	10,369	1,617	64
Trustee fees and expenses	10,154	12,953	4,486	2,592	493	16
Other expenses	28,223	36,308	20,716	13,244	5,623	2,330
Total expenses	2,914,604	3,823,084	1,300,167	780,310	175,323	33,814
Less: Expenses reimbursed by the investment adviser	(204,681)	(251,101)	(138,540)	(106,237)	(58,590)	(29,992)
Fee waiver by investment adviser and TPIS	(1,416,948)	(1,850,963)	(606,177)	(347,738)	(54,914)	(2,008)
Net expenses	1,292,975	1,721,020	555,450	326,335	61,819	1,814

Net investment income (loss)	6,566,146	6,282,599	2,068,760	1,172,922	164,081	4,724

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	37,201,246	49,335,754	(433,171)	(286,224)	(130,910)	282
Net realized gain (loss) from investments	37,201,246	49,335,754	(433,171)	(286,224)	(130,910)	282
Net change in unrealized appreciation (depreciation) from affiliated investments	35,379,422	51,532,227	33,976,273	19,415,442	3,077,511	266,647
Net realized and unrealized gain (loss) from investments	72,580,668	100,867,981	33,543,102	19,129,218	2,946,601	266,929
Net increase (decrease) in net assets from operations	$79,146,814	$107,150,580	$35,611,862	$20,302,140	$3,110,682	$271,653

*	For the period September 26, 2014 to November 30, 2014.

48	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	49

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$2,030,505	$4,367,245	$6,606,246	$16,821,242	$9,842,350	$25,537,938
Net realized gain (loss) from investments		476,572	5,747,089	2,809,936	34,129,016	26,221,852	97,784,713
Net change in unrealized appreciation (depreciation) from affiliated investments		4,010,890	11,372,002	14,341,393	42,136,471	4,586,784	34,810,066
Net increase (decrease) in net assets from operations		6,517,967	21,486,336	23,757,575	93,086,729	40,650,986	158,132,717
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(736,745)	(2,253,935)	–	(14,201,758)	–	(20,738,963)
	Premier Class	(168,655)	(483,438)	–	(3,827,733)	–	(5,943,811)
	Retirement Class	(697,841)	(2,542,530)	–	(12,041,135)	–	(16,299,640)
	Retail Class	(421,993)	(1,449,080)	–	–	–	–
From realized gains:	Institutional Class	–	(780,037)	–	(4,051,351)	–	(25,595,944)
	Premier Class	–	(170,243)	–	(1,146,215)	–	(7,707,738)
	Retirement Class	–	(927,336)	–	(3,751,109)	–	(22,126,018)
	Retail Class	–	(539,124)	–	–	–	–
Total distributions		(2,025,234)	(9,145,723)	–	(39,019,301)	–	(98,412,114)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	20,532,648	44,081,188	56,790,695	137,969,805	90,224,376	189,394,683
	Premier Class	7,283,941	17,203,474	14,349,263	60,319,489	23,516,360	88,954,529
	Retirement Class	16,891,305	29,855,663	24,833,359	53,677,492	38,287,067	91,117,375
	Retail Class	13,011,065	23,426,558	–	–	–	–
Reinvestments of distributions:	Institutional Class	736,745	3,033,972	–	18,253,109	–	46,334,907
	Premier Class	168,655	653,681	–	4,973,948	–	13,651,549
	Retirement Class	697,841	3,469,866	–	15,792,244	–	38,425,658
	Retail Class	402,879	1,915,290	–	–	–	–
Redemptions:	Institutional Class	(9,618,246)	(18,672,013)	(53,453,468)	(48,513,851)	(60,827,191)	(44,366,145)
	Premier Class	(5,795,202)	(8,019,309)	(35,527,520)	(61,079,202)	(54,667,103)	(80,556,771)
	Retirement Class	(10,824,640)	(23,562,432)	(33,703,678)	(81,059,285)	(40,758,137)	(105,910,118)
	Retail Class	(4,115,245)	(11,844,495)	–	–	–	–
Net increase (decrease) from shareholder transactions		29,371,746	61,541,443	(26,711,349)	100,333,749	(4,224,628)	237,045,667
Net increase (decrease) in net assets		33,864,479	73,882,056	(2,953,774)	154,401,177	36,426,358	296,766,270
NET ASSETS
Beginning of period		302,551,650	228,669,594	1,082,792,465	928,391,288	1,688,662,606	1,391,896,336
End of period		$336,416,129	$302,551,650	$1,079,838,691	$1,082,792,465	$1,725,088,964	$1,688,662,606
Undistributed net investment income (loss) included in net assets		$559,490	$554,219	$11,454,970	$4,848,724	$16,845,978	$7,003,628
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,821,933	4,015,083	4,880,407	12,220,886	8,318,003	17,773,215
	Premier Class	645,325	1,569,836	1,235,496	5,350,847	2,174,442	8,391,288
	Retirement Class	1,499,910	2,727,827	1,857,903	4,177,370	2,999,987	7,370,104
	Retail Class	1,153,324	2,138,982	–	–	–	–
Shares reinvested:	Institutional Class	65,269	278,368	–	1,635,583	–	4,463,864
	Premier Class	14,950	59,943	–	446,494	–	1,318,991
	Retirement Class	61,929	319,070	–	1,237,637	–	3,154,816
	Retail Class	35,724	175,877	–	–	–	–
Shares redeemed:	Institutional Class	(849,746)	(1,707,929)	(4,565,664)	(4,296,195)	(5,562,229)	(4,189,282)
	Premier Class	(517,942)	(731,123)	(3,066,515)	(5,391,211)	(5,076,782)	(7,510,693)
	Retirement Class	(962,040)	(2,176,204)	(2,530,589)	(6,325,403)	(3,203,000)	(8,522,421)
	Retail Class	(364,697)	(1,091,577)	–	–	–	–
Net increase (decrease) from shareholder transactions		2,603,939	5,578,153	(2,188,962)	9,056,008	(349,579)	22,249,882

50	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	51

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$12,497,490	$34,443,861	$10,762,659	$33,639,111	$8,570,585	$31,510,528
Net realized gain (loss) from investments		33,435,628	132,392,211	33,936,983	134,882,884	31,607,082	135,232,828
Net change in unrealized appreciation (depreciation) from affiliated investments		19,997,127	75,837,424	27,140,470	94,897,911	33,898,441	107,684,349
Net increase (decrease) in net assets from operations		65,930,245	242,673,496	71,840,112	263,419,906	74,076,108	274,427,705
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	–	(30,792,295)	–	(33,316,205)	–	(34,917,244)
	Premier Class	–	(9,582,854)	–	(9,778,218)	–	(10,605,615)
	Retirement Class	–	(21,720,394)	–	(21,855,499)	–	(20,052,338)
From realized gains:	Institutional Class	–	(32,856,276)	–	(33,642,557)	–	(33,785,264)
	Premier Class	–	(10,671,814)	–	(10,288,612)	–	(10,665,642)
	Retirement Class	–	(25,394,652)	–	(24,045,639)	–	(21,114,621)
Total distributions		–	(131,018,285)	–	(132,926,730)	–	(131,140,724)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	152,976,691	317,371,607	171,956,395	308,747,261	164,396,228	312,355,939
	Premier Class	40,948,878	165,077,341	43,718,786	145,001,999	47,841,271	148,160,481
	Retirement Class	67,479,680	148,111,470	67,490,653	146,234,257	60,270,600	127,399,100
Reinvestments of distributions:	Institutional Class	–	63,648,571	–	66,958,762	–	68,702,508
	Premier Class	–	20,254,668	–	20,066,830	–	21,271,257
	Retirement Class	–	47,115,046	–	45,901,138	–	41,166,959
Redemptions:	Institutional Class	(70,492,401)	(47,284,151)	(65,819,100)	(37,516,901)	(61,268,329)	(39,099,325)
	Premier Class	(57,735,048)	(99,498,511)	(66,630,780)	(90,480,977)	(62,574,076)	(100,852,623)
	Retirement Class	(45,065,610)	(115,406,437)	(40,528,543)	(99,681,351)	(34,814,797)	(112,226,896)
Net increase (decrease) from shareholder transactions		88,112,190	499,389,604	110,187,411	505,231,018	113,850,897	466,877,400
Net increase (decrease) in net assets		154,042,435	611,044,815	182,027,523	635,724,194	187,927,005	610,164,381
NET ASSETS
Beginning of period		2,435,591,173	1,824,546,358	2,426,788,281	1,791,064,087	2,323,176,924	1,713,012,543
End of period		$2,589,633,608	$2,435,591,173	$2,608,815,804	$2,426,788,281	$2,511,103,929	$2,323,176,924
Undistributed net investment income (loss) included in net assets		$21,333,777	$8,836,287	$18,666,179	$7,903,520	$15,060,785	$6,490,200
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	14,012,393	29,791,859	15,685,771	28,951,652	15,052,286	29,450,012
	Premier Class	3,760,225	15,541,584	4,012,214	13,661,797	4,411,775	14,069,369
	Retirement Class	5,156,348	11,751,616	5,092,617	11,494,501	4,497,314	9,942,124
Shares reinvested:	Institutional Class	–	6,102,452	–	6,401,411	–	6,593,331
	Premier Class	–	1,945,693	–	1,923,953	–	2,047,282
	Retirement Class	–	3,778,271	–	3,640,059	–	3,231,316
Shares redeemed:	Institutional Class	(6,390,620)	(4,457,976)	(5,930,949)	(3,529,539)	(5,524,493)	(3,699,683)
	Premier Class	(5,330,058)	(9,256,517)	(6,133,595)	(8,428,762)	(5,791,650)	(9,451,192)
	Retirement Class	(3,468,774)	(9,138,934)	(3,081,260)	(7,822,962)	(2,630,945)	(8,778,804)
Net increase (decrease) from shareholder transactions		7,739,514	46,058,048	9,644,798	46,292,110	10,014,287	43,403,755

52	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	53

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$6,566,146	$30,037,941	$6,282,599	$37,934,239	$2,068,760	$10,867,343
Net realized gain (loss) from investments		37,201,246	146,599,385	49,335,754	203,732,081	(433,171)	40,578,994
Net change in unrealized appreciation (depreciation) from affiliated investments		35,379,422	122,318,552	51,532,227	171,985,147	33,976,273	66,044,738
Net increase (decrease) in net assets from operations		79,146,814	298,955,878	107,150,580	413,651,467	35,611,862	117,491,075
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	–	(37,804,974)	–	(50,014,881)	–	(13,341,976)
	Premier Class	–	(11,057,343)	–	(16,125,733)	–	(4,345,423)
	Retirement Class	–	(19,915,660)	–	(27,539,329)	–	(8,940,290)
From realized gains:	Institutional Class	–	(37,471,039)	–	(51,147,227)	–	(3,594,056)
	Premier Class	–	(11,374,069)	–	(17,099,882)	–	(1,208,211)
	Retirement Class	–	(21,458,228)	–	(30,634,624)	–	(2,575,719)
Total distributions		–	(139,081,313)	–	(192,561,676)	–	(34,005,675)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	170,717,041	331,745,158	222,599,036	408,380,045	107,989,190	177,566,071
	Premier Class	41,768,034	147,470,633	55,453,768	194,427,906	30,069,632	80,727,673
	Retirement Class	59,464,944	119,196,821	58,903,197	123,648,281	42,469,720	82,514,531
Reinvestments of distributions:	Institutional Class	–	75,276,013	–	101,162,108	–	16,936,032
	Premier Class	–	22,431,412	–	33,225,615	–	5,553,634
	Retirement Class	–	41,373,888	–	58,173,953	–	11,516,009
Redemptions:	Institutional Class	(76,970,869)	(42,692,699)	(89,484,466)	(55,214,825)	(23,878,158)	(12,031,104)
	Premier Class	(66,573,448)	(102,227,886)	(97,829,280)	(143,079,556)	(22,684,864)	(25,319,434)
	Retirement Class	(29,934,897)	(119,014,145)	(51,653,213)	(180,648,478)	(8,341,605)	(46,854,226)
Net increase (decrease) from shareholder transactions		98,470,805	473,559,195	97,989,042	540,075,049	125,623,915	290,609,186
Net increase (decrease) in net assets		177,617,619	633,433,760	205,139,622	761,164,840	161,235,777	374,094,586
NET ASSETS
Beginning of period		2,367,256,836	1,733,823,076	3,094,255,490	2,333,090,650	973,954,693	599,860,107
End of period		$2,544,874,455	$2,367,256,836	$3,299,395,112	$3,094,255,490	$1,135,190,470	$973,954,693
Undistributed net investment income (loss) included in net assets		$11,377,518	$4,811,372	$10,807,589	$4,524,990	$3,453,872	$1,385,112
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	15,472,829	31,011,374	19,999,512	37,754,300	9,640,792	16,706,722
	Premier Class	3,806,228	13,886,874	5,023,896	18,171,027	2,701,814	7,696,826
	Retirement Class	4,334,678	9,129,820	4,190,620	9,254,217	3,802,656	7,830,161
Shares reinvested:	Institutional Class	–	7,155,515	–	9,525,622	–	1,588,746
	Premier Class	–	2,136,325	–	3,134,492	–	522,449
	Retirement Class	–	3,175,279	–	4,360,866	–	1,085,392
Shares redeemed:	Institutional Class	(6,861,204)	(3,996,935)	(7,900,824)	(5,128,056)	(2,103,408)	(1,134,114)
	Premier Class	(6,091,780)	(9,491,912)	(8,862,223)	(13,153,073)	(2,054,444)	(2,416,795)
	Retirement Class	(2,216,061)	(9,121,443)	(3,729,749)	(13,570,245)	(758,545)	(4,506,036)
Net increase (decrease) from shareholder transactions		8,444,690	43,884,897	8,721,232	50,349,150	11,228,865	27,373,351

54	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	55

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund*
		November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014	November 30, 2014
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$1,172,922	$6,034,450	$164,081	$754,972	$4,724
Net realized gain (loss) from investments		(286,224)	22,617,448	(130,910)	2,766,722	282
Net change in unrealized appreciation (depreciation) from affiliated investments		19,415,442	36,541,663	3,077,511	4,494,771	266,647
Net increase (decrease) in net assets from operations		20,302,140	65,193,561	3,110,682	8,016,465	271,653
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	–	(7,188,905)	–	(675,234)	–
	Premier Class	–	(2,527,665)	–	(355,838)	–
	Retirement Class	–	(5,091,001)	–	(839,498)	–
From realized gains:	Institutional Class	–	(1,830,509)	–	(124,831)	–
	Premier Class	–	(663,308)	–	(67,261)	–
	Retirement Class	–	(1,386,424)	–	(164,719)	–
Total distributions		–	(18,687,812)	–	(2,227,381)	–
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	63,214,254	102,117,080	14,140,794	18,694,554	5,000,000
	Premier Class	20,180,441	51,093,966	5,290,261	11,480,034	2,500,000
	Retirement Class	27,505,231	51,818,003	10,363,002	17,635,996	2,672,718
Reinvestments of distributions:	Institutional Class	–	9,019,414	–	800,065	–
	Premier Class	–	3,190,973	–	423,099	–
	Retirement Class	–	6,477,425	–	1,004,217	–
Redemptions:	Institutional Class	(11,298,153)	(7,482,802)	(4,356,846)	(1,868,516)	–
	Premier Class	(9,034,458)	(12,734,597)	(2,303,077)	(3,289,528)	–
	Retirement Class	(6,198,163)	(29,289,050)	(1,577,018)	(5,152,326)	(77,713)
Net increase (decrease) from shareholder transactions		84,369,152	174,210,412	21,557,116	39,727,595	10,095,005
Net increase (decrease) in net assets		104,671,292	220,716,161	24,667,798	45,516,679	10,366,658
NET ASSETS
Beginning of period		548,955,310	328,239,149	78,785,809	33,269,130	–
End of period		$653,626,602	$548,955,310	$103,453,607	$78,785,809	$10,366,658
Undistributed net investment income (loss) included in net assets		$1,944,213	$771,291	$262,383	$98,302	$4,724
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	5,653,110	9,630,361	1,138,350	1,586,405	500,000
	Premier Class	1,818,464	4,904,966	425,139	971,757	250,000
	Retirement Class	2,470,055	4,927,555	833,122	1,493,667	267,366
Shares reinvested:	Institutional Class	–	848,487	–	67,630	–
	Premier Class	–	300,752	–	35,825	–
	Retirement Class	–	612,233	–	85,031	–
Shares redeemed:	Institutional Class	(1,001,321)	(712,803)	(347,375)	(156,340)	–
	Premier Class	(820,335)	(1,209,029)	(187,759)	(278,918)	–
	Retirement Class	(566,271)	(2,850,443)	(128,004)	(435,427)	(7,687)
Net increase (decrease) from shareholder transactions		7,553,702	16,452,079	1,733,473	3,369,630	1,009,679

*	For the period September 26, 2014 to November 30, 2014.

56	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	57

Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain		Less distributions from		Total	Net asset			Net assets						Net
	period or		value,	investment		gain (loss)	(loss) from		Net	Net	dividends	value,			at end of						investment		Portfolio
	year		beginning	income		on total	investment		investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations		income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	11/30/14	#	$11.28	$0.08		$0.15	$0.23		$(0.08)	$–	$(0.08)	$11.43	2.06%[b]		$110,987		0.15%[c]		0.00%[c]		1.43%[c]		6%[b]
	5/31/14		10.76	0.21		0.72	0.93		(0.31)	(0.10)	(0.41)	11.28	8.84		97,792		0.17		0.00		1.88		31
	5/31/13		9.90	0.21		0.99	1.20		(0.28)	(0.06)	(0.34)	10.76	12.24		65,475		0.18		0.00		2.01		19
	5/31/12		10.08	0.21		(0.09)	0.12		(0.30)	–	(0.30)	9.90	1.27		32,323		0.22		0.00		2.18		13
	5/31/11	†	9.43	0.14		0.69	0.83		(0.18)	–	(0.18)	10.08	8.89	[b]	20,560		0.23	[c]	0.00	[c]	2.15	[c]	7	[b]
	9/30/10		8.85	0.21		0.58	0.79		(0.21)	–	(0.21)	9.43	9.01		11,111		0.41		0.00		2.27		33
	9/30/09		8.65	0.23		0.19	0.42		(0.22)	–	(0.22)	8.85	5.19		5,554		0.73		0.00		2.85		38
Premier Class:	11/30/14	#	11.27	0.07		0.15	0.22		(0.07)	–	(0.07)	11.42	1.99	[b]	26,391		0.30	[c]	0.15	[c]	1.29	[c]	6	[b]
	5/31/14		10.75	0.19		0.72	0.91		(0.29)	(0.10)	(0.39)	11.27	8.69		24,433		0.32		0.15		1.77		31
	5/31/13		9.89	0.19		0.99	1.18		(0.26)	(0.06)	(0.32)	10.75	12.08		13,648		0.33		0.15		1.80		19
	5/31/12		10.08	0.20		(0.11)	0.09		(0.28)	–	(0.28)	9.89	1.03		9,322		0.37		0.15		2.00		13
	5/31/11	†	9.43	0.12		0.70	0.82		(0.17)	–	(0.17)	10.08	8.82	[b]	4,387		0.39	[c]	0.15	[c]	1.91	[c]	7	[b]
	9/30/10		8.85	0.17		0.61	0.78		(0.20)	–	(0.20)	9.43	8.86		1,453		0.58		0.15		1.91		33
	9/30/09	§	8.85	0.00	[d]	–	0.00	[d]	–	–	–	8.85	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	38
Retirement Class:	11/30/14	#	11.25	0.07		0.16	0.23		(0.07)	–	(0.07)	11.41	2.03	[b]	122,383		0.45	[c]	0.25	[c]	1.18	[c]	6	[b]
	5/31/14		10.74	0.18		0.71	0.89		(0.28)	(0.10)	(0.38)	11.25	8.49		113,987		0.47		0.25		1.62		31
	5/31/13		9.88	0.18		0.99	1.17		(0.25)	(0.06)	(0.31)	10.74	12.00		99,400		0.48		0.25		1.77		19
	5/31/12		10.06	0.19		(0.10)	0.09		(0.27)	–	(0.27)	9.88	1.01		72,109		0.52		0.25		1.89		13
	5/31/11	†	9.41	0.13		0.69	0.82		(0.17)	–	(0.17)	10.06	8.78	[b]	57,288		0.53	[c]	0.25	[c]	1.93	[c]	7	[b]
	9/30/10		8.84	0.18		0.58	0.76		(0.19)	–	(0.19)	9.41	8.65		39,682		0.70		0.25		2.04		33
	9/30/09		8.65	0.21		0.19	0.40		(0.21)	–	(0.21)	8.84	4.86		19,384		1.01		0.25		2.59		38
Retail Class:	11/30/14	#	11.26	0.07		0.16	0.23		(0.07)	–	(0.07)	11.42	2.03	[b]	76,655		0.43	[c]	0.25	[c]	1.18	[c]	6	[b]
	5/31/14		10.75	0.18		0.71	0.89		(0.28)	(0.10)	(0.38)	11.26	8.49		66,340		0.46		0.25		1.63		31
	5/31/13		9.89	0.18		0.99	1.17		(0.25)	(0.06)	(0.31)	10.75	11.99		50,147		0.47		0.25		1.75		19
	5/31/12		10.07	0.19		(0.10)	0.09		(0.27)	–	(0.27)	9.89	1.03		31,296		0.47		0.25		1.90		13
	5/31/11	†	9.42	0.13		0.69	0.82		(0.17)	–	(0.17)	10.07	8.82	[b]	26,758		0.39	[c]	0.16	[c]	2.01	[c]	7	[b]
	9/30/10		8.85	0.19		0.58	0.77		(0.20)	–	(0.20)	9.42	8.76		16,652		0.55		0.15		2.14		33
	9/30/09		8.65	0.23		0.19	0.42		(0.22)	–	(0.22)	8.85	5.16		8,460		0.97		0.05		2.91		38

58	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	59

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	year		beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2010 FUND
Institutional Class:	11/30/14	#	$11.60	$0.08		$0.18	$0.26	$–	$–	$–	$11.86	2.24%[b]		$496,961		0.12%[c]		0.00%[c]		1.37%[c]		8%[b]
	5/31/14		11.02	0.21		0.87	1.08	(0.39)	(0.11)	(0.50)	11.60	10.03		482,193		0.13		0.00		1.83		28
	5/31/13		9.94	0.21		1.19	1.40	(0.30)	(0.02)	(0.32)	11.02	14.21		352,956		0.13		0.00		1.99		18
	5/31/12		10.30	0.20		(0.24)	(0.04)	(0.32)	–	(0.32)	9.94	(0.23)		226,848		0.14		0.00		2.07		13
	5/31/11	†	9.58	0.14		0.87	1.01	(0.29)	–	(0.29)	10.30	10.76	[b]	102,505		0.15	[c]	0.00	[c]	2.17	[c]	8	[b]
	9/30/10		8.97	0.20		0.63	0.83	(0.22)	–	(0.22)	9.58	9.48		38,539		0.16		0.00		2.20		24
	9/30/09		9.02	0.23		0.05	0.28	(0.24)	(0.09)	(0.33)	8.97	3.63		17,753		0.21		0.00		2.88		60
Premier Class:	11/30/14	#	11.57	0.07		0.19	0.26	–	–	–	11.83	2.25	[b]	119,193		0.27	[c]	0.15	[c]	1.22	[c]	8	[b]
	5/31/14		11.00	0.20		0.85	1.05	(0.37)	(0.11)	(0.48)	11.57	9.78		137,806		0.28		0.15		1.77		28
	5/31/13		9.92	0.20		1.18	1.38	(0.28)	(0.02)	(0.30)	11.00	14.08		126,525		0.28		0.15		1.85		18
	5/31/12		10.28	0.19		(0.24)	(0.05)	(0.31)	–	(0.31)	9.92	(0.34)		98,192		0.29		0.15		1.92		13
	5/31/11	†	9.57	0.14		0.86	1.00	(0.29)	–	(0.29)	10.28	10.61	[b]	50,526		0.30	[c]	0.15	[c]	2.10	[c]	8	[b]
	9/30/10		8.97	0.14		0.68	0.82	(0.22)	–	(0.22)	9.57	9.32		27,054		0.31		0.15		1.50		24
	9/30/09	§	8.97	0.00	[d]	–	0.00 [d]	–	–	–	8.97	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	60
Retirement Class:	11/30/14	#	13.25	0.07		0.22	0.29	–	–	–	13.54	2.19	[b]	463,685		0.42	[c]	0.25	[c]	1.12	[c]	8	[b]
	5/31/14		12.53	0.20		0.99	1.19	(0.36)	(0.11)	(0.47)	13.25	9.66		462,794		0.43		0.25		1.59		28
	5/31/13		11.26	0.22		1.34	1.56	(0.27)	(0.02)	(0.29)	12.53	13.94		448,911		0.43		0.25		1.79		18
	5/31/12		11.61	0.20		(0.26)	(0.06)	(0.29)	–	(0.29)	11.26	(0.40)		432,315		0.44		0.25		1.82		13
	5/31/11	†	10.76	0.15		0.96	1.11	(0.26)	–	(0.26)	11.61	10.51	[b]	498,029		0.45	[c]	0.25	[c]	1.97	[c]	8	[b]
	9/30/10		10.05	0.21		0.70	0.91	(0.20)	–	(0.20)	10.76	9.23		469,156		0.46		0.25		2.07		24
	9/30/09		10.06	0.24		0.05	0.29	(0.21)	(0.09)	(0.30)	10.05	3.36		395,514		0.51		0.25		2.74		60

LIFECYCLE 2015 FUND
Institutional Class:	11/30/14	#	10.80	0.07		0.20	0.27	–	–	–	11.07	2.50	[b]	799,458		0.12	[c]	0.00	[c]	1.29	[c]	7	[b]
	5/31/14		10.46	0.19		0.93	1.12	(0.35)	(0.43)	(0.78)	10.80	10.93		750,459		0.13		0.00		1.81		20
	5/31/13		9.54	0.20		1.28	1.48	(0.30)	(0.26)	(0.56)	10.46	15.85		537,761		0.13		0.00		1.99		13
	5/31/12		10.21	0.19		(0.35)	(0.16)	(0.30)	(0.21)	(0.51)	9.54	(1.26)		331,069		0.13		0.00		2.02		11
	5/31/11	†	9.37	0.14		0.98	1.12	(0.28)	–	(0.28)	10.21	12.11	[b]	150,938		0.15	[c]	0.00	[c]	2.13	[c]	5	[b]
	9/30/10		8.75	0.18		0.65	0.83	(0.21)	–	(0.21)	9.37	9.62		50,118		0.16		0.00		2.03		19
	9/30/09		8.84	0.20		(0.02)	0.18	(0.23)	(0.04)	(0.27)	8.75	2.66		18,419		0.21		0.00		2.57		34
Premier Class:	11/30/14	#	10.77	0.06		0.19	0.25	–	–	–	11.02	2.32	[b]	201,525		0.27	[c]	0.15	[c]	1.15	[c]	7	[b]
	5/31/14		10.42	0.18		0.93	1.11	(0.33)	(0.43)	(0.76)	10.77	10.90		228,069		0.28		0.15		1.72		20
	5/31/13		9.51	0.19		1.26	1.45	(0.28)	(0.26)	(0.54)	10.42	15.64		197,915		0.28		0.15		1.85		13
	5/31/12		10.19	0.18		(0.36)	(0.18)	(0.29)	(0.21)	(0.50)	9.51	(1.46)		152,161		0.28		0.15		1.84		11
	5/31/11	†	9.36	0.13		0.97	1.10	(0.27)	–	(0.27)	10.19	11.96	[b]	63,101		0.30	[c]	0.15	[c]	2.07	[c]	5	[b]
	9/30/10		8.75	0.12		0.69	0.81	(0.20)	–	(0.20)	9.36	9.47		31,743		0.31		0.15		1.36		19
	9/30/09§		8.75	0.00	[d]	–	0.00 [d]	–	–	–	8.75	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	34
Retirement Class:	11/30/14	#	12.66	0.07		0.23	0.30	–	–	–	12.96	2.37	[b]	724,106		0.42	[c]	0.25	[c]	1.04	[c]	7	[b]
	5/31/14		12.14	0.19		1.07	1.26	(0.31)	(0.43)	(0.74)	12.66	10.62		710,134		0.43		0.25		1.55		20
	5/31/13		10.98	0.21		1.48	1.69	(0.27)	(0.26)	(0.53)	12.14	15.67		656,220		0.43		0.25		1.78		13
	5/31/12		11.67	0.20		(0.41)	(0.21)	(0.27)	(0.21)	(0.48)	10.98	(1.55)		575,517		0.43		0.25		1.77		11
	5/31/11	†	10.67	0.14		1.11	1.25	(0.25)	–	(0.25)	11.67	11.87	[b]	661,257		0.45	[c]	0.25	[c]	1.92	[c]	5	[b]
	9/30/10		9.94	0.20		0.72	0.92	(0.19)	–	(0.19)	10.67	9.36		580,270		0.46		0.25		1.96		19
	9/30/09		9.99	0.22		(0.02)	0.20	(0.21)	(0.04)	(0.25)	9.94	2.49		456,392		0.51		0.25		2.55		34

60	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	61

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	year		beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2020 FUND
Institutional Class:	11/30/14	#	$10.86	$0.06		$0.23	$0.29	$–	$–	$–	$11.15	2.67%[b]		$1,217,768		0.12%[c]		0.00%[c]		1.13%[c]		6%[b]
	5/31/14		10.36	0.19		1.05	1.24	(0.36)	(0.38)	(0.74)	10.86	12.28		1,103,076		0.13		0.00		1.76		15
	5/31/13		9.25	0.20		1.43	1.63	(0.28)	(0.24)	(0.52)	10.36	18.04		726,575		0.13		0.00		2.00		12
	5/31/12		9.99	0.18		(0.47)	(0.29)	(0.28)	(0.17)	(0.45)	9.25	(2.60)		419,753		0.13		0.00		1.98		8
	5/31/11	†	9.04	0.13		1.08	1.21	(0.26)	0.00 [d]	(0.26)	9.99	13.64	[b]	175,206		0.15	[c]	0.00	[c]	2.06	[c]	4	[b]
	9/30/10		8.43	0.16		0.64	0.80	(0.19)	0.00 [d]	(0.19)	9.04	9.63		51,076		0.16		0.00		1.86		16
	9/30/09		8.58	0.18		(0.09)	0.09	(0.19)	(0.05)	(0.24)	8.43	1.66		16,959		0.21		0.00		2.44		27
Premier Class:	11/30/14	#	10.84	0.05		0.23	0.28	–	–	–	11.12	2.58	[b]	359,994		0.27	[c]	0.15	[c]	0.98	[c]	6	[b]
	5/31/14		10.34	0.18		1.04	1.22	(0.34)	(0.38)	(0.72)	10.84	12.15		367,841		0.28		0.15		1.70		15
	5/31/13		9.23	0.18		1.44	1.62	(0.27)	(0.24)	(0.51)	10.34	17.92		265,878		0.28		0.15		1.86		12
	5/31/12		9.98	0.17		(0.48)	(0.31)	(0.27)	(0.17)	(0.44)	9.23	(2.80)		190,954		0.28		0.15		1.85		8
	5/31/11	†	9.04	0.13		1.07	1.20	(0.26)	0.00 [d]	(0.26)	9.98	13.47	[b]	84,846		0.30	[c]	0.15	[c]	2.00	[c]	4	[b]
	9/30/10		8.43	0.10		0.70	0.80	(0.19)	–	(0.19)	9.04	9.59		38,234		0.31		0.15		1.16		16
	9/30/09	§	8.43	0.00	[d]	–	0.00 [d]	–	–	–	8.43	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	27
Retirement Class:	11/30/14	#	12.97	0.06		0.27	0.33	–	–	–	13.30	2.54	[b]	1,011,872		0.42	[c]	0.25	[c]	0.88	[c]	6	[b]
	5/31/14		12.24	0.19		1.25	1.44	(0.33)	(0.38)	(0.71)	12.97	12.00		964,674		0.43		0.25		1.50		15
	5/31/13		10.84	0.21		1.68	1.89	(0.25)	(0.24)	(0.49)	12.24	17.78		832,093		0.43		0.25		1.79		12
	5/31/12		11.62	0.19		(0.55)	(0.36)	(0.25)	(0.17)	(0.42)	10.84	(2.85)		711,358		0.43		0.25		1.71		8
	5/31/11	†	10.47	0.14		1.24	1.38	(0.23)	0.00 [d]	(0.23)	11.62	13.43	[b]	795,642		0.45	[c]	0.25	[c]	1.85	[c]	4	[b]
	9/30/10		9.74	0.18		0.72	0.90	(0.17)	–	(0.17)	10.47	9.36		672,342		0.46		0.25		1.80		16
	9/30/09		9.87	0.20		(0.11)	0.09	(0.17)	(0.05)	(0.22)	9.74	1.40		479,735		0.51		0.25		2.39		27

LIFECYCLE 2025 FUND
Institutional Class:	11/30/14	#	10.90	0.05		0.27	0.32	–	–	–	11.22	2.94	[b]	1,282,959		0.12	[c]	0.00	[c]	0.98	[c]	6	[b]
	5/31/14		10.29	0.18		1.19	1.37	(0.38)	(0.38)	(0.76)	10.90	13.64		1,140,353		0.13		0.00		1.73		12
	5/31/13		9.00	0.19		1.60	1.79	(0.27)	(0.23)	(0.50)	10.29	20.37		749,263		0.13		0.00		1.99		11
	5/31/12		9.83	0.18		(0.60)	(0.42)	(0.27)	(0.14)	(0.41)	9.00	(4.00)		403,396		0.13		0.00		1.94		7
	5/31/11	†	8.78	0.12		1.18	1.30	(0.25)	–	(0.25)	9.83	15.01	[b]	166,006		0.15	[c]	0.00	[c]	2.01	[c]	4	[b]
	9/30/10		8.17	0.14		0.65	0.79	(0.18)	–	(0.18)	8.78	9.76		50,809		0.16		0.00		1.72		15
	9/30/09		8.41	0.15		(0.16)	(0.01)	(0.17)	(0.06)	(0.23)	8.17	0.37		17,434		0.22		0.00		2.20		22
Premier Class:	11/30/14	#	10.86	0.05		0.26	0.31	–	–	–	11.17	2.85	[b]	344,539		0.27	[c]	0.15	[c]	0.84	[c]	6	[b]
	5/31/14		10.26	0.18		1.16	1.34	(0.36)	(0.38)	(0.74)	10.86	13.42		358,098		0.28		0.15		1.67		12
	5/31/13		8.98	0.18		1.58	1.76	(0.25)	(0.23)	(0.48)	10.26	20.14		264,821		0.28		0.15		1.86		11
	5/31/12		9.80	0.16		(0.58)	(0.42)	(0.26)	(0.14)	(0.40)	8.98	(4.01)		181,859		0.28		0.15		1.81		7
	5/31/11	†	8.76	0.12		1.16	1.28	(0.24)	–	(0.24)	9.80	14.88	[b]	84,577		0.30	[c]	0.15	[c]	1.99	[c]	4	[b]
	9/30/10		8.17	0.08		0.68	0.76	(0.17)	–	(0.17)	8.76	9.47		36,184		0.31		0.15		0.97		15
	9/30/09	§	8.17	0.00	[d]	–	0.00 [d]	–	–	–	8.17	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	22
Retirement Class:	11/30/14	#	13.13	0.05		0.31	0.36	–	–	–	13.49	2.74	[b]	981,318		0.42	[c]	0.25	[c]	0.73	[c]	6	[b]
	5/31/14		12.25	0.19		1.42	1.61	(0.35)	(0.38)	(0.73)	13.13	13.39		928,337		0.43		0.25		1.47		12
	5/31/13		10.64	0.21		1.87	2.08	(0.24)	(0.23)	(0.47)	12.25	19.94		776,980		0.43		0.25		1.81		11
	5/31/12		11.52	0.18		(0.68)	(0.50)	(0.24)	(0.14)	(0.38)	10.64	(4.11)		665,020		0.43		0.25		1.65		7
	5/31/11	†	10.25	0.13		1.36	1.49	(0.22)	–	(0.22)	11.52	14.74	[b]	750,162		0.45	[c]	0.25	[c]	1.80	[c]	4	[b]
	9/30/10		9.51	0.16		0.74	0.90	(0.16)	–	(0.16)	10.25	9.55		630,705		0.46		0.25		1.67		15
	9/30/09		9.75	0.18		(0.21)	(0.03)	(0.15)	(0.06)	(0.21)	9.51	0.08		447,297		0.52		0.25		2.25		22

62	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	63

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	year		beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2030 FUND
Institutional Class:	11/30/14	#	$10.86	$0.05		$0.29	$0.34	$–	$–	$–	$11.20	3.13%[b]		$1,281,552		0.12%[c]		0.00%[c]		0.83%[c]		5%[b]
	5/31/14		10.16	0.18		1.29	1.47	(0.39)	(0.38)	(0.77)	10.86	14.82		1,139,305		0.13		0.00		1.69		11
	5/31/13		8.73	0.19		1.73	1.92	(0.24)	(0.25)	(0.49)	10.16	22.50		736,779		0.13		0.00		1.97		12
	5/31/12		9.61	0.16		(0.68)	(0.52)	(0.25)	(0.11)	(0.36)	8.73	(5.25)		407,473		0.13		0.00		1.86		5
	5/31/11	†	8.47	0.11		1.26	1.37	(0.23)	–	(0.23)	9.61	16.41	[b]	166,564		0.15	[c]	0.00	[c]	1.89	[c]	4	[b]
	9/30/10		7.87	0.12		0.64	0.76	(0.16)	–	(0.16)	8.47	9.80		45,757		0.16		0.00		1.52		14
	9/30/09		8.22	0.14		(0.28)	(0.14)	(0.17)	(0.04)	(0.21)	7.87	(1.14)		15,396		0.22		0.00		2.10		18
Premier Class:	11/30/14	#	10.82	0.04		0.29	0.33	–	–	–	11.15	3.05	[b]	354,011		0.27	[c]	0.15	[c]	0.68	[c]	5	[b]
	5/31/14		10.12	0.17		1.29	1.46	(0.38)	(0.38)	(0.76)	10.82	14.72		358,491		0.28		0.15		1.65		11
	5/31/13		8.71	0.17		1.72	1.89	(0.23)	(0.25)	(0.48)	10.12	22.16		267,879		0.28		0.15		1.83		12
	5/31/12		9.58	0.15		(0.67)	(0.52)	(0.24)	(0.11)	(0.35)	8.71	(5.26)		180,029		0.28		0.15		1.74		5
	5/31/11	†	8.45	0.11		1.25	1.36	(0.23)	–	(0.23)	9.58	16.28	[b]	84,355		0.30	[c]	0.15	[c]	1.88	[c]	4	[b]
	9/30/10		7.87	0.06		0.68	0.74	(0.16)	–	(0.16)	8.45	9.50		32,600		0.31		0.15		0.75		14
	9/30/09	§	7.87	0.00	[d]	–	0.00 [d]	–	–	–	7.87	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	18
Retirement Class:	11/30/14	#	13.26	0.04		0.36	0.40	–	–	–	13.66	3.02	[b]	875,541		0.42	[c]	0.25	[c]	0.58	[c]	5	[b]
	5/31/14		12.25	0.18		1.57	1.75	(0.36)	(0.38)	(0.74)	13.26	14.54		825,381		0.43		0.25		1.41		11
	5/31/13		10.44	0.20		2.07	2.27	(0.21)	(0.25)	(0.46)	12.25	22.15		708,355		0.43		0.25		1.78		12
	5/31/12		11.40	0.16		(0.79)	(0.63)	(0.22)	(0.11)	(0.33)	10.44	(5.40)		599,240		0.43		0.25		1.55		5
	5/31/11	†	10.01	0.12		1.48	1.60	(0.21)	–	(0.21)	11.40	16.12	[b]	717,292		0.45	[c]	0.25	[c]	1.68	[c]	4	[b]
	9/30/10		9.28	0.14		0.73	0.87	(0.14)	–	(0.14)	10.01	9.51		607,051		0.46		0.25		1.50		14
	9/30/09		9.65	0.16		(0.34)	(0.18)	(0.15)	(0.04)	(0.19)	9.28	(1.41)		429,188		0.52		0.25		2.03		18

LIFECYCLE 2035 FUND
Institutional Class:	11/30/14	#	10.97	0.04		0.32	0.36	–	–	–	11.33	3.28	[b]	1,346,910		0.12	[c]	0.00	[c]	0.65	[c]	6	[b]
	5/31/14		10.18	0.17		1.44	1.61	(0.41)	(0.41)	(0.82)	10.97	16.10		1,209,710		0.13		0.00		1.58		10
	5/31/13		8.61	0.18		1.87	2.05	(0.22)	(0.26)	(0.48)	10.18	24.45		775,166		0.13		0.00		1.90		12
	5/31/12		9.59	0.15		(0.80)	(0.65)	(0.23)	(0.10)	(0.33)	8.61	(6.55)		406,001		0.13		0.00		1.75		4
	5/31/11	†	8.34	0.11		1.36	1.47	(0.22)	–	(0.22)	9.59	17.84	[b]	170,381		0.15	[c]	0.00	[c]	1.76	[c]	7	[b]
	9/30/10		7.75	0.11		0.63	0.74	(0.15)	–	(0.15)	8.34	9.67		42,535		0.16		0.00		1.33		11
	9/30/09		8.16	0.12		(0.31)	(0.19)	(0.18)	(0.04)	(0.22)	7.75	(1.67)		14,247		0.21		0.00		1.85		15
Premier Class:	11/30/14	#	10.94	0.03		0.32	0.35	–	–	–	11.29	3.20	[b]	342,858		0.27	[c]	0.15	[c]	0.50	[c]	6	[b]
	5/31/14		10.16	0.17		1.41	1.58	(0.39)	(0.41)	(0.80)	10.94	15.87		357,264		0.28		0.15		1.56		10
	5/31/13		8.60	0.17		1.86	2.03	(0.21)	(0.26)	(0.47)	10.16	24.20		265,404		0.28		0.15		1.76		12
	5/31/12		9.57	0.14		(0.79)	(0.65)	(0.22)	(0.10)	(0.32)	8.60	(6.55)		180,502		0.28		0.15		1.63		4
	5/31/11	†	8.33	0.10		1.35	1.45	(0.21)	–	(0.21)	9.57	17.68	[b]	85,514		0.30	[c]	0.15	[c]	1.74	[c]	7	[b]
	9/30/10		7.75	0.04		0.69	0.73	(0.15)	–	(0.15)	8.33	9.50		37,314		0.31		0.15		0.51		11
	9/30/09	§	7.75	0.00	[d]	–	0.00 [d]	–	–	–	7.75	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	15
Retirement Class:	11/30/14	#	13.57	0.03		0.40	0.43	–	–	–	14.00	3.17	[b]	855,106		0.42	[c]	0.25	[c]	0.40	[c]	6	[b]
	5/31/14		12.43	0.17		1.76	1.93	(0.38)	(0.41)	(0.79)	13.57	15.72		800,282		0.43		0.25		1.31		10
	5/31/13		10.42	0.20		2.26	2.46	(0.19)	(0.26)	(0.45)	12.43	24.12		693,253		0.43		0.25		1.74		12
	5/31/12		11.51	0.15		(0.94)	(0.79)	(0.20)	(0.10)	(0.30)	10.42	(6.68)		594,181		0.43		0.25		1.43		4
	5/31/11	†	9.96	0.11		1.63	1.74	(0.19)	–	(0.19)	11.51	17.68	[b]	716,085		0.45	[c]	0.25	[c]	1.56	[c]	7	[b]
	9/30/10		9.24	0.13		0.72	0.85	(0.13)	–	(0.13)	9.96	9.33		598,803		0.46		0.25		1.33		11
	9/30/09		9.68	0.14		(0.38)	(0.24)	(0.16)	(0.04)	(0.20)	9.24	(1.94)		421,832		0.51		0.25		1.83		15

64	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	65

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	year		beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2040 FUND
Institutional Class:	11/30/14	#	$11.07	$0.03		$0.35	$0.38	$–	$–	$–	$11.45	3.43%[b]		$1,714,612		0.12%[c]		0.00%[c]		0.51%[c]		6%[b]
	5/31/14		10.25	0.16		1.52	1.68	(0.43)	(0.43)	(0.86)	11.07	16.75		1,524,091		0.12		0.00		1.51		9
	5/31/13		8.65	0.18		1.96	2.14	(0.22)	(0.32)	(0.54)	10.25	25.40		978,672		0.13		0.00		1.88		13
	5/31/12		9.67	0.15		(0.82)	(0.67)	(0.23)	(0.12)	(0.35)	8.65	(6.71)		526,001		0.13		0.00		1.72		5
	5/31/11	†	8.40	0.11		1.38	1.49	(0.22)	–	(0.22)	9.67	18.01	[b]	221,307		0.15	[c]	0.00	[c]	1.76	[c]	8	[b]
	9/30/10		7.81	0.11		0.63	0.74	(0.15)	–	(0.15)	8.40	9.65		60,554		0.15		0.00		1.32		10
	9/30/09		8.21	0.12		(0.31)	(0.19)	(0.17)	(0.04)	(0.21)	7.81	(1.66)		21,359		0.20		0.00		1.84		14
Premier Class:	11/30/14	#	11.04	0.02		0.35	0.37	–	–	–	11.41	3.35	[b]	470,419		0.27	[c]	0.15	[c]	0.36	[c]	6	[b]
	5/31/14		10.22	0.16		1.50	1.66	(0.41)	(0.43)	(0.84)	11.04	16.64		497,618		0.27		0.15		1.50		9
	5/31/13		8.63	0.16		1.96	2.12	(0.21)	(0.32)	(0.53)	10.22	25.17		377,355		0.28		0.15		1.72		13
	5/31/12		9.66	0.14		(0.83)	(0.69)	(0.22)	(0.12)	(0.34)	8.63	(6.92)		261,785		0.28		0.15		1.61		5
	5/31/11	†	8.40	0.10		1.38	1.48	(0.22)	–	(0.22)	9.66	17.83	[b]	125,013		0.30	[c]	0.15	[c]	1.71	[c]	8	[b]
	9/30/10		7.81	0.04		0.70	0.74	(0.15)	–	(0.15)	8.40	9.61		49,852		0.31		0.15		0.50		10
	9/30/09	§	7.81	0.00	[d]	–	0.00 [d]	–	–	–	7.81	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	14
Retirement Class:	11/30/14	#	13.89	0.02		0.44	0.46	–	–	–	14.35	3.31	[b]	1,114,364		0.42	[c]	0.25	[c]	0.26	[c]	6	[b]
	5/31/14		12.66	0.16		1.89	2.05	(0.39)	(0.43)	(0.82)	13.89	16.51		1,072,547		0.42		0.25		1.23		9
	5/31/13		10.57	0.20		2.40	2.60	(0.19)	(0.32)	(0.51)	12.66	25.10		977,063		0.43		0.25		1.69		13
	5/31/12		11.73	0.15		(0.99)	(0.84)	(0.20)	(0.12)	(0.32)	10.57	(7.00)		857,435		0.43		0.25		1.39		5
	5/31/11	†	10.14	0.11		1.68	1.79	(0.20)	–	(0.20)	11.73	17.81	[b]	1,070,202		0.45	[c]	0.25	[c]	1.54	[c]	8	[b]
	9/30/10		9.40	0.13		0.75	0.88	(0.14)	–	(0.14)	10.14	9.42		893,915		0.45		0.25		1.35		10
	9/30/09		9.83	0.14		(0.37)	(0.23)	(0.16)	(0.04)	(0.20)	9.40	(1.91)		639,490		0.50		0.25		1.82		14

LIFECYCLE 2045 FUND
Institutional Class:	11/30/14	#	11.11	0.03		0.35	0.38	–	–	–	11.49	3.42	[b]	592,551		0.13	[c]	0.00	[c]	0.50	[c]	4	[b]
	5/31/14		9.94	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.11	16.79		489,349		0.14		0.00		1.51		6
	5/31/13		8.14	0.17		1.87	2.04	(0.18)	(0.06)	(0.24)	9.94	25.33		267,192		0.15		0.00		1.89		9
	5/31/12		8.94	0.14		(0.76)	(0.62)	(0.18)	–	(0.18)	8.14	(6.77)		115,021		0.17		0.00		1.68		9
	5/31/11	†	7.73	0.09		1.28	1.37	(0.16)	–	(0.16)	8.94	17.92	[b]	39,323		0.19	[c]	0.00	[c]	1.55	[c]	8	[b]
	9/30/10		7.16	0.09		0.59	0.68	(0.11)	–	(0.11)	7.73	9.58		7,970		0.35		0.00		1.29		18
	9/30/09		7.57	0.12		(0.37)	(0.25)	(0.12)	(0.04)	(0.16)	7.16	(2.68)		2,039		0.70		0.00		1.92		8
Premier Class:	11/30/14	#	11.08	0.02		0.34	0.36	–	–	–	11.44	3.25	[b]	171,241		0.28	[c]	0.15	[c]	0.36	[c]	4	[b]
	5/31/14		9.92	0.16		1.47	1.63	(0.37)	(0.10)	(0.47)	11.08	16.60		158,576		0.29		0.15		1.48		6
	5/31/13		8.12	0.16		1.87	2.03	(0.17)	(0.06)	(0.23)	9.92	25.25		84,430		0.30		0.15		1.72		9
	5/31/12		8.92	0.13		(0.75)	(0.62)	(0.18)	–	(0.18)	8.12	(6.87)		38,862		0.32		0.15		1.53		9
	5/31/11	†	7.72	0.08		1.28	1.36	(0.16)	–	(0.16)	8.92	17.76	[b]	14,136		0.34	[c]	0.15	[c]	1.51	[c]	8	[b]
	9/30/10		7.16	0.06		0.61	0.67	(0.11)	–	(0.11)	7.72	9.39		2,975		0.50		0.15		0.79		18
	9/30/09	§	7.16	0.00	[d]	–	0.00 [d]	–	–	–	7.16	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	8
Retirement Class:	11/30/14	#	11.05	0.01		0.35	0.36	–	–	–	11.41	3.26	[b]	371,398		0.43	[c]	0.25	[c]	0.25	[c]	4	[b]
	5/31/14		9.89	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.05	16.52		326,030		0.44		0.25		1.23		6
	5/31/13		8.10	0.15		1.86	2.01	(0.16)	(0.06)	(0.22)	9.89	25.07		248,237		0.45		0.25		1.68		9
	5/31/12		8.90	0.12		(0.76)	(0.64)	(0.16)	–	(0.16)	8.10	(7.03)		155,417		0.48		0.25		1.41		9
	5/31/11	†	7.70	0.08		1.27	1.35	(0.15)	–	(0.15)	8.90	17.65	[b]	130,113		0.49	[c]	0.25	[c]	1.45	[c]	8	[b]
	9/30/10		7.14	0.09		0.57	0.66	(0.10)	–	(0.10)	7.70	9.32		84,309		0.64		0.25		1.17		18
	9/30/09		7.56	0.07		(0.33)	(0.26)	(0.12)	(0.04)	(0.16)	7.14	(2.93)		30,587		0.98		0.25		1.21		8

66	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	67

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	year		beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2050 FUND
Institutional Class:	11/30/14	#	$11.08	$0.03		$0.35	$0.38	$–	$–	$–	$11.46	3.43%[b]		$329,072		0.14%[c]		0.00%[c]		0.50%[c]		3%[b]
	5/31/14		9.91	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.08	16.76		266,715		0.15		0.00		1.51		6
	5/31/13		8.11	0.17		1.86	2.03	(0.18)	(0.05)	(0.23)	9.91	25.33		141,731		0.17		0.00		1.89		8
	5/31/12		8.90	0.14		(0.75)	(0.61)	(0.18)	–	(0.18)	8.11	(6.72)		59,624		0.21		0.00		1.68		6
	5/31/11	†	7.75	0.09		1.28	1.37	(0.16)	(0.06)	(0.22)	8.90	17.89	[b]	19,661		0.24	[c]	0.00	[c]	1.56	[c]	8	[b]
	9/30/10		7.18	0.10		0.58	0.68	(0.11)	–	(0.11)	7.75	9.63		5,599		0.54		0.00		1.35		24
	9/30/09		7.64	0.12		(0.45)	(0.33)	(0.13)	(0.00)[d]	(0.13)	7.18	(3.81)		1,633		1.18		0.00		2.02		18
Premier Class:	11/30/14	#	11.05	0.02		0.35	0.37	–	–	–	11.42	3.35	[b]	107,452		0.29	[c]	0.15	[c]	0.36	[c]	3	[b]
	5/31/14		9.89	0.16		1.46	1.62	(0.36)	(0.10)	(0.46)	11.05	16.57		92,974		0.30		0.15		1.47		6
	5/31/13		8.09	0.16		1.86	2.02	(0.17)	(0.05)	(0.22)	9.89	25.25		43,678		0.32		0.15		1.74		8
	5/31/12		8.89	0.12		(0.75)	(0.63)	(0.17)	–	(0.17)	8.09	(6.93)		21,343		0.36		0.15		1.53		6
	5/31/11	†	7.74	0.08		1.29	1.37	(0.16)	(0.06)	(0.22)	8.89	17.86	[b]	6,904		0.39	[c]	0.15	[c]	1.49	[c]	8	[b]
	9/30/10		7.18	0.08		0.59	0.67	(0.11)	–	(0.11)	7.74	9.45		1,100		0.70		0.15		1.09		24
	9/30/09	§	7.18	0.00	[d]	–	0.00 [d]	–	–	–	7.18	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	18
Retirement Class:	11/30/14	#	11.02	0.01		0.35	0.36	–	–	–	11.38	3.27	[b]	217,103		0.44	[c]	0.25	[c]	0.25	[c]	3	[b]
	5/31/14		9.86	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.02	16.48		189,266		0.45		0.25		1.23		6
	5/31/13		8.07	0.15		1.85	2.00	(0.16)	(0.05)	(0.21)	9.86	25.07		142,830		0.47		0.25		1.66		8
	5/31/12		8.86	0.11		(0.74)	(0.63)	(0.16)	–	(0.16)	8.07	(6.97)		85,178		0.52		0.25		1.40		6
	5/31/11	†	7.71	0.08		1.28	1.36	(0.15)	(0.06)	(0.21)	8.86	17.79	[b]	69,466		0.53	[c]	0.25	[c]	1.44	[c]	8	[b]
	9/30/10		7.15	0.09		0.57	0.66	(0.10)	–	(0.10)	7.71	9.38		40,745		0.83		0.25		1.16		24
	9/30/09		7.62	0.08		(0.42)	(0.34)	(0.13)	(0.00)[d]	(0.13)	7.15	(4.80)		14,383		1.45		0.25		1.34		18

LIFECYCLE 2055 FUND
Institutional Class:	11/30/14	#	12.33	0.03		0.39	0.42	–	–	–	12.75	3.41	[b]	40,658		0.23	[c]	0.00	[c]	0.50	[c]	6	[b]
	5/31/14		11.00	0.17		1.65	1.82	(0.41)	(0.08)	(0.49)	12.33	16.70		29,574		0.32		0.00		1.49		10
	5/31/13		9.00	0.18		2.07	2.25	(0.19)	(0.06)	(0.25)	11.00	25.40		9,903		0.51		0.00		1.79		26
	5/31/12		9.85	0.15		(0.81)	(0.66)	(0.19)	(0.00)[d]	(0.19)	9.00	(6.55)		2,072		1.12		0.00		1.61		44
	5/31/11	‡	10.00	0.00	[d]	(0.15)	(0.15)	–	–	–	9.85	(1.50)[b]		985		8.94	[c]	0.00	[c]	0.47	[c]	1	[b]
Premier Class:	11/30/14	#	12.30	0.02		0.39	0.41	–	–	–	12.71	3.33	b	17,523		0.38	[c]	0.15	[c]	0.35	[c]	6	[b]
	5/31/14		10.98	0.19		1.61	1.80	(0.40)	(0.08)	(0.48)	12.30	16.55		14,041		0.47		0.15		1.65		10
	5/31/13		8.99	0.17		2.06	2.23	(0.18)	(0.06)	(0.24)	10.98	25.19		4,531		0.66		0.15		1.72		26
	5/31/12		9.85	0.14		(0.82)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.73)		1,335		1.28		0.15		1.50		44
	5/31/11	‡	10.00	0.00	[d]	(0.15)	(0.15)	–	–	–	9.85	(1.50)[b]		985		9.09	[c]	0.15	[c]	0.32	[c]	1	[b]
Retirement Class:	11/30/14	#	12.30	0.02		0.38	0.40	–	–	–	12.70	3.25	[b]	45,272		0.53	[c]	0.25	[c]	0.25	[c]	6	[b]
	5/31/14		10.98	0.15		1.64	1.79	(0.39)	(0.08)	(0.47)	12.30	16.41		35,171		0.62		0.25		1.26		10
	5/31/13		8.99	0.16		2.06	2.22	(0.17)	(0.06)	(0.23)	10.98	25.06		18,835		0.81		0.25		1.64		26
	5/31/12		9.85	0.13		(0.81)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.79)		10,725		1.41		0.25		1.38		44
	5/31/11	‡	10.00	0.00	[d]	(0.15)	(0.15)	–	–	–	9.85	(1.50)[b]		7,877		8.55	[c]	0.25	[c]	0.23	[c]	1	[b]

LIFECYCLE 2060 FUND
Institutional Class:	11/30/14	#^	10.00	0.01		0.26	0.27	–	–	–	10.27	2.70	[b]	5,135		1.76	[c]	0.00	[c]	0.37	[c]	3	[b]
Premier Class:	11/30/14	#^	10.00	0.00	[d]	0.27	0.27	–	–	–	10.27	2.70	[b]	2,567		1.96	[c]	0.15	[c]	0.22	[c]	3	[b]
Retirement Class:	11/30/14	#^	10.00	0.00	[d]	0.26	0.26	–	–	–	10.26	2.60	[b]	2,666		2.11	[c]	0.25	[c]	0.12	[c]	3	[b]

68	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	69

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
#	Unaudited.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
‡	The Fund commenced operations on April 29, 2011.
§	The Premier Class commenced operations on September 30, 2009.
^	The Fund commenced operations on September 26, 2014.

70	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle 2060 Fund commenced operations on September 26, 2014.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	71

Notes to financial statements (unaudited)

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2013, the FASB issued Accounting Standard Update No. 2013-08 Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds adopted the Update for this semiannual report. The adoption of the Update did not have a material impact on the Funds’ financial statements and notes disclosures.

72	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2014, there were no transfers between levels by the Funds.

As of November 30, 2014, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2015. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	73

Notes to financial statements (unaudited)

maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2015. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with approval of the Board.

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (collectively “TIAA Access”) as of November 30, 2014:

Fund	TIAA	TIAA Access
Lifecycle Retirement Income	–%	8%
Lifecycle 2010	–	8
Lifecycle 2015	–	9
Lifecycle 2020	–	9
Lifecycle 2025	–	9
Lifecycle 2030	–	9
Lifecycle 2035	–	9
Lifecycle 2040	–	8
Lifecycle 2045	–	11
Lifecycle 2050	–	15
Lifecycle 2055	13	1
Lifecycle 2060	99	–

74	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss )	income	2014
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$75,513,293	$15,199,655	$2,211,192	$(9,479)	$909,570	$88,936,832
TIAA-CREF Bond Plus	33,001,056	3,791,781	296,248	(36)	462,473	36,670,072
TIAA-CREF Emerging Markets Debt	–	1,940,745	–	–	–	1,943,165
TIAA-CREF Emerging Markets Equity	7,414,628	1,501,027	226,549	(5,354)	–	8,387,587
TIAA-CREF Enhanced International Equity Index	9,001,491	1,450,576	245,949	(15,731)	–	9,756,075
TIAA-CREF Enhanced Large-Cap Growth Index	16,044,408	1,558,387	1,721,424	138,383	–	17,358,885
TIAA-CREF Enhanced Large-Cap Value Index	15,524,166	1,660,167	1,568,320	132,215	–	16,533,174
TIAA-CREF Global Natural Resources	1,957,141	567,405	47,608	(5,851)	–	2,197,534
TIAA-CREF Growth & Income	13,356,160	1,290,530	736,566	92,689	76,255	15,020,216
TIAA-CREF High-Yield	12,026,222	661,660	5,755,195	(23,128)	258,930	6,635,331
TIAA-CREF Inflation-Linked Bond	15,258,903	2,698,622	757,795	(10,272)	279,563	16,809,427
TIAA-CREF International Equity	9,906,118	3,793,874	788,883	(40,274)	–	12,407,767
TIAA-CREF International Opportunities	9,688,239	1,590,277	322,497	(2,899)	–	10,499,441
TIAA-CREF Large-Cap Growth	15,996,113	1,699,717	1,542,012	136,516	–	18,088,502
TIAA-CREF Large-Cap Value	15,337,765	1,952,191	926,556	55,371	–	17,185,400
TIAA-CREF Mid-Cap Growth	395,871	134,271	116,651	13,248	–	446,363
TIAA-CREF Mid-Cap Value	287,167	120,293	72,912	13,201	–	350,914
TIAA-CREF Money Market	27,890	–	–	–	–	27,890
TIAA-CREF Short-Term Bond	44,861,967	6,509,277	1,275,051	(2,860)	300,874	49,964,882
TIAA-CREF Small-Cap Equity	6,464,858	719,607	371,394	10,833	–	7,188,721
	$302,063,456	$48,840,062	$18,982,802	$476,572	$2,287,665	$336,408,178

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	75

Notes to financial statements (unaudited)

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss )	income	2014
Lifecycle 2010 Fund
TIAA-CREF Bond	$257,660,401	$28,520,221	$13,962,456	$(56,313)	$2,892,451	$273,475,126
TIAA-CREF Bond Plus	118,303,534	3,746,712	5,301,577	24,175	1,547,595	117,294,647
TIAA-CREF Emerging Markets Debt	–	6,201,616	–	–	–	6,209,289
TIAA-CREF Emerging Markets Equity	29,767,861	2,554,740	1,568,314	28,077	–	29,729,682
TIAA-CREF Enhanced International Equity Index	37,739,461	1,970,991	1,992,060	43,883	–	36,012,979
TIAA-CREF Enhanced Large-Cap Growth Index	66,381,857	913,141	9,080,155	723,618	–	63,834,981
TIAA-CREF Enhanced Large-Cap Value Index	64,293,019	744,330	7,526,660	579,853	–	61,041,687
TIAA-CREF Global Natural Resources	8,096,288	1,112,230	225,695	(9,686)	–	7,964,765
TIAA-CREF Growth & Income	55,397,980	935,042	5,630,475	399,197	297,811	54,897,724
TIAA-CREF High-Yield	43,099,822	281,659	21,462,380	(99,770)	870,457	20,925,259
TIAA-CREF Inflation-Linked Bond	55,786,085	6,729,832	3,174,149	(16,740)	1,000,324	57,949,518
TIAA-CREF International Equity	40,670,253	9,729,721	3,463,394	(6,085)	–	44,904,263
TIAA-CREF International Opportunities	39,478,347	1,635,193	1,504,636	(436)	–	37,870,914
TIAA-CREF Large-Cap Growth	66,321,001	1,051,153	8,710,047	736,107	–	66,014,155
TIAA-CREF Large-Cap Value	63,500,669	1,252,189	5,223,577	337,958	–	62,700,350
TIAA-CREF Mid-Cap Growth	2,103,822	93,121	387,916	21,976	–	1,970,390
TIAA-CREF Mid-Cap Value	1,669,288	37,386	130,491	3,253	–	1,663,636
TIAA-CREF Money Market	58,956	–	–	–	–	58,956
TIAA-CREF Short-Term Bond	106,831,865	4,936,398	3,899,110	(39,316)	672,208	107,564,758
TIAA-CREF Small-Cap Equity	26,815,469	540,055	2,754,312	140,185	–	26,032,554
	$1,083,975,978	$72,985,730	$95,997,404	$2,809,936	$7,280,846	$1,078,115,633

76	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

							Value at
	Value at	Purchases	Sales	Realized		Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss	)	income	2014
Lifecycle 2015 Fund
TIAA-CREF Bond	$372,237,572	$52,381,271	$12,458,895	$258,232		$4,307,752	$414,105,535
TIAA-CREF Bond Plus	184,237,639	6,635,183	4,233,060	162,832		2,453,536	187,513,279
TIAA-CREF Emerging Markets Debt	–	9,918,242	–	–		–	9,930,521
TIAA-CREF Emerging Markets Equity	50,749,909	4,776,363	1,584,007	182,892		–	52,107,644
TIAA-CREF Enhanced International Equity Index	66,357,900	4,156,044	2,742,243	544,178		–	64,697,659
TIAA-CREF Enhanced Large-Cap Growth Index	115,633,910	1,563,612	12,749,809	4,080,015		–	114,410,982
TIAA-CREF Enhanced Large-Cap Value Index	112,060,496	1,048,945	10,531,561	3,753,253		–	108,772,957
TIAA-CREF Global Natural Resources	14,115,776	1,994,281	205,114	24,527		–	14,096,586
TIAA-CREF Growth & Income	96,588,544	2,719,682	8,887,741	3,420,112		530,682	97,988,975
TIAA-CREF High-Yield	66,291,417	984,290	32,342,510	1,088,458		1,378,488	33,355,124
TIAA-CREF Inflation-Linked Bond	86,443,603	10,566,980	2,131,546	147,046		1,584,185	92,695,170
TIAA-CREF International Equity	71,720,947	17,083,064	5,638,403	1,609,767		–	79,556,221
TIAA-CREF International Opportunities	69,292,382	2,469,655	1,830,420	198,957		–	66,841,278
TIAA-CREF Large-Cap Growth	115,581,883	2,249,227	13,201,437	6,203,356		–	117,718,312
TIAA-CREF Large-Cap Value	110,570,486	3,109,888	6,991,717	2,682,010		–	112,266,538
TIAA-CREF Mid-Cap Growth	4,237,343	211,485	704,908	109,532		–	4,071,779
TIAA-CREF Mid-Cap Value	3,492,719	14,457	216,805	62,208		–	3,469,365
TIAA-CREF Money Market	143,145	–	–	–		–	143,145
TIAA-CREF Short-Term Bond	100,088,040	6,171,784	1,812,996	73,015		640,962	104,162,083
TIAA-CREF Small-Cap Equity	46,799,203	1,084,858	4,181,073	1,621,462		–	46,243,463
	$1,686,642,914	$129,139,311	$122,444,245	$26,221,852		$10,895,605	$1,724,146,616

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	77

Notes to financial statements (unaudited)

							Value at
	Value at	Purchases	Sales	Realized		Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss	)	income	2014
Lifecycle 2020 Fund
TIAA-CREF Bond	$432,819,374	$94,470,726	$15,133,846	$323,476		$5,191,855	$514,613,792
TIAA-CREF Bond Plus	265,537,206	16,589,890	2,648,767	136,185		3,605,339	280,792,110
TIAA-CREF Emerging Markets Debt	–	14,852,934	–	–		–	14,871,658
TIAA-CREF Emerging Markets Equity	82,231,577	10,862,280	2,051,168	249,925		–	87,859,856
TIAA-CREF Enhanced International Equity Index	110,984,123	9,760,878	2,557,604	614,415		–	112,938,709
TIAA-CREF Enhanced Large-Cap Growth Index	191,871,024	5,635,760	15,754,341	5,572,075		–	198,825,121
TIAA-CREF Enhanced Large-Cap Value Index	185,845,682	5,420,830	12,490,218	4,769,682		–	189,360,956
TIAA-CREF Global Natural Resources	23,485,203	5,099,949	403,650	47,377		–	25,015,796
TIAA-CREF Growth & Income	160,320,929	7,427,122	10,672,626	4,256,266		892,591	169,868,088
TIAA-CREF High-Yield	101,368,751	3,363,617	48,103,385	2,389,572		2,145,962	54,163,044
TIAA-CREF Inflation-Linked Bond	85,827,983	16,076,425	1,994,477	171,197		1,600,474	97,703,946
TIAA-CREF International Equity	119,049,072	27,220,044	4,467,478	1,337,610		–	135,686,188
TIAA-CREF International Opportunities	114,520,343	8,713,673	2,055,234	232,502		–	115,964,454
TIAA-CREF Large-Cap Growth	191,881,975	5,449,749	14,969,883	7,669,882		–	204,573,382
TIAA-CREF Large-Cap Value	183,872,882	9,644,033	8,733,913	3,481,058		–	194,222,656
TIAA-CREF Mid-Cap Growth	8,061,533	632,279	1,049,391	217,399		–	8,311,709
TIAA-CREF Mid-Cap Value	6,796,303	436,050	296,174	97,231		–	7,315,036
TIAA-CREF Money Market	191,587	–	–	–		–	191,587
TIAA-CREF Short-Term Bond	85,802,974	10,017,463	722,131	26,896		567,843	94,852,072
TIAA-CREF Small-Cap Equity	77,674,226	3,427,645	4,319,783	1,842,880		–	81,122,620
	$2,428,142,747	$255,101,347	$148,424,069	$33,435,628		$14,004,064	$2,588,252,780

78	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

							Value at
	Value at	Purchases	Sales	Realized		Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss	)	income	2014
Lifecycle 2025 Fund
TIAA-CREF Bond	$316,073,151	$89,065,625	$15,616,018	$331,825		$3,881,263	$391,377,898
TIAA-CREF Bond Plus	260,210,406	23,982,120	2,024,447	102,341		3,550,111	283,467,175
TIAA-CREF Emerging Markets Debt	–	14,962,649	–	–		–	14,981,612
TIAA-CREF Emerging Markets Equity	90,995,416	12,956,396	2,018,206	260,807		–	98,367,897
TIAA-CREF Enhanced International Equity Index	125,978,380	12,351,605	2,433,145	615,628		–	129,877,119
TIAA-CREF Enhanced Large-Cap Growth Index	216,250,322	6,972,713	15,179,430	6,051,719		–	227,429,605
TIAA-CREF Enhanced Large-Cap Value Index	210,026,229	9,294,860	14,478,826	5,746,241		–	217,005,267
TIAA-CREF Global Natural Resources	26,493,415	5,519,203	240,396	28,875		–	28,192,127
TIAA-CREF Growth & Income	180,871,988	8,974,691	10,565,479	4,433,916		1,013,831	193,852,899
TIAA-CREF High-Yield	125,756,792	2,901,747	46,315,024	2,608,093		2,804,653	79,090,637
TIAA-CREF Inflation-Linked Bond	37,116,815	10,411,509	342,623	12,105		709,558	46,200,272
TIAA-CREF International Equity	134,301,967	29,643,152	3,938,859	1,205,274		–	153,026,267
TIAA-CREF International Opportunities	128,737,394	11,807,071	2,073,547	244,952		–	132,649,963
TIAA-CREF Large-Cap Growth	216,537,079	6,569,828	14,711,898	8,139,316		–	233,645,914
TIAA-CREF Large-Cap Value	207,810,726	9,017,460	5,229,444	2,109,231		–	222,223,303
TIAA-CREF Mid-Cap Growth	9,989,507	908,136	1,122,825	255,027		–	10,610,983
TIAA-CREF Mid-Cap Value	8,524,379	500,289	221,039	75,371		–	9,286,382
TIAA-CREF Money Market	187,740	–	–	–		–	187,740
TIAA-CREF Short-Term Bond	37,118,614	7,433,896	104,942	1,039		255,849	44,340,775
TIAA-CREF Small-Cap Equity	87,694,063	3,747,254	3,772,276	1,715,223		–	92,569,781
	$2,420,674,383	$267,020,204	$140,388,424	$33,936,983		$12,215,265	$2,608,383,616

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	79

Notes to financial statements (unaudited)

							Value at
	Value at	Purchases	Sales	Realized		Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss	)	income	2014
Lifecycle 2030 Fund
TIAA-CREF Bond	$209,864,237	$78,431,579	$13,578,668	$306,229		$2,672,945	$276,050,975
TIAA-CREF Bond Plus	210,095,960	30,381,519	1,293,705	67,700		2,924,547	240,283,035
TIAA-CREF Emerging Markets Debt	–	14,395,098	–	–		–	14,413,441
TIAA-CREF Emerging Markets Equity	95,852,318	14,785,520	2,060,364	250,458		–	104,775,390
TIAA-CREF Enhanced International Equity Index	135,444,809	13,738,370	2,183,096	557,149		–	140,498,485
TIAA-CREF Enhanced Large-Cap Growth Index	231,168,373	8,302,903	15,191,981	6,751,339		–	245,127,857
TIAA-CREF Enhanced Large-Cap Value Index	224,447,404	8,663,244	12,111,750	5,228,586		–	234,006,961
TIAA-CREF Global Natural Resources	28,344,729	5,936,251	198,470	21,146		–	30,234,418
TIAA-CREF Growth & Income	193,459,428	9,233,358	9,372,198	4,139,221		1,087,725	208,936,939
TIAA-CREF High-Yield	138,906,594	3,914,524	41,510,120	2,450,464		3,213,092	97,563,596
TIAA-CREF International Equity	143,160,684	30,933,149	2,152,986	704,215		–	164,427,154
TIAA-CREF International Opportunities	137,303,314	12,342,624	2,041,129	252,035		–	141,352,000
TIAA-CREF Large-Cap Growth	231,638,478	5,921,462	13,227,159	7,618,071		–	251,425,487
TIAA-CREF Large-Cap Value	222,145,278	9,102,590	3,749,385	1,558,293		–	238,904,428
TIAA-CREF Mid-Cap Growth	11,456,911	837,906	1,115,100	299,411		–	12,140,304
TIAA-CREF Mid-Cap Value	9,873,069	520,495	117,270	41,829		–	10,832,644
TIAA-CREF Money Market	180,563	–	–	–		–	180,563
TIAA-CREF Small-Cap Equity	93,886,903	3,119,068	2,665,742	1,360,936		–	99,571,435
	$2,317,229,052	$250,559,660	$122,569,123	$31,607,082		$9,898,309	$2,510,725,112

80	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

							Value at
	Value at	Purchases	Sales	Realized		Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss	)	income	2014
Lifecycle 2035 Fund
TIAA-CREF Bond	$97,348,080	$78,257,032	$10,697,333	$274,082		$1,455,014	$165,753,333
TIAA-CREF Bond Plus	141,654,456	15,784,527	4,790,513	221,985		1,918,548	153,343,116
TIAA-CREF Emerging Markets Debt	–	14,580,404	–	–		–	14,598,988
TIAA-CREF Emerging Markets Equity	106,507,837	19,224,615	3,922,071	448,381		–	117,592,558
TIAA-CREF Enhanced International
Equity Index	152,954,117	16,935,444	3,398,975	833,360		–	159,074,493
TIAA-CREF Enhanced Large-Cap
Growth Index	260,511,037	8,047,180	16,657,637	7,559,719		–	275,316,100
TIAA-CREF Enhanced Large-Cap
Value Index	252,987,277	7,846,897	12,696,263	5,590,096		–	262,694,000
TIAA-CREF Global Natural Resources	31,866,241	6,399,527	219,602	22,618		–	33,735,865
TIAA-CREF Growth & Income	217,523,556	9,190,543	9,864,196	4,463,451		1,222,477	234,249,068
TIAA-CREF High-Yield	141,788,819	4,419,533	42,598,541	2,355,582		3,263,082	99,796,487
TIAA-CREF International Equity	161,440,700	34,456,440	4,608,370	1,489,466		–	182,818,294
TIAA-CREF International
Opportunities	153,898,259	13,322,774	2,589,903	319,970		–	157,610,428
TIAA-CREF Large-Cap Growth	260,271,142	5,945,885	14,645,050	8,252,364		–	281,956,248
TIAA-CREF Large-Cap Value	250,877,470	9,913,537	6,249,887	2,740,074		–	267,391,119
TIAA-CREF Mid-Cap Growth	13,563,166	533,097	1,000,288	275,892		–	14,213,866
TIAA-CREF Mid-Cap Value	11,774,192	694,623	253,850	89,632		–	12,881,504
TIAA-CREF Money Market	186,513	–	–	–		–	186,513
TIAA-CREF Small-Cap Equity	105,740,004	4,283,785	4,255,758	2,264,574		–	111,649,160
	$2,360,892,866	$249,835,843	$138,448,237	$37,201,246		$7,859,121	$2,544,861,140

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	81

Notes to financial statements (unaudited)

							Value at
	Value at	Purchases	Sales	Realized		Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss	)	income	2014
Lifecycle 2040 Fund
TIAA-CREF Bond Plus	$123,129,110	$71,666,606	$16,042,107	$546,682		$2,026,757	$179,638,427
TIAA-CREF Emerging Markets Debt	–	18,930,939	–	–		–	18,955,062
TIAA-CREF Emerging Markets Equity	147,943,801	26,030,136	4,064,659	453,244		–	163,982,124
TIAA-CREF Enhanced International Equity Index	216,059,869	23,892,809	3,026,199	800,379		–	226,410,106
TIAA-CREF Enhanced Large-Cap Growth Index	366,328,859	9,466,587	22,270,196	10,276,927		–	386,430,924
TIAA-CREF Enhanced Large-Cap Value Index	354,751,443	10,373,400	16,208,646	7,287,275		–	369,307,815
TIAA-CREF Global Natural Resources	44,739,857	10,496,978	97,218		(5,111)	–	49,036,777
TIAA-CREF Growth & Income	305,150,208	11,940,378	13,114,489	6,072,840		1,718,335	328,445,671
TIAA-CREF High-Yield	185,333,351	8,059,358	56,994,592	2,650,607		4,258,527	131,408,166
TIAA-CREF International Equity	226,592,970	47,512,288	5,535,290	1,799,117		–	256,609,511
TIAA-CREF International Opportunities	214,352,348	18,295,452	496,347	61,766		–	222,269,620
TIAA-CREF Large-Cap Growth	364,287,940	10,296,636	21,791,167	12,315,506		–	395,474,667
TIAA-CREF Large-Cap Value	351,751,567	14,224,208	9,162,959	4,056,647		–	374,839,442
TIAA-CREF Mid-Cap Growth	19,655,179	1,161,823	1,488,552	436,210		–	20,965,379
TIAA-CREF Mid-Cap Value	17,151,603	867,991	183,410	63,836		–	18,811,214
TIAA-CREF Money Market	273,442	–	–	–		–	273,442
TIAA-CREF Small-Cap Equity	148,458,630	4,949,213	4,702,962	2,519,829		–	156,955,820
	$3,085,960,177	$288,164,802	$175,178,793	$49,335,754		$8,003,619	$3,299,814,167

82	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss )	income	2014
Lifecycle 2045 Fund
TIAA-CREF Bond Plus	$38,696,961	$27,399,098	$4,540,568	$(18,953)	$669,906	$61,855,295
TIAA-CREF Emerging Markets Debt	–	6,473,924	–	–	–	6,482,356
TIAA-CREF Emerging Markets Equity	46,318,843	13,303,203	1,125,953	(58,099)	–	56,467,755
TIAA-CREF Enhanced International Equity Index	67,543,365	15,044,374	1,050,201	(33,152)	–	78,096,824
TIAA-CREF Enhanced Large-Cap Growth Index	115,312,197	11,164,157	4,322,543	(2,222)	–	133,112,533
TIAA-CREF Enhanced Large-Cap Value Index	111,491,037	11,409,012	2,698,604	(19,332)	–	126,938,864
TIAA-CREF Global Natural Resources	14,186,862	4,936,615	104,134	496	–	16,943,156
TIAA-CREF Growth & Income	95,892,930	9,664,738	908,372	(7,452)	557,917	112,754,347
TIAA-CREF High-Yield	58,246,499	5,258,853	16,369,778	(275,536)	1,396,387	45,491,271
TIAA-CREF International Equity	70,816,942	21,943,541	1,697,479	(84,509)	–	87,261,073
TIAA-CREF International Opportunities	67,401,417	14,168,342	173,943	(3,193)	–	78,113,296
TIAA-CREF Large-Cap Growth	114,652,928	11,065,956	4,099,968	80,989	–	135,789,306
TIAA-CREF Large-Cap Value	111,024,956	13,954,104	1,772,048	(6,615)	–	129,161,324
TIAA-CREF Mid-Cap Growth	6,120,983	746,565	220,382	(3,444)	–	7,186,665
TIAA-CREF Mid-Cap Value	5,368,356	835,241	79,821	(673)	–	6,447,148
TIAA-CREF Money Market	81,020	–	–	–	–	81,020
TIAA-CREF Small-Cap Equity	46,698,816	4,586,580	46,508	(1,476)	–	53,958,982
	$969,854,112	$171,954,303	$39,210,302	$(433,171)	$2,624,210	$1,136,141,215

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	83

Notes to financial statements (unaudited)

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss )	income	2014
Lifecycle 2050 Fund
TIAA-CREF Bond Plus	$21,812,428	$16,217,994	$2,617,375	$(11,495)	$383,633	$35,584,794
TIAA-CREF Emerging Markets Debt	–	3,726,778	–	–	–	3,731,655
TIAA-CREF Emerging Markets Equity	26,128,159	7,816,495	275,146	(19,319)	–	32,484,571
TIAA-CREF Enhanced International Equity Index	38,087,943	9,214,064	393,991	(24,014)	–	44,927,187
TIAA-CREF Enhanced Large-Cap Growth Index	64,998,415	7,311,162	2,002,704	(7,022)	–	76,580,941
TIAA-CREF Enhanced Large-Cap Value Index	62,844,457	7,979,681	1,643,484	(12,270)	–	73,028,880
TIAA-CREF Global Natural Resources	7,999,434	2,965,020	21,009	100	–	9,746,954
TIAA-CREF Growth & Income	54,052,244	6,388,312	212,391	(2,385)	317,819	64,868,788
TIAA-CREF High-Yield	32,831,958	3,248,183	8,965,733	(159,959)	797,805	26,169,792
TIAA-CREF International Equity	39,900,116	13,305,412	835,832	(59,621)	–	50,206,447
TIAA-CREF International Opportunities	37,976,638	8,976,702	132,352	(11,673)	–	44,937,967
TIAA-CREF Large-Cap Growth	64,626,764	7,212,592	1,828,680	33,009	–	78,121,262
TIAA-CREF Large-Cap Value	62,581,777	8,817,028	483,498	(6,249)	–	74,307,370
TIAA-CREF Mid-Cap Growth	3,447,250	430,976	36,025	(1,606)	–	4,148,430
TIAA-CREF Mid-Cap Value	3,025,997	548,522	50,340	(424)	–	3,709,591
TIAA-CREF Money Market	41,882	–	–	–	–	41,882
TIAA-CREF Small-Cap Equity	26,324,831	3,270,055	104,914	(3,296)	–	31,038,502
	$546,680,293	$107,428,976	$19,603,474	$(286,224)	$1,499,257	$653,635,013

84	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss )	income	2014
Lifecycle 2055 Fund
TIAA-CREF Bond Plus	$3,125,681	$2,829,405	$352,518	$(1,740)	$58,240	$5,630,239
TIAA-CREF Emerging Markets Debt	–	587,029	–	–	–	587,816
TIAA-CREF Emerging Markets Equity	3,751,860	1,732,444	158,075	(11,904)	–	5,139,497
TIAA-CREF Enhanced International Equity Index	5,489,168	2,143,083	225,112	(15,001)	–	7,108,031
TIAA-CREF Enhanced Large-Cap Growth Index	9,313,507	2,496,897	658,470	(8,281)	–	12,114,766
TIAA-CREF Enhanced Large-Cap Value Index	9,004,890	2,606,058	644,660	(8,704)	–	11,552,931
TIAA-CREF Global Natural Resources	1,145,846	629,588	47,067	(2,722)	–	1,542,168
TIAA-CREF Growth & Income	7,745,067	2,057,538	250,093	(4,053)	47,661	10,261,951
TIAA-CREF High-Yield	4,704,638	800,763	1,222,651	(20,022)	119,999	4,140,720
TIAA-CREF International Equity	5,698,564	2,948,146	392,105	(32,016)	–	7,942,429
TIAA-CREF International Opportunities	5,409,787	2,149,253	169,000	(12,009)	–	7,109,391
TIAA-CREF Large-Cap Growth	9,260,387	2,462,610	602,442	660	–	12,358,411
TIAA-CREF Large-Cap Value	8,967,282	2,669,908	395,409	(5,751)	–	11,755,240
TIAA-CREF Mid-Cap Growth	501,657	145,017	40,435	(972)	–	653,558
TIAA-CREF Mid-Cap Value	433,592	139,714	16,013	(47)	–	585,688
TIAA-CREF Money Market	6,591	–	–	–	–	6,591
TIAA-CREF Small-Cap Equity	3,772,276	1,042,501	142,902	(8,348)	–	4,910,969
	$78,330,793	$27,439,954	$5,316,952	$(130,910)	$225,900	$103,400,396

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	85

Notes to financial statements (unaudited)

						Value at
	Value at	Purchases	Sales	Realized	Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss )	income	2014
Lifecycle 2060 Fund*
TIAA-CREF Bond Plus	$–	$614,197	$56,217	$ 123	$2,639	$564,296
TIAA-CREF Emerging Markets Debt	–	59,837	–	–	–	59,913
TIAA-CREF Emerging Markets Equity	–	527,823	3,203	(115)	–	511,615
TIAA-CREF Enhanced International Equity Index	–	712,320	4,962	(117)	–	705,407
TIAA-CREF Enhanced Large-Cap Growth Index	–	1,184,010	20,620	47	–	1,223,828
TIAA-CREF Enhanced Large-Cap Value Index	–	1,159,473	27,975	(126)	–	1,166,269
TIAA-CREF Global Natural Resources	–	160,692	–	–	–	149,993
TIAA-CREF Growth & Income	–	1,015,476	24,186	115	–	1,037,369
TIAA-CREF High-Yield	–	447,416	44,592	(35)	3,899	402,343
TIAA-CREF International Equity	–	794,104	18,981	(50)	–	794,823
TIAA-CREF International Opportunities	–	712,918	6,189	(101)	–	704,688
TIAA-CREF Large-Cap Growth	–	1,192,899	23,133	464	–	1,241,430
TIAA-CREF Large-Cap Value	–	1,172,781	13,690	(24)	–	1,184,414
TIAA-CREF Mid-Cap Growth	–	63,891	265	(2)	–	66,756
TIAA-CREF Mid-Cap Value	–	57,682	664	3	–	59,448
TIAA-CREF Money Market	–	100	–	–	–	100
TIAA-CREF Small-Cap Equity	–	476,622	7,522	100	–	494,279
	$–	$10,352,241	$252,199	$ 282	$6,538	$10,366,971

* The Fund commenced operations on September 26, 2014.

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation )	(depreciation)
Lifecycle Retirement Income	$303,295,836	$33,276,592	$(164,250)	$33,112,342
Lifecycle 2010	930,898,262	147,771,746	(554,375)	147,217,371
Lifecycle 2015	1,569,284,806	162,039,400	(7,177,590)	154,861,810
Lifecycle 2020	2,310,162,996	287,580,512	(9,490,728)	278,089,784
Lifecycle 2025	2,282,954,072	335,380,253	(9,950,709)	325,429,544
Lifecycle 2030	2,147,088,238	372,922,520	(9,285,646)	363,636,874
Lifecycle 2035	2,133,408,314	421,962,381	(10,509,555)	411,452,826
Lifecycle 2040	2,712,454,259	601,964,464	(14,604,556)	587,359,908
Lifecycle 2045	948,487,265	189,279,090	(1,625,140)	187,653,950
Lifecycle 2050	551,295,998	103,369,441	(1,030,426)	102,339,015
Lifecycle 2055	93,141,170	10,496,545	(237,319)	10,259,226
Lifecycle 2060	10,101,232	293,549	(27,810)	265,739

86	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2014 were as follows:

Fund	Purchases	Sales
Lifecycle Retirement Income	$48,840,062	$18,982,802
Lifecycle 2010	72,985,730	95,997,404
Lifecycle 2015	129,139,311	122,444,245
Lifecycle 2020	255,101,347	148,424,069
Lifecycle 2025	267,020,204	140,388,424
Lifecycle 2030	250,559,660	122,569,123
Lifecycle 2035	249,835,843	138,448,237
Lifecycle 2040	288,164,802	175,178,793
Lifecycle 2045	171,954,303	39,210,302
Lifecycle 2050	107,428,976	19,603,474
Lifecycle 2055	27,439,954	5,316,952
Lifecycle 2060	10,352,241	252,199

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2014 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Lifecycle Retirement Income	$7,055,820	$2,089,903	$9,145,723
Lifecycle 2010	31,232,087	7,787,214	39,019,301
Lifecycle 2015	44,344,789	54,067,325	98,412,114
Lifecycle 2020	63,509,333	67,508,952	131,018,285
Lifecycle 2025	66,098,275	66,828,455	132,926,730
Lifecycle 2030	67,137,431	64,003,293	131,140,724
Lifecycle 2035	70,313,932	68,767,381	139,081,313
Lifecycle 2040	95,753,146	96,808,530	192,561,676
Lifecycle 2045	27,556,468	6,449,207	34,005,675
Lifecycle 2050	15,207,533	3,480,279	18,687,812
Lifecycle 2055	1,894,724	332,657	2,227,381

The tax character of the fiscal year 2015 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds, except the Lifecycle 2060 Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	87

Notes to financial statements (unaudited)	concluded

mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2014, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

88	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Approval of investment management agreement (unaudited)

Board Approval of Investment Management Agreement for the TIAA-CREF Lifecycle 2060 Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve for a two-year term and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series, including the new TIAA-CREF Lifecycle 2060 Fund (the “New Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the New Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period, the Agreement for the New Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the approval process

The Board held meetings on May 13, 2014 and July 15, 2014, at which it considered the initial approval of the Agreement with respect to the New Fund using its previously-established process. As part of this process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and independent legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with proposed Agreement approvals, and then to help evaluate the information provided in response to those guidelines. During meetings held prior to the July 2014 Board meeting, the Board and the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee followed guidelines regarding reports to be provided to all Trustees with respect to the New Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, expense comparison data regarding the New Fund, including data relating to the New Fund’s management fee rate and total expense ratio. Lipper also compared much of this data for the New Fund against a universe of mutual funds, which was selected by Lipper. In each case, Lipper

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	89

Approval of investment management agreement (unaudited)

summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee and expense information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universe and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided to TAI to facilitate the Trustees’ evaluation of the reasonableness of any potential profits to be earned by TAI with respect to its services to the New Fund pursuant to the Agreement.

In advance of the Board meeting held on July 15, 2014, independent legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to approve the Agreement for the New Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) a description of any proposed fee waiver or expense reimbursement arrangements; (2) a comparison of the New Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (3) any “fall-out” benefits that were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the New Fund aside from TAI’s direct fee payments pursuant to the Agreement; (4) information regarding overall staffing levels, compliance programs, any material pending litigation or compliance issues, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the New Fund; (5) information as to any potential profits to be earned by TAI in connection with its services pursuant to the Agreement; (6) a copy of the Agreement and certain related agreements between the Trust and affiliates of TAI with respect to the New Fund; and (7) a proposed narrative explanation of reasons why the Board should approve the Agreement for the New Fund.

In considering whether to approve the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the New Fund, including: (1) the nature, extent and quality of services to be provided by TAI to the New Fund; (2) the costs of the services to be provided to the New Fund and the potential profits to be realized (if any) by TAI and its affiliates from their relationship with the New Fund; (3) the extent to which economies of scale are anticipated to be realized as the New Fund grows; (4) whether the fee schedules set forth in the Agreement reflect any such economies of scale for the benefit of New Fund shareholders; (5) comparisons of services and fees with contracts entered into by TAI with other clients; and (6) any other benefits anticipated to be derived by TAI or its affiliates from their relationship with the New Fund. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve the Agreement.

90	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

In reaching its decisions regarding the approval of the Agreement for the New Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, information provided to the Board in connection with the renewal in March 2014 of the Agreement for each then-existing series of the Trust and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Trust. In addition, the Board received and considered information from its independent legal counsel as to certain relevant guidelines that relate to the approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to approve the Agreement for the New Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement for the New Fund.

At its meeting on July 15, 2014, the Board voted unanimously to approve the proposed Agreement for the New Fund. Set forth below are the general factors the Board considered for the New Fund, followed by an outline of the specific factors the Board considered for the New Fund.

The Nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the existing series of the Trust since their operations commenced, as well as the TIAA-CREF Life Funds and the TIAA Separate Account VA-1. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), which is managed by an affiliated adviser. Under the Agreement for the New Fund, TAI is responsible for, among other duties: managing the assets of the New Fund (which is a fund-of-funds that invests its assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the New Fund’s assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the New Fund’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the New Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the New Fund. In particular, the Board reviewed the proposed portfolio management team’s experience and prior performance overseeing products with similar mandates for TAI. The Board considered that TAI has carried out these responsibilities in a professional manner with respect to the existing series of the Trust.

In addition, the Board considered the nature and quality of non-portfolio management services currently provided to the Trust and to be provided to the New Fund by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	91

Approval of investment management agreement (unaudited)

of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

Cost and profitability

The Board considered pro forma financial and profitability data relating to TAI with respect to the New Fund. The Board considered TAI’s projected loss calculations with respect to its services to the New Fund both before and after taking into account the costs to be incurred directly or indirectly by TAI in connection with the distribution of shares of the New Fund. These calculations also took into consideration any potential fall-out benefits to TAI or its affiliates, like the potential profits to be earned due to the New Fund’s investment in affiliated underlying funds. The Board considered TAI’s projection that the New Fund would not be profitable to TAI for many years. Among other considerations, the Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services to be provided to the New Fund. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rate to be charged to the New Fund under the Agreement typically is lower than the management fee rates charged by most comparable mutual funds with similar investment strategies. Based on all factors considered, the Board determined that the fee rate under the Agreement with respect to the New Fund was reasonable in relation to those charged by comparable mutual funds.

Economies of scale

The Board considered whether TAI is anticipated to experience economies of scale in connection with the operation of the New Fund. However, the Board noted TAI’s representation that the New Fund would likely not be profitable to TAI for many years. Thus, the Board determined that the New Fund’s fee schedule was reasonable in light of anticipated economies of scale considerations and anticipated asset levels.

Fee Comparison with other TAI clients

The Board considered that TAI and its affiliates provide investment management services to other funds-of-funds products with mandates similar to the New Fund. These similar funds include other funds-of-funds like the Lifestyle Funds and the Managed Allocation Fund, as well as the existing other series of the Lifecycle and Lifecycle Index Funds. The Board noted that the advisory fee rate for the New Fund was the same as for the existing Lifecycle Funds, as well as for the Lifestyle Funds. Additionally, the Board noted that TAI had agreed to waive the New Fund’s entire

92	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

advisory fee. Another fund-of fund managed by TAI, the Managed Allocation Fund, is not charged any advisory fee by TAI.

Other benefits

The Board also considered additional benefits to the New Fund and to TAI and its affiliates arising from the Agreement. The Board considered the other separate administrative fees that TAI would earn from the New Fund, as well as the indirect fees it would receive from its management of the underlying funds in which the New Fund will invest. In addition, both TAI and the New Fund may eventually benefit from economies of scale if the New Fund is managed in the same manner and by the same personnel as certain other funds-of-funds managed by TAI. Finally, TAI may benefit from profits earned on the underlying funds in which the New Fund will invest.

Specific factors

The Board considered the following specific factors (among others) in connection with its determination to approve the Agreement with respect to the New Fund. If the New Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the New Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement and Premier Classes of the New Fund, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class.

•	The New Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to waive this fee entirely through at least September 30, 2015.
•	The New Fund’s proposed actual management fee rate and projected total expenses are in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”).
•	The New Fund’s proposed actual management fee and total expenses are in the 1st quintile of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”).

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for the New Fund.

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	93

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

94	2014 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Funds ■ 2014 Semiannual Report	95

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How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

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eDelivery will save trees, conserve paper and reduce mailbox clutter.
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730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber

C20632	A11014 (1/15)

2014 Semiannual Report

TIAA-CREF

Lifecycle Index Funds

of the TIAA-CREF Funds

November 30, 2014

Understanding your Lifecycle Index Funds report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2014. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of November 30, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252. We urge you to read the prospectus carefully before investing.

2	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Index Funds begin on page 23 of this report. You can also obtain lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifecycle Index fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East—and in 23 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 9, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2014–November 30, 2014).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2014

Lifecycle Index Funds Institutional Class	Beginning account value (6/1/14)	Ending account value (11/30/14)	Expenses paid during period (6/1/14–11/30/14	* )	Effective expenses paid during period (6/1/14–11/30/14	† )
Retirement Income Fund actual return	$1,000.00	$1,024.70	$0.20		$0.76
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.76
2010 Fund actual return	$1,000.00	$1,026.24	$0.25		$0.76
5% annual hypothetical return	1,000.00	1,024.82	0.25		0.76
2015 Fund actual return	$1,000.00	$1,028.29	$0.31		$0.81
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.81
2020 Fund actual return	$1,000.00	$1,030.78	$0.31		$0.76
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.76
2025 Fund actual return	$1,000.00	$1,032.47	$0.36		$0.82
5% annual hypothetical return	1,000.00	1,024.72	0.36		0.81
2030 Fund actual return	$1,000.00	$1,034.70	$0.41		$0.77
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.76
2035 Fund actual return	$1,000.00	$1,036.85	$0.41		$0.77
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.76
2040 Fund actual return	$1,000.00	$1,038.15	$0.41		$0.77
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.76
2045 Fund actual return	$1,000.00	$1,038.34	$0.41		$0.77
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.76
2050 Fund actual return	$1,000.00	$1,038.37	$0.41		$0.77
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.76
2055 Fund actual return	$1,000.00	$1,037.33	$0.41		$0.77
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.76

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.04% for the Retirement Income Fund; 0.05% for the 2010 Fund; 0.06% for the 2015 and 2020 Funds; 0.07% for the 2025 Fund; and 0.08% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its

6	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.15% for the Retirement Income, 2010, 2020, 2030, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.16% for the 2015 and 2025 Funds.

Expense examples

Six months ended November 30, 2014

Lifecycle Index Funds Premier Class	Beginning account value (6/1/14)	Ending account value (11/30/14)	Expenses paid during period (6/1/14–11/30/14	* )	Effective expenses paid during period (6/1/14–11/30/14	† )
Retirement Income Fund actual return	$1,000.00	$1,024.73	$0.96		$1.52
5% annual hypothetical return	1,000.00	1,024.12	0.96		1.52
2010 Fund actual return	$1,000.00	$1,026.32	$1.02		$1.52
5% annual hypothetical return	1,000.00	1,024.07	1.01		1.52
2015 Fund actual return	$1,000.00	$1,027.66	$1.07		$1.58
5% annual hypothetical return	1,000.00	1,024.02	1.07		1.57
2020 Fund actual return	$1,000.00	$1,030.20	$1.07		$1.53
5% annual hypothetical return	1,000.00	1,024.02	1.07		1.52
2025 Fund actual return	$1,000.00	$1,031.91	$1.12		$1.58
5% annual hypothetical return	1,000.00	1,023.97	1.12		1.57
2030 Fund actual return	$1,000.00	$1,034.19	$1.17		$1.58
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.57
2035 Fund actual return	$1,000.00	$1,035.74	$1.17		$1.53
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.52
2040 Fund actual return	$1,000.00	$1,037.06	$1.17		$1.53
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.52
2045 Fund actual return	$1,000.00	$1,037.86	$1.17		$1.53
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.52
2050 Fund actual return	$1,000.00	$1,037.27	$1.17		$1.53
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.52
2055 Fund actual return	$1,000.00	$1,037.38	$1.17		$1.53
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.52

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.19% for the Retirement Income Fund; 0.20%

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	7

Important information about expenses

for the 2010 Fund; 0.21% for the 2015 and 2020 Funds; 0.22% for the 2025 Fund; and 0.23% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.30% for the Retirement Income, 2010, 2020, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.31% for the 2015, 2025 and 2030 Funds.

Expense examples

Six months ended November 30, 2014

Lifecycle Index Funds Retirement Class	Beginning account value (6/1/14)	Ending account value (11/30/14)	Expenses paid during period (6/1/14–11/30/14	* )	Effective expenses paid during period (6/1/14–11/30/14	† )
Retirement Income Fund actual return	$1,000.00	$1,023.62	$1.47		$2.03
5% annual hypothetical return	1,000.00	1,023.61	1.47		2.03
2010 Fund actual return	$1,000.00	$1,024.94	$1.52		$2.03
5% annual hypothetical return	1,000.00	1,023.56	1.52		2.03
2015 Fund actual return	$1,000.00	$1,027.03	$1.58		$2.08
5% annual hypothetical return	1,000.00	1,023.51	1.57		2.08
2020 Fund actual return	$1,000.00	$1,029.57	$1.58		$2.04
5% annual hypothetical return	1,000.00	1,023.51	1.57		2.03
2025 Fund actual return	$1,000.00	$1,031.33	$1.63		$2.09
5% annual hypothetical return	1,000.00	1,023.46	1.62		2.08
2030 Fund actual return	$1,000.00	$1,034.28	$1.68		$2.04
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.03
2035 Fund actual return	$1,000.00	$1,035.20	$1.68		$2.04
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.03
2040 Fund actual return	$1,000.00	$1,037.15	$1.69		$2.04
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.03
2045 Fund actual return	$1,000.00	$1,037.34	$1.69		$2.04
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.03
2050 Fund actual return	$1,000.00	$1,036.74	$1.68		$2.04
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.03
2055 Fund actual return	$1,000.00	$1,037.41	$1.69		$2.04
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.03

8	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.29% for the Retirement Income Fund; 0.30% for the 2010 Fund; 0.31% for the 2015 and 2020 Funds; 0.32% for the 2025 Fund; and 0.33% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.40% for the Retirement Income, 2010, 2020, 2030, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.41% for the 2015 and 2025 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	9

Investment results of the Lifecycle Index Funds

Performance for the six months ended November 30, 2014

All eleven TIAA-CREF Lifecycle Index Funds covered in this report generated positive results for the six-month reporting period and performed within range of their respective composite benchmarks. Returns for the Retirement Class ranged from 2.36% for the Retirement Income Fund to 3.74% for the 2055 fund. The tables on the following pages show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their composite benchmarks, which measure market performance without deducting any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their benchmarks ranged from 0.21 of a percentage point for the 2030 Fund to 0.30 of a percentage point for the 2035 Fund. (All fund results are for the Retirement Class.)

U.S. economy regains its footing

In June 2014, the U.S. economy continued to expand. Real gross domestic product, which measures the value of all goods and services produced in the nation, rose at an annual rate of 5.0% in the third calendar quarter of this year. The national unemployment rate fell to 5.8% in November, and inflation remained tame. In late October, the Fed ended its $85 billion monthly purchases of U.S. Treasury bonds and mortgage-backed securities, and it reaffirmed its plan to keep its short-term interest rate target near zero “for a considerable time” but implied that it may begin to raise rates by mid-2015. Conversely, central banks in some European markets, Japan and China boosted efforts to stimulate their sluggish economies.

The broad U.S. stock market, as measured by the Russell 3000® Index, rose 7.89% for the six months. Stocks of large-capitalization companies in the index collectively outperformed their smaller-cap counterparts. Many international markets rose early in the period but later dropped amid concerns about conflicts overseas and slowing economic growth abroad. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries outside the United States, returned –3.94% for the reporting period in terms of dollars.

10	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

In the fixed-income markets, demand for U.S. Treasury securities bolstered prices and pushed yields lower, resulting in positive returns. The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 1.92% for the period. Yields in the broader bond market also moved lower, with the yield on fixed-income securities within the Barclays aggregate index declining from 2.25% on June 2 to 2.17% on November 28. Inflation-indexed bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), returned –0.65%, reflecting a lack of demand amid continued low inflation rates.

The funds had returns similar to their respective benchmarks

Each Lifecycle Index Fund with at least six months of performance posted positive returns for the reporting period, though returns fell within the low single-digits, ranging from 2.36% for the Retirement Income Fund to 3.74% for the Lifecycle Index 2055 Fund.

The Lifecycle Index Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes. Those underlying funds may include the TIAA-CREF Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Bond Index Fund and the Inflation-Linked Bond Fund.

For the six-month period, the underlying funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by gains in the U.S. equity and fixed-income markets, but performance was constrained by negative returns in emerging markets and international developed markets.

In all of the Lifecycle Index Funds, strength in the performance of U.S. equity and some fixed-income allocations was offset by weakness in the funds that invest overseas, keeping returns for all funds within a narrow range. In most cases, however, these mixed results among the equity allocations were offset by positive results from gains in several of the funds’ fixed-income investments. (Performance of the Lifecycle Index Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	11

Lifecycle Index Retirement Income Fund

Performance as of November 30, 2014

				Average annual
		Total return		total return
Lifecycle Index Retirement					since
Income Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	9/30/2009	2.47%	7.21%	7.80%	7.99%
Premier Class	9/30/2009	2.47	7.06	7.65	7.84
Retirement Class	9/30/2009	2.36	6.90	7.53	7.73
Lifecycle Index Retirement Income Fund Composite Index*	—	2.58	7.32	7.99	8.19	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.32	†
Russell 3000® Index	—	7.89	15.53	16.28	16.37	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2014, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/14	for 6/30/15
Equity
U.S. equity	28.2%	28.0%
International equity	11.8	12.0
Fixed income
Fixed income	49.5	50.0
Inflation-protected assets	9.9	10.0
Other assets & liabilities, net	0.6	—
Total	100.0	100.0

Target allocation

For June 30, 2015

12	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

Performance as of November 30, 2014

				Average annual
		Total return		total return
					since
Lifecycle Index 2010 Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	9/30/2009	2.62%	7.54%	8.51%	8.68%
Premier Class	9/30/2009	2.63	7.44	8.37	8.53
Retirement Class	9/30/2009	2.49	7.29	8.24	8.40
Lifecycle Index 2010 Fund Composite Index*	—	2.77	7.71	8.69	8.87	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.32	†
Russell 3000® Index	—	7.89	15.53	16.28	16.37	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2014, the Lifecycle Index 2010 Fund Composite Index consisted of: 46.6% Barclays U.S. Aggregate Bond Index; 31.9% Russell 3000 Index; 13.7% MSCI EAFE+EM Index; and 7.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/14	for 6/30/15
Equity
U.S. equity	32.2%	31.5%
International equity	13.6	13.5
Fixed income
Fixed income	46.4	47.0
Inflation-protected assets	7.7	8.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	13

Lifecycle Index 2015 Fund

Performance as of November 30, 2014

				Average annual
		Total return		total return
					since
Lifecycle Index 2015 Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	9/30/2009	2.83%	7.92%	9.10%	9.25%
Premier Class	9/30/2009	2.77	7.78	8.94	9.10
Retirement Class	9/30/2009	2.70	7.68	8.84	8.98
Lifecycle Index 2015 Fund Composite Index*	—	2.95	8.06	9.30	9.46	†
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	16.37	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2014, the Lifecycle Index 2015 Fund Composite Index consisted of: 43.3% Barclays U.S. Aggregate Bond Index; 35.6% Russell 3000 Index; 15.3% MSCI EAFE+EM Index; and 5.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/14	for 6/30/15
Equity
U.S. equity	36.0%	35.0%
International equity	15.1	15.0
Fixed income
Fixed income	43.1	44.0
Inflation-protected assets	5.7	6.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2015

14	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

Performance as of November 30, 2014

				Average annual
		Total return		total return
					since
Lifecycle Index 2020 Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	9/30/2009	3.08%	8.39%	9.84%	9.97%
Premier Class	9/30/2009	3.02	8.27	9.68	9.81
Retirement Class	9/30/2009	2.96	8.16	9.59	9.71
Lifecycle Index 2020 Fund Composite Index*	—	3.18	8.54	10.03	10.17	†
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	16.37	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2014, the Lifecycle Index 2020 Fund Composite Index consisted of: 41.2% Russell 3000 Index; 37.3% Barclays U.S. Aggregate Bond Index; 17.7% MSCI EAFE+EM Index; and 3.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/14	for 6/30/15
Equity
U.S. equity	41.6%	40.6%
International equity	17.4	17.4
Fixed income
Fixed income	37.1	38.0
Inflation-protected assets	3.8	4.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	15

Lifecycle Index 2025 Fund

Performance as of November 30, 2014

				Average annual
		Total return		total return
					since
Lifecycle Index 2025 Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	9/30/2009	3.25%	8.88%	10.58%	10.69%
Premier Class	9/30/2009	3.19	8.67	10.41	10.52
Retirement Class	9/30/2009	3.13	8.56	10.32	10.41
Lifecycle Index 2025 Fund Composite Index*	—	3.42	9.02	10.75	10.87	†
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	16.37	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2014, the Lifecycle Index 2025 Fund Composite Index consisted of: 46.8% Russell 3000 Index; 31.3% Barclays U.S. Aggregate Bond Index; and 20.1% MSCI EAFE+EM Index; and 1.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/14	for 6/30/15
Equity
U.S. equity	47.1%	46.2%
International equity	19.7	19.8
Fixed income
Fixed income	31.2	32.0
Inflation-protected assets	1.8	2.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

16	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

Performance as of November 30, 2014

				Average annual
		Total return		total return
					since
Lifecycle Index 2030 Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	9/30/2009	3.47%	9.37%	11.33%	11.41%
Premier Class	9/30/2009	3.42	9.18	11.15	11.24
Retirement Class	9/30/2009	3.43	9.06	11.04	11.13
Lifecycle Index 2030 Fund Composite Index*	—	3.64	9.48	11.47	11.58	†
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	16.37	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2014, the Lifecycle Index 2030 Fund Composite Index consisted of: 52.4% Russell 3000 Index; 25.1% Barclays U.S. Aggregate Bond Index; and 22.5% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/14	for 6/30/15
Equity
U.S. equity	52.7%	51.8%
International equity	22.1	22.2
Fixed income	25.0	26.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	17

Lifecycle Index 2035 Fund

Performance as of November 30, 2014

				Average annual
		Total return		total return
					since
Lifecycle Index 2035 Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	9/30/2009	3.69%	9.81%	12.00%	12.08%
Premier Class	9/30/2009	3.57	9.57	11.81	11.90
Retirement Class	9/30/2009	3.52	9.46	11.72	11.79
Lifecycle Index 2035 Fund Composite Index*	—	3.82	9.91	12.17	12.26	†
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	16.37	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2014, the Lifecycle Index 2035 Fund Composite Index consisted of: 58.0% Russell 3000 Index; 24.9% MSCI EAFE+EM Index; and 17.1% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/14	for 6/30/15
Equity
U.S. equity	58.3%	57.4%
International equity	24.5	24.6
Fixed income	17.0	18.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

18	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

Performance as of November 30, 2014

				Average annual
		Total return		total return
					since
Lifecycle Index 2040 Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	9/30/2009	3.82%	10.14%	12.36%	12.43%
Premier Class	9/30/2009	3.71	9.89	12.17	12.25
Retirement Class	9/30/2009	3.72	9.85	12.09	12.15
Lifecycle Index 2040 Fund Composite Index*	—	3.96	10.24	12.53	12.61	†
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	16.37	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2014, the Lifecycle Index 2040 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/14	for 6/30/15
Equity
U.S. equity	63.1%	63.0%
International equity	26.7	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	19

Lifecycle Index 2045 Fund

Performance as of November 30, 2014

				Average annual
		Total return		total return
					since
Lifecycle Index 2045 Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	9/30/2009	3.83%	10.08%	12.35%	12.42%
Premier Class	9/30/2009	3.79	9.91	12.18	12.26
Retirement Class	9/30/2009	3.73	9.80	12.09	12.15
Lifecycle Index 2045 Fund Composite Index*	—	3.96	10.24	12.53	12.61	†
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	16.37	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2014, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/14	for 6/30/15
Equity
U.S. equity	63.0%	63.0%
International equity	26.8	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

20	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

Performance as of November 30, 2014

				Average annual
		Total return		total return
					since
Lifecycle Index 2050 Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	9/30/2009	3.84%	10.09%	12.36%	12.43%
Premier Class	9/30/2009	3.73	9.93	12.18	12.26
Retirement Class	9/30/2009	3.67	9.82	12.08	12.14

Lifecycle Index 2050 Fund Composite Index*	—	3.96	10.24	12.53	12.61	†

Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	16.37	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	4.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2014, the Lifecycle Index 2050 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/14	for 6/30/15
Equity
U.S. equity	62.9%	63.0%
International equity	26.8	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.3	—
Total	100.0	100.0

Target allocation

For June 30, 2015

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	21

Lifecycle Index 2055 Fund

Performance as of November 30, 2014

				Average annual
		Total return		total return
Lifecycle Index 2055 Fund	Inception date	6 months	1 year	since inception
Institutional Class	4/29/2011	3.73%	10.02%	10.17%
Premier Class	4/29/2011	3.74	9.92	10.03
Retirement Class	4/29/2011	3.74	9.82	9.92
Lifecycle Index 2055 Fund Composite Index*	—	3.96	10.24	10.34	†
Broad market index
Russell 3000® Index	—	7.89	15.53	14.27	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	3.88	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2014, the Lifecycle Index 2055 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/14	for 6/30/15
Equity
U.S. equity	62.9%	63.0%
International equity	26.9	27.0
Fixed income	10.0	10.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2015

22	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Portfolio of investments (unaudited)

Lifecycle Index Retirement Income Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.4% (a)

FIXED INCOME — 49.5%
1,771,129	TIAA-CREF Bond Index Fund		$19,358,439	49.5%
	TOTAL FIXED INCOME		19,358,439	49.5

INFLATION-PROTECTED ASSETS — 9.9%
337,327	TIAA-CREF Inflation-Linked Bond Fund		3,879,256	9.9
	TOTAL INFLATION-PROTECTED ASSETS		3,879,256	9.9

INTERNATIONAL EQUITY — 11.8%
103,063	TIAA-CREF Emerging Markets Equity Index Fund		1,088,342	2.8
187,091	TIAA-CREF International Equity Index Fund		3,536,013	9.0
	TOTAL INTERNATIONAL EQUITY		4,624,355	11.8

U.S. EQUITY — 28.2%
693,352	TIAA-CREF Equity Index Fund		11,017,357	28.2
	TOTAL U.S. EQUITY		11,017,357	28.2
	TOTAL TIAA-CREF FUNDS	(Cost $33,651,516)	38,879,407	99.4

	TOTAL PORTFOLIO	(Cost $33,651,516)	38,879,407	99.4
	OTHER ASSETS & LIABILITIES, NET		220,636	0.6
	NET ASSETS		$39,100,043	100.0%

Lifecycle Index 2010 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 46.4%
7,382,339	TIAA-CREF Bond Index Fund		$80,688,967	46.4%
	TOTAL FIXED INCOME		80,688,967	46.4

INFLATION-PROTECTED ASSETS — 7.7%
1,166,634	TIAA-CREF Inflation-Linked Bond Fund		13,416,290	7.7
	TOTAL INFLATION-PROTECTED ASSETS		13,416,290	7.7

INTERNATIONAL EQUITY — 13.6%
524,614	TIAA-CREF Emerging Markets Equity Index Fund		5,539,921	3.2
952,358	TIAA-CREF International Equity Index Fund		17,999,561	10.4
	TOTAL INTERNATIONAL EQUITY		23,539,482	13.6

U.S. EQUITY — 32.2%
3,523,759	TIAA-CREF Equity Index Fund		55,992,530	32.2
	TOTAL U.S. EQUITY		55,992,530	32.2
	TOTAL TIAA-CREF FUNDS	(Cost $145,923,579)	173,637,269	99.9

	TOTAL PORTFOLIO	(Cost $145,923,579)	173,637,269	99.9
	OTHER ASSETS & LIABILITIES, NET		206,592	0.1
	NET ASSETS		$173,843,861	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	23

Portfolio of investments (unaudited)

Lifecycle Index 2015 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 43.1%
12,473,385	TIAA-CREF Bond Index Fund		$136,334,095	43.1%
	TOTAL FIXED INCOME		136,334,095	43.1

INFLATION-PROTECTED ASSETS — 5.7%
1,570,155	TIAA-CREF Inflation-Linked Bond Fund		18,056,780	5.7
	TOTAL INFLATION-PROTECTED ASSETS		18,056,780	5.7

INTERNATIONAL EQUITY — 15.1%
1,066,444	TIAA-CREF Emerging Markets Equity Index Fund		11,261,652	3.5
1,939,009	TIAA-CREF International Equity Index Fund		36,647,265	11.6
	TOTAL INTERNATIONAL EQUITY		47,908,917	15.1

U.S. EQUITY — 36.0%
7,159,907	TIAA-CREF Equity Index Fund		113,770,930	36.0
	TOTAL U.S. EQUITY		113,770,930	36.0
	TOTAL TIAA-CREF FUNDS	(Cost $263,021,417)	316,070,722	99.9

	TOTAL PORTFOLIO	(Cost $263,021,417)	316,070,722	99.9
	OTHER ASSETS & LIABILITIES, NET		366,338	0.1
	NET ASSETS		$316,437,060	100.0%

Lifecycle Index 2020 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 37.1%
16,392,530	TIAA-CREF Bond Index Fund		$179,170,352	37.1%
	TOTAL FIXED INCOME		179,170,352	37.1

INFLATION-PROTECTED ASSETS — 3.8%
1,583,617	TIAA-CREF Inflation-Linked Bond Fund		18,211,590	3.8
	TOTAL INFLATION-PROTECTED ASSETS		18,211,590	3.8

INTERNATIONAL EQUITY — 17.4%
1,876,849	TIAA-CREF Emerging Markets Equity Index Fund		19,819,521	4.1
3,407,125	TIAA-CREF International Equity Index Fund		64,394,661	13.3
	TOTAL INTERNATIONAL EQUITY		84,214,182	17.4

U.S. EQUITY — 41.6%
12,626,378	TIAA-CREF Equity Index Fund		200,633,150	41.6
	TOTAL U.S. EQUITY		200,633,150	41.6
	TOTAL TIAA-CREF FUNDS	(Cost $400,891,628)	482,229,274	99.9

	TOTAL PORTFOLIO	(Cost $400,891,628)	482,229,274	99.9
	OTHER ASSETS & LIABILITIES, NET		691,858	0.1
	NET ASSETS		$482,921,132	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2025 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 31.2%
13,886,990	TIAA-CREF Bond Index Fund		$151,784,804	31.2%
	TOTAL FIXED INCOME		151,784,804	31.2

INFLATION-PROTECTED ASSETS — 1.8%
748,423	TIAA-CREF Inflation-Linked Bond Fund		8,606,859	1.8
	TOTAL INFLATION-PROTECTED ASSETS		8,606,859	1.8

INTERNATIONAL EQUITY — 19.7%
2,143,582	TIAA-CREF Emerging Markets Equity Index Fund		22,636,225	4.6
3,890,045	TIAA-CREF International Equity Index Fund		73,521,842	15.1
	TOTAL INTERNATIONAL EQUITY		96,158,067	19.7

U.S. EQUITY — 47.1%
14,420,356	TIAA-CREF Equity Index Fund		229,139,455	47.1
	TOTAL U.S. EQUITY		229,139,455	47.1
	TOTAL TIAA-CREF FUNDS	(Cost $396,868,364)	485,689,185	99.8

	TOTAL PORTFOLIO	(Cost $396,868,364)	485,689,185	99.8
	OTHER ASSETS & LIABILITIES, NET		988,461	0.2
	NET ASSETS		$486,677,646	100.0%

Lifecycle Index 2030 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 25.0%
11,727,576	TIAA-CREF Bond Index Fund		$128,182,409	25.0%
	TOTAL FIXED INCOME		128,182,409	25.0

INTERNATIONAL EQUITY — 22.1%
2,525,920	TIAA-CREF Emerging Markets Equity Index Fund		26,673,717	5.2
4,575,040	TIAA-CREF International Equity Index Fund		86,468,263	16.9
	TOTAL INTERNATIONAL EQUITY		113,141,980	22.1

U.S. EQUITY — 52.7%
16,975,838	TIAA-CREF Equity Index Fund		269,746,067	52.7
	TOTAL U.S. EQUITY		269,746,067	52.7
	TOTAL TIAA-CREF FUNDS	(Cost $408,955,584)	511,070,456	99.8

	TOTAL PORTFOLIO	(Cost $408,955,584)	511,070,456	99.8
	OTHER ASSETS & LIABILITIES, NET		1,106,603	0.2
	NET ASSETS		$512,177,059	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	25

Portfolio of investments (unaudited)

Lifecycle Index 2035 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 17.0%
7,580,124	TIAA-CREF Bond Index Fund		$82,850,753	17.0%
	TOTAL FIXED INCOME		82,850,753	17.0

INTERNATIONAL EQUITY — 24.5%
2,661,481	TIAA-CREF Emerging Markets Equity Index Fund		28,105,235	5.8
4,814,941	TIAA-CREF International Equity Index Fund		91,002,381	18.7
	TOTAL INTERNATIONAL EQUITY		119,107,616	24.5

U.S. EQUITY — 58.3%
17,831,594	TIAA-CREF Equity Index Fund		283,344,025	58.3
	TOTAL U.S. EQUITY		283,344,025	58.3
	TOTAL TIAA-CREF FUNDS	(Cost $378,184,531)	485,302,394	99.8

	TOTAL PORTFOLIO	(Cost $378,184,531)	485,302,394	99.8
	OTHER ASSETS & LIABILITIES, NET		830,618	0.2
	NET ASSETS		$486,133,012	100.0%

Lifecycle Index 2040 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 10.0%
5,270,718	TIAA-CREF Bond Index Fund		$57,608,953	10.0%
	TOTAL FIXED INCOME		57,608,953	10.0

INTERNATIONAL EQUITY — 26.7%
3,442,484	TIAA-CREF Emerging Markets Equity Index Fund		36,352,627	6.3
6,228,232	TIAA-CREF International Equity Index Fund		117,713,575	20.4
	TOTAL INTERNATIONAL EQUITY		154,066,202	26.7

U.S. EQUITY — 63.1%
22,938,267	TIAA-CREF Equity Index Fund		364,489,070	63.1
	TOTAL U.S. EQUITY		364,489,070	63.1
	TOTAL TIAA-CREF FUNDS	(Cost $437,423,821)	576,164,225	99.8

	TOTAL PORTFOLIO	(Cost $437,423,821)	576,164,225	99.8
	OTHER ASSETS & LIABILITIES, NET		1,116,441	0.2
	NET ASSETS		$577,280,666	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2045 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)
FIXED INCOME — 10.0%
2,426,038	TIAA-CREF Bond Index Fund		$26,516,597	10.0%
	TOTAL FIXED INCOME		26,516,597	10.0

INTERNATIONAL EQUITY — 26.8%
1,585,416	TIAA-CREF Emerging Markets Equity Index Fund		16,741,998	6.3
2,868,558	TIAA-CREF International Equity Index Fund		54,215,751	20.5
	TOTAL INTERNATIONAL EQUITY		70,957,749	26.8

U.S. EQUITY — 63.0%
10,493,686	TIAA-CREF Equity Index Fund		166,744,668	63.0
	TOTAL U.S. EQUITY		166,744,668	63.0
	TOTAL TIAA-CREF FUNDS	(Cost $211,078,240)	264,219,014	99.8

	TOTAL PORTFOLIO	(Cost $211,078,240)	264,219,014	99.8
	OTHER ASSETS & LIABILITIES, NET		470,254	0.2
	NET ASSETS		$264,689,268	100.0%

Lifecycle Index 2050 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 10.0%
1,569,060	TIAA-CREF Bond Index Fund		$17,149,828	10.0%
	TOTAL FIXED INCOME		17,149,828	10.0

INTERNATIONAL EQUITY — 26.8%
1,025,319	TIAA-CREF Emerging Markets Equity Index Fund		10,827,373	6.3
1,855,143	TIAA-CREF International Equity Index Fund		35,062,211	20.5
	TOTAL INTERNATIONAL EQUITY		45,889,584	26.8

U.S. EQUITY — 62.9%
6,791,076	TIAA-CREF Equity Index Fund		107,910,191	62.9
	TOTAL U.S. EQUITY		107,910,191	62.9
	TOTAL TIAA-CREF FUNDS	(Cost $136,516,956)	170,949,603	99.7

	TOTAL PORTFOLIO	(Cost $136,516,956)	170,949,603	99.7
	OTHER ASSETS & LIABILITIES, NET		519,680	0.3
	NET ASSETS		$171,469,283	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	27

Portfolio of investments (unaudited)

Lifecycle Index 2055 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 10.0%
355,778	TIAA-CREF Bond Index Fund		$3,888,649	10.0%
	TOTAL FIXED INCOME		3,888,649	10.0

INTERNATIONAL EQUITY — 26.9%
232,560	TIAA-CREF Emerging Markets Equity Index Fund		2,455,833	6.4
420,796	TIAA-CREF International Equity Index Fund		7,953,040	20.5
	TOTAL INTERNATIONAL EQUITY		10,408,873	26.9

U.S. EQUITY — 62.9%
1,534,587	TIAA-CREF Equity Index Fund		24,384,587	62.9
	TOTAL U.S. EQUITY		24,384,587	62.9
	TOTAL TIAA-CREF FUNDS	(Cost $32,526,903)	38,682,109	99.8

	TOTAL PORTFOLIO	(Cost $32,526,903)	38,682,109	99.8
	OTHER ASSETS & LIABILITIES, NET		73,827	0.2
	NET ASSETS		$38,755,936	100.0%

Lifecycle Index 2060 Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 100.0% (a)

FIXED INCOME — 10.0%
93,530	TIAA-CREF Bond Index Fund		$1,022,287	10.0%
	TOTAL FIXED INCOME		1,022,287	10.0

INTERNATIONAL EQUITY — 26.6%
60,998	TIAA-CREF Emerging Markets Equity Index Fund		644,137	6.3
110,347	TIAA-CREF International Equity Index Fund		2,085,566	20.3
	TOTAL INTERNATIONAL EQUITY		2,729,703	26.6

U.S. EQUITY — 63.4%
409,728	TIAA-CREF Equity Index Fund		6,510,576	63.4
	TOTAL U.S. EQUITY		6,510,576	63.4
	TOTAL TIAA-CREF FUNDS	(Cost $10,002,926)	10,262,566	100.0

	TOTAL PORTFOLIO	(Cost $10,002,926)	10,262,566	100.0
	OTHER ASSETS & LIABILITIES, NET		(347)	0.0
	NET ASSETS		$10,262,219	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	29

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Index Funds  ■  November 30, 2014

	Lifecycle Index
	Retirement	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

ASSETS
Affiliated investments, at value‡	$38,879,407	$173,637,269	$316,070,722	$482,229,274	$485,689,185	$511,070,456
Cash	80,144	415,192	685,772	2,285,720	2,400,324	2,371,375
Receivable from securities transactions	6,278	121,557	332,928	119,492	—	—
Receivable from Fund shares sold	208,902	228,289	444,586	712,632	1,111,075	1,211,194
Dividends and interest receivable	35,126	145,410	245,508	320,204	270,585	227,308
Due from affiliates	1,968	3,575	4,789	5,710	4,930	5,149
Other	776	3,689	6,152	8,145	7,882	8,313
Total assets	39,212,601	174,554,981	317,790,457	485,681,177	489,483,981	514,893,795

LIABILITIES
Management fees payable	640	2,851	5,196	7,909	7,966	8,387
Service agreement fees payable	204	1,313	2,067	3,091	2,814	2,673
Distribution fees payable	1,225	2,942	6,893	13,714	13,259	14,802
Due to affiliates	249	894	1,642	2,458	2,498	2,589
Payable for securities transactions	103,278	692,557	1,272,178	2,708,992	2,756,000	2,662,250
Payable for Fund shares redeemed	—	—	48,701	—	—	—
Accrued expenses and other payables	6,962	10,563	16,720	23,881	23,798	26,035
Total liabilities	112,558	711,120	1,353,397	2,760,045	2,806,335	2,716,736
NET ASSETS	$39,100,043	$173,843,861	$316,437,060	$482,921,132	$486,677,646	$512,177,059

NET ASSETS CONSIST OF:
Paid-in-capital	$34,041,147	$145,738,580	$262,618,623	$400,132,462	$396,583,981	$409,360,113
Undistributed net investment income (loss)	62,704	1,527,613	2,423,543	2,857,209	2,191,676	1,560,298
Accumulated net realized gain (loss) on total investments	(231,699)	(1,136,022)	(1,654,411)	(1,406,185)	(918,832)	(858,224)
Net unrealized appreciation (depreciation) on total investments	5,227,891	27,713,690	53,049,305	81,337,646	88,820,821	102,114,872
NET ASSETS	$39,100,043	$173,843,861	$316,437,060	$482,921,132	$486,677,646	$512,177,059

INSTITUTIONAL CLASS:
Net assets	$24,175,727	$117,497,256	$209,679,235	$293,494,827	$307,966,026	$323,837,885
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,818,441	8,342,918	14,416,058	19,472,205	19,764,048	20,113,717
Net asset value per share	$13.29	$14.08	$14.54	$15.07	$15.58	$16.10

PREMIER CLASS:
Net assets	$9,948,987	$24,052,188	$56,269,922	$113,149,119	$109,169,138	$122,215,191
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	748,799	1,713,454	3,884,581	7,540,535	7,033,123	7,623,851
Net asset value per share	$13.29	$14.04	$14.49	$15.01	$15.52	$16.03

RETIREMENT CLASS:
Net assets	$4,975,329	$32,294,417	$50,487,903	$76,277,186	$69,542,482	$66,123,983
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	374,593	2,311,086	3,495,666	5,096,145	4,494,608	4,136,388
Net asset value per share	$13.28	$13.97	$14.44	$14.97	$15.47	$15.99
‡ Affiliated investments, cost	$33,651,516	$145,923,579	$263,021,417	$400,891,628	$396,868,364	$408,955,584

30	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	31

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds  ■  November 30, 2014

	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund

ASSETS
Affiliated investments, at value‡	$485,302,394	$576,164,225	$264,219,014	$170,949,603	$38,682,109	$10,262,566
Cash	1,911,563	1,850,354	1,103,960	802,803	228,811	25,520
Receivable from securities transactions	—	—	—	—	—	915
Receivable from Fund shares sold	967,826	1,319,104	923,426	672,110	159,558	—
Dividends and interest receivable	146,861	103,110	47,113	30,443	6,851	1,850
Due from affiliates	4,149	4,638	3,011	2,493	1,724	2,725
Other	7,987	9,990	3,624	2,366	500	—
Total assets	488,340,780	579,451,421	266,300,148	172,459,818	39,079,553	10,293,576

LIABILITIES
Management fees payable	7,973	9,475	4,335	2,806	634	169
Service agreement fees payable	2,045	2,079	1,227	787	195	42
Distribution fees payable	12,186	11,746	8,611	5,609	681	125
Due to affiliates	2,529	2,983	1,315	878	190	33
Payable for securities transactions	2,155,750	2,063,500	1,581,000	958,500	295,250	17,666
Payable for Fund shares redeemed	3,376	51,661	—	10,181	—	—
Accrued expenses and other payables	23,909	29,311	14,392	11,774	26,667	13,322
Total liabilities	2,207,768	2,170,755	1,610,880	990,535	323,617	31,357
NET ASSETS	$486,133,012	$577,280,666	$264,689,268	$171,469,283	$38,755,936	$10,262,219

NET ASSETS CONSIST OF:
Paid-in-capital	$378,711,334	$438,753,657	$211,523,551	$136,994,258	$32,605,953	$10,000,000
Undistributed net investment income (loss)	862,359	434,207	144,591	92,809	25,385	1,653
Accumulated net realized gain (loss) on total investments	(558,544)	(647,602)	(119,648)	(50,431)	(30,608)	926
Net unrealized appreciation (depreciation) on total investments	107,117,863	138,740,404	53,140,774	34,432,647	6,155,206	259,640
NET ASSETS	$486,133,012	$577,280,666	$264,689,268	$171,469,283	$38,755,936	$10,262,219

INSTITUTIONAL CLASS:
Net assets	$335,492,164	$429,192,695	$163,419,377	$105,562,858	$28,220,976	$8,210,361
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,214,268	25,444,903	9,734,065	6,291,728	2,114,728	800,000
Net asset value per share	$16.60	$16.87	$16.79	$16.78	$13.34	$10.26

PREMIER CLASS:
Net assets	$100,209,343	$97,051,220	$71,138,144	$46,504,427	$5,680,603	$1,026,020
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,065,458	5,780,442	4,255,452	2,784,388	426,534	100,000
Net asset value per share	$16.52	$16.79	$16.72	$16.70	$13.32	$10.26

RETIREMENT CLASS:
Net assets	$50,431,505	$51,036,751	$30,131,747	$19,401,998	$4,854,357	$1,025,838
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,061,648	3,047,385	1,807,994	1,165,187	364,818	100,000
Net asset value per share	$16.47	$16.75	$16.67	$16.65	$13.31	$10.26
‡ Affiliated investments, cost	$378,184,531	$437,423,821	$211,078,240	$136,516,956	$32,526,903	$10,002,926

32	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	33

Statements of operations (unaudited)

TIAA-CREF Lifecycle Index Funds  ■  For the period ended November 30, 2014

		Lifecycle Index Retirement	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
		Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

	INVESTMENT INCOME
	Dividends from affiliated investments	$261,576	$1,054,247	$1,693,288	$2,065,640	$1,637,609	$1,252,091
	Total income	261,576	1,054,247	1,693,288	2,065,640	1,637,609	1,252,091

	EXPENSES
	Management fees	18,217	82,463	149,641	222,090	224,462	233,681
	Shareholder servicing — Institutional Class	103	108	171	219	208	249
	Shareholder servicing — Premier Class	93	88	102	124	124	128
	Shareholder servicing — Retirement Class	3,735	36,402	55,614	75,877	71,919	62,675
	Distribution fees — Premier Class	7,398	17,643	41,288	80,831	77,950	86,195
	Distribution fees — Retirement Class	720	7,259	11,095	15,145	14,353	12,506
	Registration fees	21,024	23,586	24,528	25,068	24,850	25,080
	Professional fees	11,353	11,626	11,921	12,205	12,249	12,250
	Custody and accounting fees	6,351	6,357	6,355	6,355	6,355	6,356
	Shareholder reports	4,513	7,038	10,309	14,208	14,841	15,158
	Administrative service fees	638	2,897	5,112	7,584	7,740	8,062
	Trustee fees and expenses	192	701	1,283	1,911	1,905	1,988
	Other expenses	3,236	4,543	6,426	10,808	10,178	11,894
	Total expenses	77,573	200,711	323,845	472,425	467,134	476,222
Less:	Expenses reimbursed by the investment adviser	(47,494)	(56,655)	(66,112)	(78,351)	(78,571)	(81,259)
	Fee waiver by investment adviser and TPIS	(11,649)	(51,529)	(76,479)	(103,981)	(81,692)	(68,023)
	Net expenses	18,430	92,527	181,254	290,093	306,871	326,940

	Net investment income (loss)	243,146	961,720	1,512,034	1,775,547	1,330,738	925,151

	NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
	Realized gain (loss) from sale of affiliated investments	(39,277)	(80,510)	(204,013)	(195,075)	(37,750)	(61,293)
	Realized gain (loss) from sale of unaffiliated investments	2,652	—	—	(2,709)	—	—
	Net realized gain (loss) from investments	(36,625)	(80,510)	(204,013)	(197,784)	(37,750)	(61,293)
	Net change in unrealized appreciation (depreciation) from affiliated investments	729,928	3,414,830	7,040,605	11,968,799	13,463,080	15,541,612
	Net realized and unrealized gain (loss) from investments	693,303	3,334,320	6,836,592	11,771,015	13,425,330	15,480,319
	Net increase (decrease) in net assets from operations	$936,449	$4,296,040	$8,348,626	$13,546,562	$14,756,068	$16,405,470

34	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	35

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period ended November 30, 2014

	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund *

INVESTMENT INCOME
Dividends from affiliated investments	$818,345	$583,630	$261,971	$167,397	$36,661	$3,792
Total income	818,345	583,630	261,971	167,397	36,661	3,792

EXPENSES
Management fees	226,358	267,809	120,219	76,818	16,819	1,771
Shareholder servicing — Institutional Class	236	291	160	173	130	368
Shareholder servicing — Premier Class	120	118	106	97	92	363
Shareholder servicing — Retirement Class	52,487	51,476	31,043	19,224	4,511	808
Distribution fees — Premier Class	71,516	68,829	50,125	32,387	3,786	266
Distribution fees — Retirement Class	10,468	10,267	6,181	3,815	878	89
Registration fees	24,966	24,881	24,557	23,374	21,854	13,684
Professional fees	12,276	12,424	11,774	11,557	11,342	7,981
Custody and accounting fees	6,350	6,352	6,343	6,339	6,315	2,214
Shareholder reports	14,858	16,553	10,537	8,613	4,355	2,320
Administrative service fees	7,797	9,145	4,191	2,711	559	60
Trustee fees and expenses	1,915	2,189	1,078	683	171	14
Other expenses	9,653	11,662	8,195	6,313	3,580	2,218
Total expenses	439,000	481,996	274,509	192,104	74,392	32,156
Less: Expenses reimbursed by the investment adviser	(78,230)	(83,732)	(67,035)	(59,984)	(48,489)	(29,574)
Fee waiver by investment adviser and TPIS	(55,740)	(63,828)	(30,225)	(19,178)	(4,242)	(443)
Net expenses	305,030	334,436	177,249	112,942	21,661	2,139

Net investment income (loss)	513,315	249,194	84,722	54,455	15,000	1,653

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(55,421)	(78,598)	(62,043)	(6,769)	(7,721)	926
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	1,350	—
Net realized gain (loss) from investments	(55,421)	(78,598)	(62,043)	(6,769)	(6,371)	926
Net change in unrealized appreciation (depreciation) from affiliated investments	15,972,581	20,082,659	9,082,959	5,840,260	1,321,570	259,640
Net realized and unrealized gain (loss) from investments	15,917,160	20,004,061	9,020,916	5,833,491	1,315,199	260,566
Net increase (decrease) in net assets from operations	$16,430,475	$20,253,255	$9,105,638	$5,887,946	$1,330,199	$262,219
*	For the period September 26, 2014 to November 30, 2014.

36	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	37

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$243,146	$550,196	$961,720	$2,449,524	$1,512,034	$4,504,344
Net realized gain (loss) from investments		(36,625)	21,904	(80,510)	719,473	(204,013)	1,091,128
Net change in unrealized appreciation (depreciation) from affiliated investments		729,928	2,043,549	3,414,830	9,852,506	7,040,605	20,387,867
Net increase (decrease) in net assets from operations		936,449	2,615,649	4,296,040	13,021,503	8,348,626	25,983,339

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(162,854)	(361,875)	—	(1,721,001)	—	(3,048,575)
	Premier Class	(60,552)	(155,653)	—	(331,844)	—	(773,216)
	Retirement Class	(12,931)	(18,891)	—	(205,425)	—	(366,278)
From realized gains:	Institutional Class	—	(105,311)	—	(858,871)	—	(1,307,482)
	Premier Class	—	(48,997)	—	(184,751)	—	(364,512)
	Retirement Class	—	(6,047)	—	(115,731)	—	(177,500)
Total distributions		(236,337)	(696,774)	—	(3,417,623)	—	(6,037,563)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,227,160	8,927,123	11,274,839	30,332,071	22,886,923	49,237,790
	Premier Class	728,337	1,719,790	1,511,934	4,762,753	3,514,826	10,290,022
	Retirement Class	3,547,336	672,499	8,545,621	16,326,388	13,677,309	20,691,879
Reinvestments of distributions:	Institutional Class	162,854	467,186	—	2,579,872	—	4,356,057
	Premier Class	60,552	204,650	—	516,595	—	1,137,728
	Retirement Class	12,931	24,938	—	321,156	—	543,778
Redemptions:	Institutional Class	(2,550,818)	(4,512,279)	(6,516,383)	(14,375,897)	(9,989,550)	(21,138,860)
	Premier Class	(566,313)	(1,379,478)	(886,937)	(10,096,937)	(2,703,869)	(15,467,876)
	Retirement Class	(374,736)	(70,976)	(3,282,243)	(2,262,754)	(3,646,846)	(3,457,820)
Net increase (decrease) from shareholder transactions		4,247,303	6,053,453	10,646,831	28,103,247	23,738,793	46,192,698
Net increase (decrease) in net assets		4,947,415	7,972,328	14,942,871	37,707,127	32,087,419	66,138,474
NET ASSETS
Beginning of period		34,152,628	26,180,300	158,900,990	121,193,863	284,349,641	218,211,167
End of period		$39,100,043	$34,152,628	$173,843,861	$158,900,990	$316,437,060	$284,349,641
Undistributed net investment income (loss) included in net assets		$62,704	$55,895	$1,527,613	$565,893	$2,423,543	$911,509

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	247,511	710,428	813,143	2,295,886	1,602,022	3,643,472
	Premier Class	55,656	138,589	109,818	364,264	247,429	765,090
	Retirement Class	272,378	53,172	620,821	1,242,247	963,137	1,532,696
Shares reinvested:	Institutional Class	12,457	37,486	—	197,238	—	323,390
	Premier Class	4,633	16,427	—	39,586	—	84,715
	Retirement Class	990	1,999	—	24,704	—	40,581
Shares redeemed:	Institutional Class	(195,447)	(356,785)	(473,167)	(1,093,283)	(702,226)	(1,567,952)
	Premier Class	(43,151)	(110,170)	(64,202)	(765,331)	(190,270)	(1,146,007)
	Retirement Class	(28,685)	(5,574)	(240,048)	(174,548)	(257,589)	(261,162)
Net increase (decrease) from shareholder transactions		326,342	485,572	766,365	2,130,763	1,662,503	3,414,823

38	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	39

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$1,775,547	$6,382,732	$1,330,738	$6,379,830	$925,151	$6,569,309
Net realized gain (loss) from investments		(197,784)	1,509,877	(37,750)	1,362,598	(61,293)	1,675,208
Net change in unrealized appreciation (depreciation) from affiliated investments		11,968,799	33,053,555	13,463,080	37,335,491	15,541,612	42,173,442
Net increase (decrease) in net assets from operations		13,546,562	40,946,164	14,756,068	45,077,919	16,405,470	50,417,959

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(4,020,935)	—	(4,256,470)	—	(4,443,637)
	Premier Class	—	(1,509,911)	—	(1,424,084)	—	(1,599,383)
	Retirement Class	—	(470,311)	—	(409,377)	—	(348,974)
From realized gains:	Institutional Class	—	(1,344,769)	—	(1,230,986)	—	(1,492,359)
	Premier Class	—	(549,988)	—	(452,262)	—	(581,173)
	Retirement Class	—	(176,416)	—	(134,113)	—	(131,599)
Total distributions		—	(8,072,330)	—	(7,907,292)	—	(8,597,125)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	32,686,084	64,297,407	32,567,181	64,872,966	33,264,183	66,895,555
	Premier Class	8,370,722	18,834,832	8,612,996	20,164,290	10,287,181	22,046,650
	Retirement Class	30,149,698	25,700,053	22,387,903	35,610,972	27,782,584	25,465,119
Reinvestments of distributions:	Institutional Class	—	5,365,704	—	5,487,456	—	5,935,996
	Premier Class	—	2,059,899	—	1,876,346	—	2,180,556
	Retirement Class	—	646,727	—	543,490	—	480,573
Redemptions:	Institutional Class	(7,724,082)	(13,163,866)	(4,325,782)	(11,347,961)	(3,866,164)	(10,566,390)
	Premier Class	(2,627,699)	(15,115,884)	(1,453,230)	(14,448,566)	(1,304,569)	(12,590,150)
	Retirement Class	(5,536,309)	(2,763,099)	(4,252,125)	(9,099,716)	(2,945,128)	(8,032,383)
Net increase (decrease) from shareholder transactions		55,318,414	85,861,773	53,536,943	93,659,277	63,218,087	91,815,526
Net increase (decrease) in net assets		68,864,976	118,735,607	68,293,011	130,829,904	79,623,557	133,636,360
NET ASSETS
Beginning of period		414,056,156	295,320,549	418,384,635	287,554,731	432,553,502	298,917,142
End of period		$482,921,132	$414,056,156	$486,677,646	$418,384,635	$512,177,059	$432,553,502
Undistributed net investment income (loss) included in net assets		$2,857,209	$1,081,662	$2,191,676	$860,938	$1,560,298	$635,147

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	2,206,751	4,610,155	2,132,774	4,540,498	2,107,883	4,540,611
	Premier Class	568,143	1,357,041	566,716	1,419,038	656,440	1,512,549
	Retirement Class	2,055,980	1,840,223	1,478,248	2,482,926	1,782,425	1,726,879
Shares reinvested:	Institutional Class	—	386,022	—	383,202	—	402,713
	Premier Class	—	148,622	—	131,397	—	148,438
	Retirement Class	—	46,763	—	38,140	—	32,759
Shares redeemed:	Institutional Class	(527,294)	(945,904)	(283,734)	(791,680)	(248,140)	(721,019)
	Premier Class	(178,823)	(1,077,711)	(96,058)	(1,003,805)	(83,235)	(848,543)
	Retirement Class	(378,688)	(205,919)	(279,819)	(639,209)	(188,493)	(566,767)
Net increase (decrease) from shareholder transactions		3,746,069	6,159,292	3,518,127	6,560,507	4,026,880	6,227,620

40	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	41

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$513,315	$6,520,424	$249,194	$7,874,694	$84,722	$3,214,055
Net realized gain (loss) from investments		(55,421)	1,580,625	(78,598)	2,150,938	(62,043)	559,573
Net change in unrealized appreciation (depreciation) from affiliated investments		15,972,581	45,284,338	20,082,659	57,069,543	9,082,959	24,113,913
Net increase (decrease) in net assets from operations		16,430,475	53,385,387	20,253,255	67,095,175	9,105,638	27,887,541

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(4,822,566)	—	(6,284,563)	—	(2,102,157)
	Premier Class	—	(1,339,108)	—	(1,335,079)	—	(958,103)
	Retirement Class	—	(326,909)	—	(377,089)	—	(205,594)
From realized gains:	Institutional Class	—	(1,427,292)	—	(1,990,988)	—	(444,520)
	Premier Class	—	(427,443)	—	(455,110)	—	(217,102)
	Retirement Class	—	(108,222)	—	(133,373)	—	(48,250)
Total distributions		—	(8,451,540)	—	(10,576,202)	—	(3,975,726)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	32,214,047	64,310,909	38,446,597	72,784,443	24,540,973	40,316,174
	Premier Class	8,142,368	22,489,647	8,016,568	18,905,337	6,045,519	14,488,294
	Retirement Class	19,512,640	21,330,321	18,524,666	16,554,780	11,599,307	10,631,671
Reinvestments of distributions:	Institutional Class	—	6,249,858	—	8,275,551	—	2,546,677
	Premier Class	—	1,766,551	—	1,790,189	—	1,175,205
	Retirement Class	—	435,131	—	510,462	—	253,844
Redemptions:	Institutional Class	(4,911,888)	(9,383,744)	(3,677,881)	(9,289,872)	(1,781,082)	(5,664,290)
	Premier Class	(2,305,048)	(12,240,426)	(1,966,176)	(10,608,277)	(988,043)	(4,103,385)
	Retirement Class	(4,629,438)	(7,286,332)	(2,848,853)	(5,281,152)	(2,425,427)	(1,779,235)
Net increase (decrease) from shareholder transactions		48,022,681	87,671,915	56,494,921	93,641,461	36,991,247	57,864,955
Net increase (decrease) in net assets		64,453,156	132,605,762	76,748,176	150,160,434	46,096,885	81,776,770
NET ASSETS
Beginning of period		421,679,856	289,074,094	500,532,490	350,372,056	218,592,383	136,815,613
End of period		$486,133,012	$421,679,856	$577,280,666	$500,532,490	$264,689,268	$218,592,383
Undistributed net investment income (loss) included in net assets		$862,359	$349,044	$434,207	$185,013	$144,591	$59,869

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,982,893	4,272,866	2,331,266	4,780,939	1,494,265	2,667,752
	Premier Class	505,015	1,507,143	488,411	1,253,665	370,289	961,849
	Retirement Class	1,211,192	1,411,155	1,133,312	1,082,451	713,164	699,654
Shares reinvested:	Institutional Class	—	412,804	—	539,475	—	166,777
	Premier Class	—	117,067	—	117,006	—	77,164
	Retirement Class	—	28,893	—	33,429	—	16,700
Shares redeemed:	Institutional Class	(304,522)	(620,353)	(225,733)	(612,485)	(109,338)	(372,317)
	Premier Class	(142,346)	(804,106)	(119,681)	(688,021)	(60,478)	(269,117)
	Retirement Class	(288,130)	(505,204)	(173,796)	(377,351)	(149,566)	(126,864)
Net increase (decrease) from shareholder transactions		2,964,102	5,820,265	3,433,779	6,129,108	2,258,336	3,821,598

42	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	43

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund*
		November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014	November 30, 2014
		(unaudited )		(unaudited )		(unaudited	)
OPERATIONS
Net investment income (loss)		$54,455	$2,048,682	$15,000	$417,571	$1,653
Net realized gain (loss) from investments		(6,769)	386,741	(6,371)	70,965	926
Net change in unrealized appreciation (depreciation) from affiliated investments		5,840,260	15,591,645	1,321,570	3,083,966	259,640
Net increase (decrease) in net assets from operations		5,887,946	18,027,068	1,330,199	3,572,502	262,219

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(1,360,609)	—	(334,323)	—
	Premier Class	—	(593,959)	—	(57,620)	—
	Retirement Class	—	(128,769)	—	(31,206)	—
From realized gains:	Institutional Class	—	(284,325)	—	(72,259)	—
	Premier Class	—	(132,660)	—	(13,229)	—
	Retirement Class	—	(29,828)	—	(7,541)	—
Total distributions		—	(2,530,150)	—	(516,178)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	16,618,249	25,476,811	5,030,733	6,873,016	8,000,000
	Premier Class	5,102,615	11,193,406	1,032,442	1,833,843	1,000,000
	Retirement Class	8,243,977	6,113,222	2,436,481	771,230	1,000,000
Reinvestments of distributions:	Institutional Class	—	1,644,934	—	406,582	—
	Premier Class	—	726,619	—	70,849	—
	Retirement Class	—	158,597	—	38,747	—
Redemptions:	Institutional Class	(788,761)	(8,325,852)	(225,031)	(570,556)	—
	Premier Class	(865,307)	(2,703,286)	(53,410)	(139,514)	—
	Retirement Class	(1,248,547)	(1,050,195)	(156,024)	(56,843)	—
Net increase (decrease) from shareholder transactions		27,062,226	33,234,256	8,065,191	9,227,354	10,000,000
Net increase (decrease) in net assets		32,950,172	48,731,174	9,395,390	12,283,678	10,262,219
NET ASSETS
Beginning of period		138,519,111	89,787,937	29,360,546	17,076,868	—
End of period		$171,469,283	$138,519,111	$38,755,936	$29,360,546	$10,262,219
Undistributed net investment income (loss) included in net assets		$92,809	$38,354	$25,385	$10,385	$1,653

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,014,177	1,690,102	386,861	566,855	800,000
	Premier Class	312,638	742,580	79,379	151,334	100,000
	Retirement Class	506,877	401,043	188,462	63,341	100,000
Shares reinvested:	Institutional Class	—	107,794	—	33,491	—
	Premier Class	—	47,773	—	5,841	—
	Retirement Class	—	10,448	—	3,192	—
Shares redeemed:	Institutional Class	(48,211)	(544,657)	(17,228)	(47,010)	—
	Premier Class	(53,043)	(179,983)	(4,117)	(11,719)	—
	Retirement Class	(76,651)	(71,112)	(11,993)	(4,689)	—
Net increase (decrease) from shareholder transactions		1,655,787	2,203,988	621,364	760,636	1,000,000

*	For the period September 26, 2014 to November 30, 2014.

44	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	45

Financial highlights

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain		Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from		Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment		investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations		income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	11/30/14	#	$13.06	$0.09		$0.23	$0.32		$(0.09)	$–	$(0.09)	$13.29	2.47%[b]		$24,176		0.36%[c]		0.04%[c]		1.40%[c]		13%[b]
	5/31/14		12.29	0.24		0.84	1.08		(0.24)	(0.07)	(0.31)	13.06	8.87		22,907		0.44		0.04		1.90		26
	5/31/13		11.35	0.22		0.94	1.16		(0.22)	(0.00)[d]	(0.22)	12.29	10.28		16,754		0.56		0.05		1.82		24
	5/31/12		11.36	0.23		0.03	0.26		(0.24)	(0.03)	(0.27)	11.35	2.36		11,470		0.82		0.06		2.06		25
	5/31/11	†	10.65	0.18		0.73	0.91		(0.16)	(0.04)	(0.20)	11.36	8.56	[b]	7,447		0.76	[c]	0.06	[c]	2.47	[c]	13	[b]
	9/30/10		10.00	0.22		0.65	0.87		(0.22)	–	(0.22)	10.65	8.82		5,690		1.74		0.08		2.19		39
	9/30/09	*	10.00	0.00	[d]	–	0.00	[d]	–	–	–	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/14	#	13.05	0.08		0.24	0.32		(0.08)	–	(0.08)	13.29	2.47	[b]	9,949		0.51	[c]	0.19	[c]	1.25	[c]	13	[b]
	5/31/14		12.29	0.22		0.83	1.05		(0.22)	(0.07)	(0.29)	13.05	8.63		9,550		0.59		0.19		1.75		26
	5/31/13		11.34	0.22		0.93	1.15		(0.20)	(0.00)[d]	(0.20)	12.29	10.23		8,439		0.69		0.20		1.85		24
	5/31/12		11.35	0.22		0.02	0.24		(0.22)	(0.03)	(0.25)	11.34	2.21		2,568		0.98		0.21		1.96		25
	5/31/11	†	10.65	0.16		0.73	0.89		(0.15)	(0.04)	(0.19)	11.35	8.40	[b]	1,833		0.93	[c]	0.21	[c]	2.26	[c]	13	[b]
	9/30/10		10.00	0.23		0.63	0.86		(0.21)	–	(0.21)	10.65	8.67		272		1.91		0.23		2.24		39
	9/30/09	*	10.00	0.00	[d]	–	0.00	[d]	–	–	–	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]
Retirement Class:	11/30/14	#	13.05	0.07		0.24	0.31		(0.08)	–	(0.08)	13.28	2.36	[b]	4,975		0.67	[c]	0.29	[c]	1.07	[c]	13	[b]
	5/31/14		12.29	0.20		0.84	1.04		(0.21)	(0.07)	(0.28)	13.05	8.53		1,696		0.76		0.29		1.60		26
	5/31/13		11.34	0.20		0.94	1.14		(0.19)	(0.00)[d]	(0.19)	12.29	10.12		987		0.88		0.30		1.65		24
	5/31/12		11.36	0.21		0.01	0.22		(0.21)	(0.03)	(0.24)	11.34	2.02		622		1.16		0.31		1.89		25
	5/31/11	†	10.65	0.16		0.73	0.89		(0.14)	(0.04)	(0.18)	11.36	8.44	[b]	342		1.14	[c]	0.31	[c]	2.16	[c]	13	[b]
	9/30/10		10.00	0.22		0.63	0.85		(0.20)	–	(0.20)	10.65	8.56		274		2.07		0.33		2.13		39
	9/30/09	*	10.00	0.00	[d]	–	0.00	[d]	–	–	–	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

LIFECYCLE INDEX 2010 FUND
Institutional Class:	11/30/14	#	13.72	0.09		0.27	0.36		–	–	–	14.08	2.62	[b]	117,497		0.17	[c]	0.05	[c]	1.23	[c]	5	[b]
	5/31/14		12.81	0.25		1.02	1.27		(0.24)	(0.12)	(0.36)	13.72	10.02		109,776		0.19		0.05		1.92		17
	5/31/13		11.60	0.23		1.20	1.43		(0.21)	(0.01)	(0.22)	12.81	12.45		84,599		0.21		0.06		1.83		13
	5/31/12		11.75	0.23		(0.13)	0.10		(0.22)	(0.03)	(0.25)	11.60	0.92		64,002		0.26		0.07		2.02		25
	5/31/11	†	10.84	0.20		0.89	1.09		(0.17)	(0.01)	(0.18)	11.75	10.14	[b]	49,573		0.28	[c]	0.07	[c]	2.63	[c]	38	[b]
	9/30/10		10.00	0.17		0.72	0.89		(0.05)	–	(0.05)	10.84	8.94		30,599		0.80		0.07		1.65		43
	9/30/09	*	10.00	0.00	[d]	–	0.00	[d]	–	–	–	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/14	#	13.68	0.07		0.29	0.36		–	–	–	14.04	2.63	[b]	24,052		0.32	[c]	0.20	[c]	1.08	[c]	5	[b]
	5/31/14		12.77	0.21		1.03	1.24		(0.21)	(0.12)	(0.33)	13.68	9.85		22,820		0.34		0.20		1.62		17
	5/31/13		11.57	0.22		1.19	1.41		(0.20)	(0.01)	(0.21)	12.77	12.28		25,923		0.36		0.21		1.79		13
	5/31/12		11.73	0.21		(0.13)	0.08		(0.21)	(0.03)	(0.24)	11.57	0.74		12,701		0.41		0.22		1.86		25
	5/31/11	†	10.83	0.17		0.91	1.08		(0.17)	(0.01)	(0.18)	11.73	10.02	[b]	7,766		0.43	[c]	0.22	[c]	2.33	[c]	38	[b]
	9/30/10		10.00	0.21		0.67	0.88		(0.05)	–	(0.05)	10.83	8.79		753		1.04		0.23		2.08		43
	9/30/09	*	10.00	0.00	[d]	–	0.00	[d]	–	–	–	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]
Retirement Class:	11/30/14	#	13.63	0.07		0.27	0.34		–	–	–	13.97	2.49	[b]	32,294		0.47	[c]	0.30	[c]	0.98	[c]	5	[b]
	5/31/14		12.74	0.19		1.03	1.22		(0.21)	(0.12)	(0.33)	13.63	9.70		26,305		0.49		0.30		1.49		17
	5/31/13		11.54	0.20		1.21	1.41		(0.20)	(0.01)	(0.21)	12.74	12.26		10,672		0.51		0.31		1.63		13
	5/31/12		11.72	0.21		(0.15)	0.06		(0.21)	(0.03)	(0.24)	11.54	0.58		4,044		0.56		0.32		1.80		25
	5/31/11	†	10.82	0.15		0.92	1.07		(0.16)	(0.01)	(0.17)	11.72	9.98	[b]	695		0.63	[c]	0.32	[c]	2.00	[c]	38	[b]
	9/30/10		10.00	0.21		0.65	0.86		(0.04)	–	(0.04)	10.82	8.67		300		1.22		0.33		2.01		43
	9/30/09	*	10.00	0.00	[d]	–	0.00	[d]	–	–	–	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

46	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	47

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain		Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from		Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment		investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations		income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2015 FUND
Institutional Class:	11/30/14	#	$14.14	$0.08		$ 0.32	$ 0.40		$–	$–	$ –	$14.54	2.83%[b]		$209,679		0.14%[c]		0.06%[c]		1.08%[c]		4%[b]
	5/31/14		13.07	0.26		1.15	1.41		(0.24)	(0.10)	(0.34)	14.14	10.97		191,164		0.16		0.06		1.94		16
	5/31/13		11.64	0.23		1.42	1.65		(0.21)	(0.01)	(0.22)	13.07	14.26		145,288		0.18		0.07		1.82		10
	5/31/12		11.90	0.23		(0.27)	(0.04)		(0.21)	(0.01)	(0.22)	11.64	(0.21)		102,292		0.22		0.08		1.96		21
	5/31/11	†	10.85	0.19		1.03	1.22		(0.17)	–	(0.17)	11.90	11.43	[b]	74,426		0.24	[c]	0.08	[c]	2.49	[c]	13	[b]
	9/30/10		10.00	0.14		0.75	0.89		(0.04)	–	(0.04)	10.85	8.96		43,294		0.64		0.07		1.38		23
	9/30/09	*	10.00	0.00	[d]	–	0.00	[d]	–	–	–	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/14	#	14.10	0.07		0.32	0.39		–	–	–	14.49	2.77	[b]	56,270		0.29	[c]	0.21	[c]	0.93	[c]	4	[b]
	5/31/14		13.02	0.22		1.18	1.40		(0.22)	(0.10)	(0.32)	14.10	10.92		53,952		0.31		0.21		1.67		16
	5/31/13		11.61	0.24		1.38	1.62		(0.20)	(0.01)	(0.21)	13.02	14.04		53,709		0.33		0.22		1.91		10
	5/31/12		11.88	0.21		(0.27)	(0.06)		(0.20)	(0.01)	(0.21)	11.61	(0.39)		15,447		0.37		0.23		1.81		21
	5/31/11	†	10.83	0.18		1.04	1.22		(0.17)	–	(0.17)	11.88	11.41	[b]	9,054		0.40	[c]	0.22	[c]	2.44	[c]	13	[b]
	9/30/10		10.00	0.20		0.67	0.87		(0.04)	–	(0.04)	10.83	8.72		758		0.90		0.23		1.97		23
	9/30/09	*	10.00	0.00	[d]	–	0.00	[d]	–	–	–	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]
Retirement Class:	11/30/14	#	14.06	0.06		0.32	0.38		–	–	–	14.44	2.70	[b]	50,488		0.44	[c]	0.31	[c]	0.82	[c]	4	[b]
	5/31/14		13.00	0.21		1.16	1.37		(0.21)	(0.10)	(0.31)	14.06	10.73		39,234		0.46		0.31		1.53		16
	5/31/13		11.59	0.20		1.41	1.61		(0.19)	(0.01)	(0.20)	13.00	13.95		19,214		0.48		0.32		1.61		10
	5/31/12		11.86	0.19		(0.25)	(0.06)		(0.20)	(0.01)	(0.21)	11.59	(0.40)		9,527		0.51		0.33		1.63		21
	5/31/11	†	10.83	0.11		1.09	1.20		(0.17)	–	(0.17)	11.86	11.18	[b]	1,880		0.56	[c]	0.33	[c]	1.46	[c]	13	[b]
	9/30/10		10.00	0.20		0.67	0.87		(0.04)	–	(0.04)	10.83	8.69		327		1.07		0.33		1.89		23
	9/30/09	*	10.00	0.00	[d]	–	0.00	[d]	–	–	–	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

LIFECYCLE INDEX 2020 FUND
Institutional Class:	11/30/14	#	14.62	0.06		0.39	0.45		–	–	–	15.07	3.08	[b]	293,495		0.14	[c]	0.06	[c]	0.87	[c]	3	[b]
	5/31/14		13.32	0.27		1.36	1.63		(0.25)	(0.08)	(0.33)	14.62	12.42		260,171		0.15		0.06		1.95		10
	5/31/13		11.63	0.23		1.67	1.90		(0.21)	(0.00)[d]	(0.21)	13.32	16.51		183,056		0.17		0.07		1.83		8
	5/31/12		12.04	0.22		(0.41)	(0.19)		(0.21)	(0.01)	(0.22)	11.63	(1.49)		121,899		0.21		0.09		1.87		14
	5/31/11	†	10.85	0.19		1.18	1.37		(0.18)	–	(0.18)	12.04	12.74	[b]	84,549		0.23	[c]	0.08	[c]	2.46	[c]	11	[b]
	9/30/10		10.00	0.12		0.78	0.90		(0.05)	–	(0.05)	10.85	9.00		51,737		0.62		0.07		1.16		22
	9/30/09	*	10.00	0.00	[d]	–	0.00	[d]	–	–	–	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/14	#	14.57	0.05		0.39	0.44		–	–	–	15.01	3.02	[b]	113,149		0.29	[c]	0.21	[c]	0.72	[c]	3	[b]
	5/31/14		13.27	0.24		1.37	1.61		(0.23)	(0.08)	(0.31)	14.57	12.30		104,180		0.30		0.21		1.71		10
	5/31/13		11.60	0.25		1.62	1.87		(0.20)	(0.00)[d]	(0.20)	13.27	16.29		89,233		0.32		0.22		1.96		8
	5/31/12		12.02	0.20		(0.41)	(0.21)		(0.20)	(0.01)	(0.21)	11.60	(1.67)		27,047		0.36		0.24		1.69		14
	5/31/11	†	10.83	0.18		1.18	1.36		(0.17)	–	(0.17)	12.02	12.72	[b]	19,670		0.38	[c]	0.23	[c]	2.35	[c]	11	[b]
	9/30/10		10.00	0.18		0.69	0.87		(0.04)	–	(0.04)	10.83	8.76		1,851		0.85		0.23		1.73		22
	9/30/09	*	10.00	0.00	[d]	–	0.00	[d]	–	–	–	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]
Retirement Class:	11/30/14	#	14.54	0.05		0.38	0.43		–	–	–	14.97	2.96	[b]	76,277		0.44	[c]	0.31	[c]	0.62	[c]	3	[b]
	5/31/14		13.25	0.22		1.38	1.60		(0.23)	(0.08)	(0.31)	14.54	12.19		49,705		0.45		0.31		1.58		10
	5/31/13		11.59	0.21		1.64	1.85		(0.19)	(0.00)[d]	(0.19)	13.25	16.13		23,032		0.47		0.32		1.64		8
	5/31/12		12.01	0.18		(0.40)	(0.22)		(0.19)	(0.01)	(0.20)	11.59	(1.70)		8,485		0.51		0.34		1.54		14
	5/31/11	†	10.83	0.09		1.26	1.35		(0.17)	–	(0.17)	12.01	12.58	[b]	2,363		0.54	[c]	0.33	[c]	1.19	[c]	11	[b]
	9/30/10		10.00	0.19		0.68	0.87		(0.04)	–	(0.04)	10.83	8.73		304		1.06		0.33		1.80		22
	9/30/09	*	10.00	0.00	[d]	–	0.00	[d]	–	–	–	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

48	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	49

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain		Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from		Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment		investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations		income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2025 FUND
Institutional Class:	11/30/14	#	$15.09	$0.05		$ 0.44	$ 0.49		$ —	$ —	$ —	$15.58	3.25%[b]		$307,966		0.13%[c]		0.07%[c]		0.66%[c]		1%[b]
	5/31/14		13.57	0.28		1.58	1.86		(0.26)	(0.08)	(0.34)	15.09	13.85		270,258		0.15		0.07		1.96		11
	5/31/13		11.63	0.23		1.93	2.16		(0.22)	(0.00)[d]	(0.22)	13.57	18.71		187,069		0.17		0.08		1.84		8
	5/31/12		12.18	0.21		(0.55)	(0.34)		(0.20)	(0.01)	(0.21)	11.63	(2.70)		120,360		0.21		0.09		1.80		12
	5/31/11	†	10.84	0.19		1.33	1.52		(0.18)	—	(0.18)	12.18	14.21	[b]	86,413		0.23	[c]	0.08	[c]	2.47	[c]	9	[b]
	9/30/10		10.00	0.10		0.79	0.89		(0.05)	—	(0.05)	10.84	8.96		51,228		0.65		0.07		0.97		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/14	#	15.04	0.04		0.44	0.48		—	—	—	15.52	3.19	[b]	109,169		0.29	[c]	0.22	[c]	0.51	[c]	1	[b]
	5/31/14		13.53	0.24		1.59	1.83		(0.24)	(0.08)	(0.32)	15.04	13.63		98,691		0.30		0.22		1.70		11
	5/31/13		11.61	0.27		1.86	2.13		(0.21)	(0.00)[d]	(0.21)	13.53	18.50		81,393		0.32		0.23		2.11		8
	5/31/12		12.16	0.19		(0.54)	(0.35)		(0.19)	(0.01)	(0.20)	11.61	(2.79)		18,118		0.36		0.24		1.64		12
	5/31/11	†	10.83	0.18		1.33	1.51		(0.18)	—	(0.18)	12.16	14.09	[b]	11,066		0.39	[c]	0.23	[c]	2.38	[c]	9	[b]
	9/30/10		10.00	0.16		0.72	0.88		(0.05)	—	(0.05)	10.83	8.82		1,664		0.89		0.23		1.61		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]
Retirement Class:	11/30/14	#	15.00	0.03		0.44	0.47		—	—	—	15.47	3.13	[b]	69,542		0.44	[c]	0.32	[c]	0.41	[c]	1	[b]
	5/31/14		13.50	0.21		1.60	1.81		(0.23)	(0.08)	(0.31)	15.00	13.53		49,436		0.45		0.32		1.46		11
	5/31/13		11.58	0.21		1.91	2.12		(0.20)	(0.00)[d]	(0.20)	13.50	18.46		19,093		0.47		0.33		1.69		8
	5/31/12		12.15	0.19		(0.56)	(0.37)		(0.19)	(0.01)	(0.20)	11.58	(2.97)		5,837		0.51		0.34		1.64		12
	5/31/11	†	10.82	0.13		1.38	1.51		(0.18)	—	(0.18)	12.15	14.06	[b]	1,125		0.57	[c]	0.33	[c]	1.64	[c]	9	[b]
	9/30/10		10.00	0.17		0.70	0.87		(0.05)	—	(0.05)	10.82	8.69		324		1.10		0.33		1.69		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

LIFECYCLE INDEX 2030 FUND
Institutional Class:	11/30/14	#	15.56	0.04		0.50	0.54		—	—	—	16.10	3.47	[b]	323,838		0.13	[c]	0.08	[c]	0.46	[c]	1	[b]
	5/31/14		13.84	0.29		1.80	2.09		(0.28)	(0.09)	(0.37)	15.56	15.24		283,951		0.15		0.08		1.95		10
	5/31/13		11.65	0.24		2.17	2.41		(0.22)	(0.00)[d]	(0.22)	13.84	20.90		194,258		0.17		0.09		1.84		4
	5/31/12		12.35	0.20		(0.70)	(0.50)		(0.19)	(0.01)	(0.20)	11.65	(3.89)		124,802		0.21		0.10		1.74		10
	5/31/11	†	10.86	0.19		1.49	1.68		(0.19)	—	(0.19)	12.35	15.64	[b]	91,910		0.22	[c]	0.09	[c]	2.45	[c]	9	[b]
	9/30/10		10.00	0.07		0.83	0.90		(0.04)	—	(0.04)	10.86	9.06		56,944		0.59		0.07		0.71		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/14	#	15.50	0.02		0.51	0.53		—	—	—	16.03	3.42	[b]	122,215		0.28	[c]	0.23	[c]	0.31	[c]	1	[b]
	5/31/14		13.80	0.25		1.80	2.05		(0.26)	(0.09)	(0.35)	15.50	14.98		109,285		0.30		0.23		1.70		10
	5/31/13		11.62	0.26		2.14	2.40		(0.22)	(0.00)[d]	(0.22)	13.80	20.79		86,071		0.32		0.24		2.05		4
	5/31/12		12.32	0.18		(0.69)	(0.51)		(0.18)	(0.01)	(0.19)	11.62	(4.00)		22,673		0.36		0.25		1.55		10
	5/31/11	†	10.84	0.18		1.49	1.67		(0.19)	—	(0.19)	12.32	15.54	[b]	15,655		0.37	[c]	0.24	[c]	2.32	[c]	9	[b]
	9/30/10		10.00	0.16		0.72	0.88		(0.04)	—	(0.04)	10.84	8.82		1,095		0.83		0.23		1.56		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]
Retirement Class:	11/30/14	#	15.46	0.02		0.51	0.53		—	—	—	15.99	3.43	[b]	66,124		0.44	[c]	0.33	[c]	0.21	[c]	1	[b]
	5/31/14		13.77	0.21		1.82	2.03		(0.25)	(0.09)	(0.34)	15.46	14.87		39,318		0.45		0.33		1.45		10
	5/31/13		11.60	0.21		2.16	2.37		(0.20)	(0.00)[d]	(0.20)	13.77	20.62		18,588		0.47		0.34		1.62		4
	5/31/12		12.31	0.18		(0.70)	(0.52)		(0.18)	(0.01)	(0.19)	11.60	(4.10)		7,553		0.51		0.35		1.53		10
	5/31/11	†	10.83	0.12		1.54	1.66		(0.18)	—	(0.18)	12.31	15.52	[b]	2,415		0.54	[c]	0.34	[c]	1.61	[c]	9	[b]
	9/30/10		10.00	0.15		0.72	0.87		(0.04)	—	(0.04)	10.83	8.69		455		1.01		0.33		1.48		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

50	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	51

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain		Less distributions from		Total	Net asset			Net assets					Net
	period		value,	investment		gain (loss)	(loss) from		Net	Net	dividends	value,			at end of					investment		Portfolio
	or year		beginning	income		on total	investment		investment	realized	and	end of	Total		period	Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations		income	gains	distributions	period	return		(in thousands)	expenses	[e]	expenses	[e]	(loss)		rate

LIFECYCLE INDEX 2035 FUND
Institutional Class:	11/30/14	#	$16.01	$0.02		$0.57	$0.59		$ —	$ —	$ —	$16.60	3.69%[b]		$335,492	0.13%[c]		0.08%[c]		0.28%[c]		1%[b]
	5/31/14		14.08	0.29		2.02	2.31		(0.29)	(0.09)	(0.38)	16.01	16.51		296,719	0.15		0.08		1.96		9
	5/31/13		11.63	0.24		2.44	2.68		(0.23)	(0.00)[d]	(0.23)	14.08	23.25		203,726	0.17		0.09		1.86		7
	5/31/12		12.48	0.20		(0.85)	(0.65)		(0.19)	(0.01)	(0.20)	11.63	(5.07)		125,358	0.21		0.10		1.68		19
	5/31/11	†	10.84	0.19		1.65	1.84		(0.20)	—	(0.20)	12.48	17.12	[b]	91,325	0.23	[c]	0.09	[c]	2.46	[c]	10	[b]
	9/30/10		10.00	0.05		0.84	0.89		(0.05)	—	(0.05)	10.84	8.91		56,430	0.61		0.07		0.52		10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500	670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/14	#	15.95	0.01		0.56	0.57		—	—	—	16.52	3.57	[b]	100,209	0.28	[c]	0.23	[c]	0.13	[c]	1	[b]
	5/31/14		14.03	0.25		2.03	2.28		(0.27)	(0.09)	(0.36)	15.95	16.34		90,943	0.30		0.23		1.69		9
	5/31/13		11.60	0.28		2.37	2.65		(0.22)	(0.00)[d]	(0.22)	14.03	23.06		68,495	0.32		0.24		2.17		7
	5/31/12		12.46	0.17		(0.84)	(0.67)		(0.18)	(0.01)	(0.19)	11.60	(5.26)		13,777	0.36		0.25		1.49		19
	5/31/11	†	10.83	0.18		1.64	1.82		(0.19)	—	(0.19)	12.46	17.00	[b]	7,916	0.38	[c]	0.24	[c]	2.31	[c]	10	[b]
	9/30/10		10.00	0.14		0.73	0.87		(0.04)	—	(0.04)	10.83	8.77		1,336	0.85		0.23		1.40		10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250	875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]
Retirement Class:	11/30/14	#	15.91	0.00	[d]	0.56	0.56		—	—	—	16.47	3.52	[b]	50,432	0.44	[c]	0.33	[c]	0.03	[c]	1	[b]
	5/31/14		14.00	0.22		2.04	2.26		(0.26)	(0.09)	(0.35)	15.91	16.23		34,019	0.45		0.33		1.45		9
	5/31/13		11.57	0.21		2.43	2.64		(0.21)	(0.00)[d]	(0.21)	14.00	23.00		16,853	0.47		0.34		1.63		7
	5/31/12		12.44	0.18		(0.86)	(0.68)		(0.18)	(0.01)	(0.19)	11.57	(5.36)		6,337	0.51		0.35		1.52		19
	5/31/11	†	10.82	0.13		1.68	1.81		(0.19)	—	(0.19)	12.44	16.89	[b]	1,597	0.55	[c]	0.34	[c]	1.61	[c]	10	[b]
	9/30/10		10.00	0.15		0.71	0.86		(0.04)	—	(0.04)	10.82	8.64		404	1.04		0.33		1.41		10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250	875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

LIFECYCLE INDEX 2040 FUND
Institutional Class:	11/30/14	#	16.25	0.01		0.61	0.62		—	—	—	16.87	3.82	[b]	429,193	0.13	[c]	0.08	[c]	0.14	[c]	0	[b]
	5/31/14		14.19	0.30		2.15	2.45		(0.30)	(0.09)	(0.39)	16.25	17.45		379,218	0.15		0.08		1.95		8
	5/31/13		11.62	0.24		2.57	2.81		(0.24)	(0.00)[d]	(0.24)	14.19	24.37		264,444	0.16		0.09		1.86		6
	5/31/12		12.52	0.20		(0.89)	(0.69)		(0.19)	(0.02)	(0.21)	11.62	(5.42)		170,934	0.19		0.10		1.70		17
	5/31/11	†	10.87	0.19		1.66	1.85		(0.20)	—	(0.20)	12.52	17.19	[b]	119,510	0.21	[c]	0.09	[c]	2.46	[c]	10	[b]
	9/30/10		10.00	0.04		0.86	0.90		(0.03)	—	(0.03)	10.87	8.98		79,123	0.47		0.07		0.42		11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500	670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/14	#	16.19	(0.00)[d]		0.60	0.60		—	—	—	16.79	3.71	[b]	97,051	0.28	[c]	0.23	[c]	(0.01)[c]		0	[b]
	5/31/14		14.14	0.26		2.16	2.42		(0.28)	(0.09)	(0.37)	16.19	17.28		87,589	0.30		0.23		1.70		8
	5/31/13		11.59	0.28		2.50	2.78		(0.23)	(0.00)[d]	(0.23)	14.14	24.18		66,876	0.31		0.24		2.12		6
	5/31/12		12.49	0.17		(0.87)	(0.70)		(0.18)	(0.02)	(0.20)	11.59	(5.52)		16,233	0.34		0.25		1.48		17
	5/31/11	†	10.85	0.18		1.65	1.83		(0.19)	—	(0.19)	12.49	17.08	[b]	11,311	0.37	[c]	0.24	[c]	2.32	[c]	10	[b]
	9/30/10		10.00	0.14		0.73	0.87		(0.02)	—	(0.02)	10.85	8.74		1,790	0.69		0.23		1.32		11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250	875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]
Retirement Class:	11/30/14	#	16.15	(0.01)		0.61	0.60		—	—	—	16.75	3.72	[b]	51,037	0.43	[c]	0.33	[c]	(0.11)[c]		0	[b]
	5/31/14		14.12	0.24		2.15	2.39		(0.27)	(0.09)	(0.36)	16.15	17.09		33,725	0.45		0.33		1.58		8
	5/31/13		11.57	0.21		2.55	2.76		(0.21)	(0.00)[d]	(0.21)	14.12	24.10		19,052	0.46		0.34		1.65		6
	5/31/12		12.48	0.18		(0.89)	(0.71)		(0.18)	(0.02)	(0.20)	11.57	(5.62)		7,751	0.49		0.35		1.51		17
	5/31/11	†	10.84	0.11		1.72	1.83		(0.19)	—	(0.19)	12.48	17.06	[b]	1,882	0.54	[c]	0.34	[c]	1.37	[c]	10	[b]
	9/30/10		10.00	0.15		0.71	0.86		(0.02)	—	(0.02)	10.84	8.62		395	0.88		0.33		1.41		11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250	875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]

52	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	53

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain		Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations		Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss )	Portfolio turnover rate

LIFECYCLE INDEX 2045 FUND
Institutional Class:	11/30/14	#	$16.17	$0.01		$0.61	$0.62		$ —	$ —	$ —	$16.79	3.83%[b]		$163,419		0.16%[c]		0.08%[c]		0.14%[c]	1%[b]
	5/31/14		14.10	0.29		2.14	2.43		(0.30)	(0.06)	(0.36)	16.17	17.37		135,011		0.18		0.08		1.94	13
	5/31/13		11.54	0.25		2.54	2.79		(0.23)	(0.00)[d]	(0.23)	14.10	24.42		83,001		0.22		0.09		1.90	16
	5/31/12		12.42	0.19		(0.87)	(0.68)		(0.19)	(0.01)	(0.20)	11.54	(5.36)		45,913		0.34		0.10		1.65	25
	5/31/11†		10.79	0.19		1.64	1.83		(0.20)	—	(0.20)	12.42	17.13	[b]	28,529		0.35	[c]	0.09	[c]	2.41 [c]	11	[b]
	9/30/10		10.00	0.09		0.80	0.89		(0.10)	—	(0.10)	10.79	8.94		17,294		1.15		0.08		0.90	10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]	0	[b]
Premier Class:	11/30/14	#	16.11	(0.00)[d]		0.61	0.61		—	—	—	16.72	3.79	[b]	71,138		0.31	[c]	0.23	[c]	(0.01)[c]	1	[b]
	5/31/14		14.05	0.26		2.14	2.40		(0.28)	(0.06)	(0.34)	16.11	17.21		63,580		0.33		0.23		1.75	13
	5/31/13		11.52	0.30		2.46	2.76		(0.23)	(0.00)[d]	(0.23)	14.05	24.14		44,631		0.36		0.24		2.35	16
	5/31/12		12.40	0.17		(0.86)	(0.69)		(0.18)	(0.01)	(0.19)	11.52	(5.46)		7,202		0.49		0.25		1.47	25
	5/31/11†		10.78	0.17		1.64	1.81		(0.19)	—	(0.19)	12.40	17.01	[b]	4,521		0.51	[c]	0.24	[c]	2.25 [c]	11	[b]
	9/30/10		10.00	0.16		0.71	0.87		(0.09)	—	(0.09)	10.78	8.80		408		1.37		0.23		1.57	10
	9/30/09*		10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]	0	[b]
Retirement Class:	11/30/14	#	16.07	(0.01)		0.61	0.60		—	—	—	16.67	3.73	[b]	30,132		0.46	[c]	0.33	[c]	(0.11)[c]	1	[b]
	5/31/14		14.02	0.23		2.15	2.38		(0.27)	(0.06)	(0.33)	16.07	17.10		20,002		0.48		0.33		1.51	13
	5/31/13		11.50	0.23		2.50	2.73		(0.21)	(0.00)[d]	(0.21)	14.02	23.98		9,184		0.52		0.34		1.75	16
	5/31/12		12.39	0.16		(0.86)	(0.70)		(0.18)	(0.01)	(0.19)	11.50	(5.56)		2,967		0.64		0.35		1.38	25
	5/31/11	†	10.77	0.16		1.65	1.81		(0.19)	—	(0.19)	12.39	16.98	[b]	596		0.70	[c]	0.34	[c]	1.99 [c]	11	[b]
	9/30/10		10.00	0.15		0.71	0.86		(0.09)	—	(0.09)	10.77	8.67		325		1.53		0.33		1.46	10
	9/30/09*		10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]	0	[b]

LIFECYCLE INDEX 2050 FUND
Institutional Class:	11/30/14	#	16.16	0.01		0.61	0.62		—	—	—	16.78	3.84	[b]	105,563		0.18	[c]	0.08	[c]	0.14 [c]	0	[b]
	5/31/14		14.09	0.29		2.14	2.43		(0.30)	(0.06)	(0.36)	16.16	17.38		86,068		0.21		0.08		1.91	20
	5/31/13		11.54	0.24		2.54	2.78		(0.23)	—	(0.23)	14.09	24.33		57,380		0.28		0.09		1.85	22
	5/31/12		12.42	0.19		(0.87)	(0.68)		(0.19)	(0.01)	(0.20)	11.54	(5.36)		30,943		0.44		0.10		1.66	30
	5/31/11	†	10.78	0.18		1.66	1.84		(0.20)	—	(0.20)	12.42	17.26	[b]	19,744		0.43	[c]	0.09	[c]	2.34 [c]	12	[b]
	9/30/10		10.00	0.11		0.78	0.89		(0.11)	—	(0.11)	10.78	8.94		11,539		1.46		0.08		1.10	11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]	0	[b]
Premier Class:	11/30/14	#	16.10	(0.00)[d]		0.60	0.60		—	—	—	16.70	3.73	[b]	46,504		0.33	[c]	0.23	[c]	(0.01)[c]	0	[b]
	5/31/14		14.04	0.26		2.14	2.40		(0.28)	(0.06)	(0.34)	16.10	17.23		40,648		0.36		0.23		1.76	20
	5/31/13		11.51	0.30		2.46	2.76		(0.23)	—	(0.23)	14.04	24.16		26,880		0.41		0.24		2.33	22
	5/31/12		12.39	0.17		(0.86)	(0.69)		(0.18)	(0.01)	(0.19)	11.51	(5.46)		3,683		0.59		0.25		1.46	30
	5/31/11	†	10.77	0.18		1.64	1.82		(0.20)	—	(0.20)	12.39	17.04	[b]	2,458		0.60	[c]	0.24	[c]	2.27 [c]	12	[b]
	9/30/10		10.00	0.16		0.71	0.87		(0.10)	—	(0.10)	10.77	8.80		328		1.65		0.23		1.59	11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]	0	[b]
Retirement Class:	11/30/14	#	16.06	(0.01)		0.60	0.59		—	—	—	16.65	3.67	[b]	19,402		0.48	[c]	0.33	[c]	(0.11)[c]	0	[b]
	5/31/14		14.01	0.23		2.15	2.38		(0.27)	(0.06)	(0.33)	16.06	17.12		11,803		0.51		0.33		1.55	20
	5/31/13		11.49	0.22		2.51	2.73		(0.21)	—	(0.21)	14.01	24.00		5,528		0.58		0.34		1.67	22
	5/31/12		12.38	0.15		(0.85)	(0.70)		(0.18)	(0.01)	(0.19)	11.49	(5.57)		1,692		0.75		0.35		1.33	30
	5/31/11	†	10.76	0.17		1.64	1.81		(0.19)	—	(0.19)	12.38	17.01	[b]	404		0.80	[c]	0.34	[c]	2.13 [c]	12	[b]
	9/30/10		10.00	0.15		0.71	0.86		(0.10)	—	(0.10)	10.76	8.67		286		1.80		0.33		1.49	11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]	0	[b]

54	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	55

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss )	Portfolio turnover rate

LIFECYCLE INDEX 2055 FUND
Institutional Class:	11/30/14	#	$12.86	$0.01		$0.47	$0.48	$ —	$ —	$ —	$13.34	3.73%[b]	$28,221		0.39%[c]		0.08%[c]		0.14%[c]	3%[b]
	5/31/14		11.21	0.23		1.70	1.93	(0.23)	(0.05)	(0.28)	12.86	17.42	22,433		0.54		0.08		1.93	25
	5/31/13		9.18	0.19		2.03	2.22	(0.19)	(0.00)[d]	(0.19)	11.21	24.40	13,356		0.75		0.09		1.83	9
	5/31/12		9.87	0.15		(0.69)	(0.54)	(0.15)	(0.00)[d]	(0.15)	9.18	(5.33)	8,376		1.15		0.10		1.61	7
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	7,896		8.35	[c]	0.10	[c]	0.15 [c]	1	[b]
Premier Class:	11/30/14	#	12.84	(0.00)[d]		0.48	0.48	—	—	—	13.32	3.74 [b]	5,681		0.54	[c]	0.23	[c]	(0.01)[c]	3	[b]
	5/31/14		11.20	0.21		1.70	1.91	(0.22)	(0.05)	(0.27)	12.84	17.21	4,510		0.69		0.23		1.76	25
	5/31/13		9.17	0.19		2.02	2.21	(0.18)	(0.00)[d]	(0.18)	11.20	24.29	2,305		0.91		0.24		1.81	9
	5/31/12		9.87	0.14		(0.70)	(0.56)	(0.14)	(0.00)[d]	(0.14)	9.17	(5.53)	986		1.31		0.25		1.50	7
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	987		9.18	[c]	0.25	[c]	(0.01)[c]	1	[b]
Retirement Class:	11/30/14	#	12.83	(0.01)		0.49	0.48	—	—	—	13.31	3.74 [b]	4,854		0.69	[c]	0.33	[c]	(0.11)[c]	3	[b]
	5/31/14		11.19	0.20		1.70	1.90	(0.21)	(0.05)	(0.26)	12.83	17.12	2,417		0.85		0.33		1.64	25
	5/31/13		9.17	0.16		2.02	2.18	(0.16)	(0.00)[d]	(0.16)	11.19	24.03	1,416		1.06		0.34		1.55	9
	5/31/12		9.87	0.13		(0.70)	(0.57)	(0.13)	(0.00)[d]	(0.13)	9.17	(5.59)	986		1.46		0.35		1.36	7
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	987		9.33	[c]	0.35	[c]	(0.09)[c]	1	[b]

LIFECYCLE INDEX 2060 FUND
Institutional Class:	11/30/14	#^	10.00	0.00	[d]	0.26	0.26	—	—	—	10.26	2.60 [b]	8,210		1.73	[c]	0.08	[c]	0.13 [c]	2	[b]
Premier Class:	11/30/14	#^	10.00	(0.00)[d]		0.26	0.26	—	—	—	10.26	2.60 [b]	1,026		2.06	[c]	0.23	[c]	(0.02)[c]	2	[b]
Retirement Class:	11/30/14	#^	10.00	(0.00)[d]		0.26	0.26	—	—	—	10.26	2.60 [b]	1,026		2.22	[c]	0.33	[c]	(0.12)[c]	2	[b]

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
#	Unaudited.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
*	The Fund commenced operations on September 30, 2009.
‡	The Fund commenced operations on April 29, 2011.
^	The Fund commenced operations on September 26, 2014.

56	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	57

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Lifecycle Index 2060 Fund commenced operations on September 26, 2014.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees

58	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2013, the FASB issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds adopted the Update for this semiannual report. The adoption of the Update did not have a material impact on the Funds’ financial statements and notes disclosures.

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	59

Notes to financial statements (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2014, there were no transfers between levels by the Funds.

As of November 30, 2014, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of a Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.06% for the Retirement Income Fund and the 2010 Fund; 0.05% for the 2015 Fund; 0.04% for the 2020 Fund; 0.03% for the 2025 and the 2030 Funds, and 0.02% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds. These waivers will remain in effect through September 30, 2015, unless changed with the approval of the Board. Prior to September 26, 2014, Advisors had contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of

60	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

the average daily net assets of each Fund: 0.05% for the 2010 Fund; 0.04% for the 2015 Fund; and 0.02% for the 2030 Fund. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. The Retirement Class and Premier Class of the Funds are subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any payment from the Retirement Class shares under the distribution Rule 12b-1 plan through September 30, 2015. However, this agreement may be terminated before this date with the approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds: (i) 0.04% of average daily net assets for Institutional Class shares of the Retirement Income Fund and 2010 Fund; 0.05% of average daily net assets for Institutional Class shares of the 2015 Fund; 0.06% of average daily net assets for Institutional Class shares of the 2020 Fund; 0.07% of average daily net assets for Institutional Class shares of the 2025 Fund and the 2030 Fund; 0.08% of average daily net assets for Institutional Class shares of the 2035, 2040, 2045, 2050, 2055, and 2060 Funds; (ii) 0.19% of average daily net assets for Premier Class shares of the Retirement Income Fund and the 2010 Fund; 0.20% of average daily net assets for Premier Class shares of the 2015 Fund; 0.21% of average daily net assets for Premier Class shares of the 2020 Fund; 0.22% of average daily net assets for Premier Class shares of the 2025 Fund and the 2030 Fund; 0.23% of average daily net assets for Premier Class shares of the 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and (iii) 0.29% of average daily net assets for Retirement Class shares of the Retirement Income Fund and the 2010 Fund; 0.30% of average daily net assets for Retirement Class shares of the 2015 Fund; 0.31% of average daily net assets for Retirement Class shares of the 2020 Fund; 0.32% of average daily net assets for Retirement Class shares of the 2025 Fund and the 2030 Fund; 0.33% of average daily net assets for Retirement Class shares of the 2035, 2040, 2045, 2050, 2055 and 2060 Funds. The expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with the approval of the Board. Prior to September 26, 2014, Advisors agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	61

Notes to financial statements (unaudited)

expenses) exceeds (i) 0.05%, 0.06%, and 0.08% of average daily net assets for Institutional Class shares of the 2010, 2015 and 2030 Funds, respectively; (ii) 0.20%, 0.21%, and 0.23% of average daily net assets for Premier Class shares of the 2010, 2015 and 2030 Funds, respectively; and (iii) 0.30%, 0.31%, and 0.33% of average daily net assets for Retirement Class shares of the 2010, 2015 and 2030 Funds, respectively.

At the commencement of operations of the Lifecycle Index Retirement Income Fund, Lifecycle Index 2055 Fund, and Lifecycle Index 2060 Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by affiliates as of November 30, 2014:

Fund	TIAA
Lifecycle Index Retirement Income	15%
Lifecycle Index 2055	36
Lifecycle Index 2060	100

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2014
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$17,318,318	$3,551,550	$1,658,794	$(15,624)	$198,191	$19,358,439
TIAA-CREF Emerging Markets Equity Index	941,921	258,005	99,368	(2,992)	—	1,088,342
TIAA-CREF Equity Index	9,776,225	1,716,053	1,289,539	15,049	—	11,017,357
TIAA-CREF Inflation-Linked Bond	3,486,035	836,570	356,876	(24,646)	63,385	3,879,256
TIAA-CREF International Equity Index	3,237,507	787,105	315,956	(11,064)	—	3,536,013
	$34,760,006	$7,149,283	$3,720,533	$(39,277)	$261,576	$38,879,407
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$73,187,291	$10,338,834	$3,430,848	$(46,982)	$833,897	$80,688,967
TIAA-CREF Emerging Markets Equity Index	4,947,728	867,447	198,137	(7,263)	—	5,539,921
TIAA-CREF Equity Index	51,353,161	4,022,316	3,453,069	24,721	—	55,992,530
TIAA-CREF Inflation-Linked Bond	11,952,031	2,253,756	482,096	(34,026)	220,350	13,416,290
TIAA-CREF International Equity Index	17,006,236	2,684,766	746,467	(16,960)	—	17,999,561
	$158,446,447	$20,167,119	$8,310,617	$(80,510)	$1,054,247	$173,637,269

62	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2014
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$120,446,402	$19,808,005	$4,931,813	$(88,734)	$1,398,818	$136,334,095
TIAA-CREF Emerging Markets Equity Index	9,941,695	1,832,431	360,443	(18,535)	—	11,261,652
TIAA-CREF Equity Index	103,337,257	7,446,179	5,302,996	(645)	—	113,770,930
TIAA-CREF Inflation-Linked Bond	15,724,686	3,252,109	512,637	(38,419)	294,470	18,056,780
TIAA-CREF International Equity Index	34,233,588	5,533,196	1,213,529	(57,680)	—	36,647,265
	$283,683,628	$37,871,920	$12,321,418	$(204,013)	$1,693,288	$316,070,722
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$150,802,408	$29,748,249	$2,727,951	$(44,591)	$1,786,574	$179,170,352
TIAA-CREF Emerging Markets Equity Index	16,700,305	3,871,187	482,335	(39,429)	—	19,819,521
TIAA-CREF Equity Index	173,599,042	17,619,023	4,907,308	(38,087)	—	200,633,150
TIAA-CREF Inflation-Linked Bond	14,614,119	4,195,304	215,102	(18,433)	279,066	18,211,590
TIAA-CREF International Equity Index	57,510,673	10,985,912	857,976	(54,535)	—	64,394,661
	$413,226,547	$66,419,675	$9,190,672	$(195,075)	$2,065,640	$482,229,274
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$127,362,829	$24,144,741	$844,761	$(16,283)	$1,512,648	$151,784,804
TIAA-CREF Emerging Markets Equity Index	19,120,269	3,904,138	85,926	(4,334)	—	22,636,225
TIAA-CREF Equity Index	198,612,185	17,828,127	3,781,853	17,538	—	229,139,455
TIAA-CREF Inflation-Linked Bond	6,396,525	2,409,114	23,898	(2,071)	124,961	8,606,859
TIAA-CREF International Equity Index	65,801,795	12,042,498	621,928	(32,600)	—	73,521,842
	$417,293,603	$60,328,618	$5,358,366	$(37,750)	$1,637,609	$485,689,185
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$103,839,723	$24,092,404	$694,400	$(14,010)	$1,252,091	$128,182,409
TIAA-CREF Emerging Markets Equity Index	22,040,806	5,157,738	149,982	(7,771)	—	26,673,717
TIAA-CREF Equity Index	229,203,411	24,153,300	2,838,663	(12,849)	—	269,746,067
TIAA-CREF International Equity Index	75,936,947	15,246,155	397,302	(26,663)	—	86,468,263
	$431,020,887	$68,649,597	$4,080,347	$(61,293)	$1,252,091	$511,070,456
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$67,878,093	$15,228,528	$863,670	$(17,427)	$818,345	$82,850,753
TIAA-CREF Emerging Markets Equity Index	23,778,004	5,087,807	365,176	(20,446)	—	28,105,235
TIAA-CREF Equity Index	247,165,387	19,578,257	3,787,349	10,268	—	283,344,025
TIAA-CREF International Equity Index	81,833,250	14,594,359	742,256	(27,816)	—	91,002,381
	$420,654,734	$54,488,951	$5,758,451	$(55,421)	$818,345	$485,302,394

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	63

Notes to financial statements (unaudited)

Issue	Value at May 31, 2014	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2014
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$49,939,539	$8,040,800	$792,966	$(16,701)	$583,630	$57,608,953
TIAA-CREF Emerging Markets Equity Index	30,287,947	6,990,328	417,104	(41,206)	—	36,352,627
TIAA-CREF Equity Index	314,832,411	24,498,315	889,205	(15,962)	—	364,489,070
TIAA-CREF International Equity Index	104,237,016	19,579,197	146,114	(4,729)	—	117,713,575
	$499,296,913	$59,108,640	$2,245,389	$(78,598)	$583,630	$576,164,225
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$21,772,293	$4,915,563	$366,895	$(7,014)	$261,971	$26,516,597
TIAA-CREF Emerging Markets Equity Index	13,204,916	4,036,063	253,464	(13,947)	—	16,741,998
TIAA-CREF Equity Index	137,258,372	18,693,418	959,033	(19,803)	—	166,744,668
TIAA-CREF International Equity Index	45,444,517	11,794,172	341,824	(21,279)	—	54,215,751
	$217,680,098	$39,439,216	$1,921,216	$(62,043)	$261,971	$264,219,014
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$13,794,278	$3,339,477	$109,601	$(2,334)	$167,397	$17,149,828
TIAA-CREF Emerging Markets Equity Index	8,366,123	2,668,516	47,311	(2,341)	—	10,827,373
TIAA-CREF Equity Index	86,962,911	13,637,284	255,003	17	—	107,910,191
TIAA-CREF International Equity Index	28,792,300	8,058,973	91,835	(2,111)	—	35,062,211
	$137,915,612	$27,704,250	$503,750	$(6,769)	$167,397	$170,949,603
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$2,929,927	$990,905	$60,298	$(1,270)	$36,661	$3,888,649
TIAA-CREF Emerging Markets Equity Index	1,776,982	727,026	11,873	(1,717)	—	2,455,833
TIAA-CREF Equity Index	18,471,072	4,331,711	104,179	(1,912)	—	24,384,587
TIAA-CREF International Equity Index	6,115,529	2,234,972	33,514	(2,822)	—	7,953,040
	$29,293,510	$8,284,614	$209,864	$(7,721)	$36,661	$38,682,109
Lifecycle Index 2060 Fund*
TIAA-CREF Bond Index	$—	$1,042,421	$33,088	$63	$3,792	$1,022,287
TIAA-CREF Emerging Markets Equity Index	—	661,141	4,246	(79)	—	644,137
TIAA-CREF Equity Index	—	6,317,154	90,233	942	—	6,510,576
TIAA-CREF International Equity Index	—	2,108,851	—	—	—	2,085,566
	$—	$10,129,567	$127,567	$926	$3,792	$10,262,566
*	The Fund commenced operations on September 26, 2014.

64	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation )	(depreciation	)
Lifecycle Index Retirement Income	$33,974,853	$4,904,554	$—	$4,904,554
Lifecycle Index 2010	147,492,602	26,144,667	—	26,144,667
Lifecycle Index 2015	265,222,542	50,972,442	(124,262)	50,848,180
Lifecycle Index 2020	402,881,219	79,611,584	(263,529)	79,348,055
Lifecycle Index 2025	398,411,596	87,442,943	(165,354)	87,277,589
Lifecycle Index 2030	410,352,798	100,717,658	—	100,717,658
Lifecycle Index 2035	379,306,794	105,995,600	—	105,995,600
Lifecycle Index 2040	438,730,494	137,433,731	—	137,433,731
Lifecycle Index 2045	211,470,098	52,748,916	—	52,748,916
Lifecycle Index 2050	136,785,611	34,163,992	—	34,163,992
Lifecycle Index 2055	32,600,163	6,108,092	(26,146)	6,081,946
Lifecycle Index 2060	10,003,005	295,525	(35,964)	259,561

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2014 were as follows:

Fund	Purchases	Sales
Lifecycle Index Retirement Income	$8,285,391	$4,859,293
Lifecycle Index 2010	20,167,119	8,310,617
Lifecycle Index 2015	37,871,920	12,321,418
Lifecycle Index 2020	69,968,778	12,737,066
Lifecycle Index 2025	60,328,618	5,358,366
Lifecycle Index 2030	68,649,597	4,080,347
Lifecycle Index 2035	54,488,951	5,758,451
Lifecycle Index 2040	59,108,640	2,245,389
Lifecycle Index 2045	39,439,216	1,921,216
Lifecycle Index 2050	27,704,250	503,750
Lifecycle Index 2055	8,979,458	906,058
Lifecycle Index 2060	10,129,567	127,567

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	65

Notes to financial statements (unaudited)	concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2014 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Index Retirement Income	$645,051	$51,723	$696,774
Lifecycle Index 2010	3,145,645	271,978	3,417,623
Lifecycle Index 2015	5,545,809	491,754	6,037,563
Lifecycle Index 2020	7,378,425	693,905	8,072,330
Lifecycle Index 2025	7,192,304	714,988	7,907,292
Lifecycle Index 2030	7,803,877	793,248	8,597,125
Lifecycle Index 2035	7,644,237	807,303	8,451,540
Lifecycle Index 2040	9,540,107	1,036,095	10,576,202
Lifecycle Index 2045	3,582,980	392,746	3,975,726
Lifecycle Index 2050	2,290,474	239,676	2,530,150
Lifecycle Index 2055	466,869	49,309	516,178

The tax character of the fiscal year 2015 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds, except the Lifecycle Index 2060 Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2014, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

66	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Approval of investment management agreement (unaudited)

Board approval of investment management agreement for the TIAA-CREF Lifecycle Index 2060 Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve for a two-year term and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series, including the new TIAA-CREF Lifecycle Index 2060 Fund (the “New Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the New Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period, the Agreement for the New Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the approval process

The Board held meetings on May 13, 2014 and July 15, 2014, at which it considered the initial approval of the Agreement with respect to the New Fund using its previously-established process. As part of this process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and independent legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with proposed Agreement approvals, and then to help evaluate the information provided in response to those guidelines. During meetings held prior to the July 2014 Board meeting, the Board and the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee followed guidelines regarding reports to be provided to all Trustees with respect to the New Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, expense comparison data regarding the New Fund, including data relating to the New Fund’s management fee rate and total expense ratio. Lipper also compared much of this data for the New Fund against a universe of mutual funds, which was selected by Lipper. In each case, Lipper

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	67

Approval of investment management agreement (unaudited)

summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee and expense information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universe and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided to TAI to facilitate the Trustees’ evaluation of the reasonableness of any potential profits to be earned by TAI with respect to its services to the New Fund pursuant to the Agreement.

In advance of the Board meeting held on July 15, 2014, independent legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to approve the Agreement for the New Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) a description of any proposed fee waiver or expense reimbursement arrangements; (2) a comparison of the New Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (3) any “fall-out” benefits that were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the New Fund aside from TAI’s direct fee payments pursuant to the Agreement; (4) information regarding overall staffing levels, compliance programs, any material pending litigation or compliance issues, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the New Fund; (5) information as to any potential profits to be earned by TAI in connection with its services pursuant to the Agreement; (6) a copy of the Agreement and certain related agreements between the Trust and affiliates of TAI with respect to the New Fund; and (7) a proposed narrative explanation of reasons why the Board should approve the Agreement for the New Fund.

In considering whether to approve the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the New Fund, including: (1) the nature, extent and quality of services to be provided by TAI to the New Fund; (2) the costs of the services to be provided to the New Fund and the potential profits to be realized (if any) by TAI and its affiliates from their relationship with the New Fund; (3) the extent to which economies of scale are anticipated to be realized as the New Fund grows; (4) whether the fee schedules set forth in the Agreement reflect any such economies of scale for the benefit of New Fund shareholders; (5) comparisons of services and fees with contracts entered into by TAI with other clients; and (6) any other benefits anticipated to be derived by TAI or its affiliates from their relationship with the New Fund. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve the Agreement.

68	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

In reaching its decisions regarding the approval of the Agreement for the New Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, information provided to the Board in connection with the renewal in March 2014 of the Agreement for each then-existing series of the Trust and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Trust. In addition, the Board received and considered information from its independent legal counsel as to certain relevant guidelines that relate to the approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to approve the Agreement for the New Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement for the New Fund.

At its meeting on July 15, 2014, the Board voted unanimously to approve the proposed Agreement for the New Fund. Set forth below are the general factors the Board considered for the New Fund, followed by an outline of the specific factors the Board considered for the New Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the existing series of the Trust since their operations commenced, as well as the TIAA-CREF Life Funds and the TIAA Separate Account VA-1. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), which is managed by an affiliated adviser. Under the Agreement for the New Fund, TAI is responsible for, among other duties: managing the assets of the New Fund (which is a fund-of-funds that invests its assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the New Fund’s assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the New Fund’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the New Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the New Fund. In particular, the Board reviewed the proposed portfolio management team’s experience and prior performance overseeing products with similar mandates for TAI. The Board considered that TAI has carried out these responsibilities in a professional manner with respect to the existing series of the Trust.

In addition, the Board considered the nature and quality of non-portfolio management services currently provided to the Trust and to be provided to the New Fund by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	69

Approval of investment management agreement (unaudited)

of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

Cost and profitability

The Board considered pro forma financial and profitability data relating to TAI with respect to the New Fund. The Board considered TAI’s projected loss calculations with respect to its services to the New Fund both before and after taking into account the costs to be incurred directly or indirectly by TAI in connection with the distribution of shares of the New Fund. These calculations also took into consideration any potential fall-out benefits to TAI or its affiliates, like the potential profits to be earned due to the New Fund’s investment in affiliated underlying funds. The Board considered TAI’s projection that the New Fund would not be profitable to TAI for many years. Among other considerations, the Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services to be provided to the New Fund. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board considered TAI’s representation that, while management fee rate charged to the New Fund may differ from the management fee rates charged to comparable funds with similar investment strategies, this is due in part to the fact that these other funds may be offered in different types of markets, may target different types of investors and may provide different levels or types of services than the New Fund. Based on all factors considered, the Board determined that the fee rate under the Agreement with respect to the New Fund was reasonable in relation to those charged by comparable mutual funds.

Economies of scale

The Board considered whether TAI is anticipated to experience economies of scale in connection with the operation of the New Fund. However, the Board noted TAI’s representation that the New Fund would likely not be profitable to TAI for many years. Thus, the Board determined that the New Fund’s fee schedule was reasonable in light of anticipated economies of scale considerations and anticipated asset levels.

Fee comparison with Other TAI clients

The Board considered that TAI and its affiliates provide investment management services to other funds-of-funds products with mandates similar to the New Fund. These similar funds include other funds-of-funds like the Lifestyle Funds and the Managed Allocation Fund, as well as the existing other series of the Lifecycle and Lifecycle Index Funds. The Board noted that the advisory fee rate for the New Fund was the same as for the existing Lifecycle Index Funds, as well as for the Lifestyle

70	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Funds. Additionally, the Board noted that TAI had agreed to waive a portion of the New Fund’s advisory fee. Another fund-of-fund managed by TAI, the Managed Allocation Fund, is not charged any advisory fee by TAI.

Other benefits

The Board also considered additional benefits to the New Fund and to TAI and its affiliates arising from the Agreement. The Board considered the other separate administrative fees that TAI would earn from the New Fund, as well as the indirect fees it would receive from its management of the underlying funds in which the New Fund will invest. In addition, both TAI and the New Fund may eventually benefit from economies of scale if the New Fund is managed in the same manner and by the same personnel as certain other funds-of-funds managed by TAI. Finally, TAI may benefit from profits earned on the underlying funds in which the New Fund will invest.

Specific factors

The Board considered the following specific factors (among others) in connection with its determination to approve the Agreement with respect to the New Fund. If the New Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the New Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement and Premier Classes of the New Fund, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class.

•	The New Fund’s annual contractual management fee is 0.10% of average daily net assets. TAI has agreed to waive a portion of this fee through at least September 30, 2015.
•	The New Fund’s proposed actual management fee rate ranked 3 out of 3 within the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the New Fund’s projected total expenses ranked 1 out of 5 within its Expense Group.
•	The New Fund’s proposed actual management fee is in the 4th quintile of the universe of comparable funds selected by Lipper for expense comparison purposes (“Expense Universe”) and its projected total expenses are in the 1st quintile of its Expense Universe.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for the New Fund.

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	71

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use or the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

72	2014 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Index Funds ■ 2014 Semiannual Report	73

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How to reach us

TIAA-CREF website

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

800 842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America–College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2014 Semiannual Report

TIAA-CREF Lifestyle Funds

of the TIAA-CREF Funds

November 30, 2014

Understanding your Lifestyle Funds report

This semiannual report contains information about the investment performance and holdings of the Lifestyle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2014. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2014.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the Lifestyle Funds begin on page 17 of this report. You can also obtain lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifestyle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.*

*	On January 1, 2014, the Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Barclays U.S. 1–5 Year Government/Credit Bond Index as the Short-Term Bond Fund’s benchmark.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2014–November 30, 2014).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2014

Lifestyle Funds Institutional Class	Beginning account value (6/1/14)	Ending account value (11/30/14)	Expenses paid during period (6/1/14–11/30/14	* )	Effective expenses paid during period (6/1/14–11/30/14	† )

Income Fund actual return	$1,000.00	$1,015.24	$0.51		$2.22
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.23

Conservative Fund actual return	$1,000.00	$1,022.10	$0.51		$2.43
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.43

Moderate Fund actual return	$1,000.00	$1,029.37	$0.51		$2.65
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.64

Growth Fund actual return	$1,000.00	$1,032.73	$0.51		$2.85
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.84

Aggressive Growth Fund actual return	$1,000.00	$1,037.67	$0.51		$3.01
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.99

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.44% for the Income Fund; 0.48% for the Conservative Fund; 0.52% for the Moderate Fund; 0.56% for the Growth Fund; and 0.59% for the Aggressive Growth Fund.

6	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Expense examples

Six months ended November 30, 2014

Lifestyle Funds Premier Class	Beginning account value (6/1/14)	Ending account value (11/30/14)	Expenses paid during period (6/1/14–11/30/14	* )	Effective expenses paid during period (6/1/14–11/30/14	† )

Income Fund actual return	$1,000.00	$1,013.69	$1.26		$2.98
5% annual hypothetical return	1,000.00	1,023.82	1.27		2.99

Conservative Fund actual return	$1,000.00	$1,021.27	$1.27		$3.19
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.19

Moderate Fund actual return	$1,000.00	$1,028.62	$1.27		$3.41
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.40

Growth Fund actual return	$1,000.00	$1,032.02	$1.27		$3.62
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.60

Aggressive Growth Fund actual return	$1,000.00	$1,037.01	$1.28		$3.78
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.75

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.25% for the Premier Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.59% for the Income Fund; 0.63% for the Conservative Fund; 0.67% for the Moderate Fund; 0.71% for the Growth Fund; and 0.74% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	7

Important information about expenses

Expense examples

Six months ended November 30, 2014

Lifestyle Funds Retirement Class	Beginning account value (6/1/14)	Ending account value (11/30/14)	Expenses paid during period (6/1/14–11/30/14	* )	Effective expenses paid during period (6/1/14–11/30/14	† )

Income Fund actual return	$1,000.00	$1,013.19	$1.77		$3.48
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.50

Conservative Fund actual return	$1,000.00	$1,020.92	$1.77		$3.70
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.70

Moderate Fund actual return	$1,000.00	$1,028.20	$1.78		$3.91
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.90

Growth Fund actual return	$1,000.00	$1,032.07	$1.78		$4.13
5% annual hypothetical return	1,000.00	1,023.31	1.78		4.10

Aggressive Growth Fund actual return	$1,000.00	$1,037.09	$1.79		$4.29
5% annual hypothetical return	1,000.00	1,023.31	1.78		4.26

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.35% for the Retirement Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.69% for the Income Fund; 0.73% for the Conservative Fund; 0.77% for the Moderate Fund; 0.81% for the Growth Fund; and 0.84% for the Aggressive Growth Fund.

8	2014 Semiannual Report ■ 2014 TIAA-CREF Lifestyle Funds

concluded

Expense examples

Six months ended November 30, 2014

Lifestyle Funds Retail Class	Beginning account value (6/1/14)	Ending account value (11/30/14)	Expenses paid during period (6/1/14–11/30/14	* )	Effective expenses paid during period (6/1/14–11/30/14	† )

Income Fund actual return	$1,000.00	$1,012.98	$1.92		$3.68
5% annual hypothetical return	1,000.00	1,023.16	1.93		3.70

Conservative Fund actual return	$1,000.00	$1,020.77	$1.92		$3.85
5% annual hypothetical return	1,000.00	1,023.16	1.93		3.85

Moderate Fund actual return	$1,000.00	$1,028.01	$1.98		$4.12
5% annual hypothetical return	1,000.00	1,023.11	1.98		4.10

Growth Fund actual return	$1,000.00	$1,032.12	$2.04		$4.38
5% annual hypothetical return	1,000.00	1,023.06	2.03		4.36

Aggressive Growth Fund actual return	$1,000.00	$1,036.43	$2.14		$4.65
5% annual hypothetical return	1,000.00	1,022.96	2.13		4.61

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2014. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.38% for the Income and Conservative Funds; 0.39% for the Moderate Fund; 0.40% for the Growth Fund; and 0.42% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.73% for the Income Fund; 0.76% for the Conservative Fund; 0.81% for the Moderate Fund; 0.86% for the Growth Fund; and 0.91% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	9

Investment results of the Lifestyle Funds

Performance for the six months ended November 30, 2014

All five TIAA-CREF Lifestyle Funds trailed their respective composite benchmarks for the six-month reporting period. Returns for the Institutional Class ranged from 1.52% for the Income Fund to 3.77% for the Aggressive Growth Fund. The tables on the following pages show returns for all share classes of the funds.

The shortfall in performance of the individual Lifestyle Funds, relative to their respective composite benchmarks, was slight, ranging from 0.28 of a percentage point for the Income Fund to 0.52 of a percentage point for the Growth Fund. (All fund results are for the Institutional Class.)

U.S. economy regains its footing

In June 2014, the U.S. economy continued to expand. Real gross domestic product, which measures the value of all goods and services produced in the nation, rose at an annual rate of 5.0% in the third calendar quarter of this year. The national unemployment rate fell to 5.8% in November, and inflation remained tame. In late October, the Fed ended its $85 billion monthly purchases of U.S. Treasury bonds and mortgage-backed securities, and it reaffirmed its plan to keep its short-term interest rate target near zero “for a considerable time” but implied that it may begin to raise rates by mid-2015. Conversely, central banks in some European markets, Japan and China boosted efforts to stimulate their sluggish economies.

The broad U.S. stock market, as measured by the Russell 3000® Index, rose 7.89% for the six months. Stocks of large-capitalization companies in the index collectively outperformed their smaller-cap counterparts. Many international markets rose early in the period but later dropped amid concerns about conflicts overseas and slowing economic growth abroad. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries outside the United States, returned –3.94% for the reporting period in terms of dollars.

The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 1.92% for the period. Yields in the broader bond market also moved lower, with the yield on fixed-income securities within the Barclays aggregate index declining from 2.25% on June 2 to 2.17% on November 28. Short-term bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index, returned 0.42%.

10	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Funds post gains as U.S. equity market continues to rise

Each of the five Lifestyle Funds produced positive returns for the six months. Funds with a greater allocation to stocks, especially U.S. stocks, had higher returns than those focused more on fixed-income securities.

The Lifestyle Funds may invest in up to four sectors of the investment market: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds accomplish this by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

For the period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were bolstered by gains within the U.S. equity sector. The most substantial gain came from the Large-Cap Growth Fund. In the fixed-income sector, the Bond and Bond Plus funds had small gains, while the return of the High-Yield Fund was slightly negative. The short-term fixed-income sector had positive performance. Both the fixed-income and short-term fixed-income sectors lagged the U.S. equity sector but did better than the international equity sector. Each of the underlying funds in the international equity sector posted a negative absolute return.

International stocks restrain relative performance

The performance of each of the Lifestyle Funds was below that of its composite benchmark. In the international equity sector, the performance of the Emerging Markets Equity Fund was almost three percentage points less than that of its benchmark, the MSCI Emerging Markets Index. The Global Natural Resources Fund’s return was about one percentage point lower than its benchmark’s return. In the U.S. equity sector, the Large-Cap Value Fund lagged the Russell 1000® Value Index by nearly two percentage points.

Within the fixed-income sector, the Bond Fund and Bond Plus Fund did not keep pace with their benchmark, the Barclays aggregate index. The High-Yield Fund fell short of its benchmark by about half a percentage point.

The underperformance of these underlying funds was partly offset by positive results from other underlying funds. The Large-Cap Growth Fund bested the Russell 1000® Growth Index by over two percentage points. The Small-Cap Equity Fund eclipsed the Russell 2000® Index by more than one percentage point. (Returns of the Lifestyle Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	11

Lifestyle Income Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifestyle Income Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	1.52%	4.35%	5.99%
Premier Class	12/9/2011	1.37	4.20	5.82
Retirement Class	12/9/2011	1.32	4.01	5.71
Retail Class	12/9/2011	1.30	3.98	5.66
Lifestyle Income Fund Composite Index*	—	1.80	4.53	5.07	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	2.90	†
Russell 3000® Index	—	7.89	15.53	20.74	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2014, the Lifestyle Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 40.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets as of 11/30/2014
Equity
U.S. equity	13.2%
International equity	6.9
Fixed income
Fixed income	39.8
Short-term fixed income	39.6
Other assets & liabilities, net	0.5
Total	100.0

Target allocation

12	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifestyle Conservative Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	2.21%	5.89%	9.23%
Premier Class	12/9/2011	2.13	5.72	9.08
Retirement Class	12/9/2011	2.09	5.65	8.97
Retail Class	12/9/2011	2.08	5.62	8.93
Lifestyle Conservative Fund Composite Index*	—	2.57	6.61	8.30	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	2.90	†
Russell 3000® Index	—	7.89	15.53	20.74	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2014, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets as of 11/30/2014
Equity
U.S. equity	27.4%
International equity	12.9
Fixed income
Fixed income	39.8
Short-term fixed income	19.7
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	13

Lifestyle Moderate Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifestyle Moderate Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	2.94%	7.48%	12.54%
Premier Class	12/9/2011	2.86	7.31	12.38
Retirement Class	12/9/2011	2.82	7.23	12.27
Retail Class	12/9/2011	2.80	7.20	12.22
Lifestyle Moderate Fund Composite Index*	—	3.33	8.70	11.58	†
Broad market index
Russell 3000® Index	—	7.89	15.53	20.74	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	2.90	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2014, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets as of 11/30/2014
Equity
U.S. equity	41.3%
International equity	18.8
Fixed income	40.1
Other assets & liabilities, net	–0.2
Total	100.0

Target allocation

14	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Lifestyle Growth Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	3.27%	7.99%	15.08%
Premier Class	12/9/2011	3.20	7.82	14.91
Retirement Class	12/9/2011	3.21	7.80	14.82
Retail Class	12/9/2011	3.21	7.71	14.74
Lifestyle Growth Fund Composite Index*	—	3.79	9.80	14.52	†
Broad market index
Russell 3000® Index	—	7.89	15.53	20.74	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	2.90	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2014, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI All Country World ex USA Index; and 20.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets as of 11/30/2014
Equity
U.S. equity	55.2%
International equity	24.8
Fixed income	20.0
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	15

Lifestyle Aggressive Growth Fund

Performance as of November 30, 2014

Lifestyle Aggressive		Total return		Average annual total return
Growth Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	3.77%	8.61%	17.68%
Premier Class	12/9/2011	3.70	8.44	17.51
Retirement Class	12/9/2011	3.71	8.36	17.40
Retail Class	12/9/2011	3.64	8.24	17.30
Lifestyle Aggressive Growth Fund Composite Index*	—	4.24	10.89	17.49	†
Broad market index
Russell 3000® Index	—	7.89	15.53	20.74	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2014, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets as of 11/30/2014
Equity
U.S. equity	69.4%
International equity	30.5
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

16	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Portfolio of investments (unaudited)

Lifestyle Income Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS – 99.5% (a)

FIXED INCOME – 39.8%
954,541	TIAA-CREF Bond Fund		$10,137,223	19.9%
935,803	TIAA-CREF Bond Plus Fund		10,097,312	19.9
993	TIAA-CREF High-Yield Fund		10,049	0.0
	TOTAL FIXED INCOME		20,244,584	39.8

INTERNATIONAL EQUITY – 6.9%
72,017	TIAA-CREF Emerging Markets Equity Fund		772,027	1.5
63,701	TIAA-CREF Enhanced International Equity Index Fund		512,159	1.0
18,750	TIAA-CREF Global Natural Resources Fund		167,439	0.3
109,607	TIAA-CREF International Equity Fund		1,238,563	2.5
78,273	TIAA-CREF International Opportunities Fund		825,783	1.6
	TOTAL INTERNATIONAL EQUITY		3,515,971	6.9

SHORT-TERM FIXED INCOME – 39.6%
2,993	TIAA-CREF Money Market Fund		2,993	0.0
1,937,531	TIAA-CREF Short-Term Bond Fund		20,169,699	39.6
	TOTAL SHORT-TERM FIXED INCOME		20,172,692	39.6

U.S. EQUITY – 13.2%
42,181	TIAA-CREF Enhanced Large-Cap Growth Index Fund		530,211	1.0
43,939	TIAA-CREF Enhanced Large-Cap Value Index Fund		500,025	1.0
113,536	TIAA-CREF Growth & Income Fund		1,515,700	3.0
106,734	TIAA-CREF Large-Cap Growth Fund		1,825,144	3.6
91,273	TIAA-CREF Large-Cap Value Fund		1,734,185	3.4
1,949	TIAA-CREF Mid-Cap Growth Fund		48,742	0.1
1,571	TIAA-CREF Mid-Cap Value Fund		40,088	0.1
27,534	TIAA-CREF Small-Cap Equity Fund		543,244	1.0
	TOTAL U.S. EQUITY		6,737,339	13.2
	TOTAL TIAA-CREF FUNDS	(Cost $48,924,137)	50,670,586	99.5

	TOTAL PORTFOLIO	(Cost $48,924,137)	50,670,586	99.5
	OTHER ASSETS & LIABILITIES, NET		240,708	0.5
	NET ASSETS		$50,911,294	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	17

Portfolio of investments (unaudited)

Lifestyle Conservative Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS – 99.8% (a)

FIXED INCOME – 39.8%
925,691	TIAA-CREF Bond Fund		$9,830,843	10.0%
2,724,377	TIAA-CREF Bond Plus Fund		29,396,026	29.8
1,916	TIAA-CREF High-Yield Fund		19,385	0.0
	TOTAL FIXED INCOME		39,246,254	39.8

INTERNATIONAL EQUITY – 12.9%
229,066	TIAA-CREF Emerging Markets Equity Fund		2,455,585	2.5
277,864	TIAA-CREF Enhanced International Equity Index Fund		2,234,029	2.3
72,426	TIAA-CREF Global Natural Resources Fund		646,767	0.7
376,239	TIAA-CREF International Equity Fund		4,251,498	4.3
291,063	TIAA-CREF International Opportunities Fund		3,070,720	3.1
	TOTAL INTERNATIONAL EQUITY		12,658,599	12.9

SHORT-TERM FIXED INCOME – 19.7%
4,722	TIAA-CREF Money Market Fund		4,722	0.0
1,866,737	TIAA-CREF Short-Term Bond Fund		19,432,734	19.7
	TOTAL SHORT-TERM FIXED INCOME		19,437,456	19.7

U.S. EQUITY – 27.4%
194,130	TIAA-CREF Enhanced Large-Cap Growth Index Fund		2,440,210	2.5
203,819	TIAA-CREF Enhanced Large-Cap Value Index Fund		2,319,465	2.4
438,667	TIAA-CREF Growth & Income Fund		5,856,207	5.9
412,438	TIAA-CREF Large-Cap Growth Fund		7,052,685	7.2
352,595	TIAA-CREF Large-Cap Value Fund		6,699,304	6.8
10,628	TIAA-CREF Mid-Cap Growth Fund		265,816	0.3
8,901	TIAA-CREF Mid-Cap Value Fund		227,155	0.2
106,426	TIAA-CREF Small-Cap Equity Fund		2,099,784	2.1
	TOTAL U.S. EQUITY		26,960,626	27.4
	TOTAL TIAA-CREF FUNDS	(Cost $92,729,174)	98,302,935	99.8

	TOTAL PORTFOLIO	(Cost $92,729,174)	98,302,935	99.8
	OTHER ASSETS & LIABILITIES, NET		198,093	0.2
	NET ASSETS		$98,501,028	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

18	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Moderate Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS – 100.2% (a)

FIXED INCOME – 40.1%
4,693,107	TIAA-CREF Bond Plus Fund		$50,638,627	40.1%
2,445	TIAA-CREF High-Yield Fund		24,741	0.0
	TOTAL FIXED INCOME		50,663,368	40.1

INTERNATIONAL EQUITY – 18.8%
411,703	TIAA-CREF Emerging Markets Equity Fund		4,413,458	3.5
548,961	TIAA-CREF Enhanced International Equity Index Fund		4,413,645	3.5
138,503	TIAA-CREF Global Natural Resources Fund		1,236,830	1.0
696,890	TIAA-CREF International Equity Fund		7,874,854	6.2
544,387	TIAA-CREF International Opportunities Fund		5,743,288	4.6
	TOTAL INTERNATIONAL EQUITY		23,682,075	18.8

SHORT-TERM FIXED INCOME – 0.0%
6,346	TIAA-CREF Money Market Fund		6,346	0.0
	TOTAL SHORT-TERM FIXED INCOME		6,346	0.0

U.S. EQUITY – 41.3%
380,953	TIAA-CREF Enhanced Large-Cap Growth Index Fund		4,788,578	3.8
400,556	TIAA-CREF Enhanced Large-Cap Value Index Fund		4,558,323	3.6
838,645	TIAA-CREF Growth & Income Fund		11,195,916	8.9
788,408	TIAA-CREF Large-Cap Growth Fund		13,481,785	10.7
674,207	TIAA-CREF Large-Cap Value Fund		12,809,930	10.1
26,975	TIAA-CREF Mid-Cap Growth Fund		674,655	0.5
23,625	TIAA-CREF Mid-Cap Value Fund		602,921	0.5
203,386	TIAA-CREF Small-Cap Equity Fund		4,012,815	3.2
	TOTAL U.S. EQUITY		52,124,923	41.3
	TOTAL TIAA-CREF FUNDS	(Cost $116,813,561)	126,476,712	100.2

	TOTAL PORTFOLIO	(Cost $116,813,561)	126,476,712	100.2
	OTHER ASSETS & LIABILITIES, NET		(247,888)	(0.2)
	NET ASSETS		$126,228,824	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	19

Portfolio of investments (unaudited)

Lifestyle Growth Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS – 100.0% (a)

FIXED INCOME – 20.0%
1,159,532	TIAA-CREF Bond Plus Fund		$12,511,350	20.0%
	TOTAL FIXED INCOME		12,511,350	20.0

INTERNATIONAL EQUITY – 24.8%
260,615	TIAA-CREF Emerging Markets Equity Fund		2,793,798	4.5
372,940	TIAA-CREF Enhanced International Equity Index Fund		2,998,439	4.8
91,044	TIAA-CREF Global Natural Resources Fund		813,027	1.3
450,490	TIAA-CREF International Equity Fund		5,090,534	8.2
357,595	TIAA-CREF International Opportunities Fund		3,772,625	6.0
	TOTAL INTERNATIONAL EQUITY		15,468,423	24.8

SHORT-TERM FIXED INCOME – 0.0%
3,306	TIAA-CREF Money Market Fund		3,306	0.0
	TOTAL SHORT-TERM FIXED INCOME		3,306	0.0

U.S. EQUITY – 55.2%
253,676	TIAA-CREF Enhanced Large-Cap Growth Index Fund		3,188,704	5.1
266,872	TIAA-CREF Enhanced Large-Cap Value Index Fund		3,037,000	4.9
551,287	TIAA-CREF Growth & Income Fund		7,359,685	11.8
518,260	TIAA-CREF Large-Cap Growth Fund		8,862,254	14.2
443,190	TIAA-CREF Large-Cap Value Fund		8,420,602	13.5
20,001	TIAA-CREF Mid-Cap Growth Fund		500,218	0.8
17,732	TIAA-CREF Mid-Cap Value Fund		452,522	0.7
133,696	TIAA-CREF Small-Cap Equity Fund		2,637,830	4.2
	TOTAL U.S. EQUITY		34,458,815	55.2
	TOTAL TIAA-CREF FUNDS	(Cost $55,101,632)	62,441,894	100.0

	TOTAL PORTFOLIO	(Cost $55,101,632)	62,441,894	100.0
	OTHER ASSETS & LIABILITIES, NET		12,313	0.0
	NET ASSETS		$62,454,207	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

20	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Aggressive Growth Fund  ■  November 30, 2014

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS – 99.9% (a)

INTERNATIONAL EQUITY – 30.5%
249,952	TIAA-CREF Emerging Markets Equity Fund		$2,679,482	5.4%
372,753	TIAA-CREF Enhanced International Equity Index Fund		2,996,934	6.0
90,215	TIAA-CREF Global Natural Resources Fund		805,623	1.6
441,099	TIAA-CREF International Equity Fund		4,984,420	10.0
357,227	TIAA-CREF International Opportunities Fund		3,768,740	7.5
	TOTAL INTERNATIONAL EQUITY		15,235,199	30.5

SHORT-TERM FIXED INCOME – 0.0%
4,048	TIAA-CREF Money Market Fund		4,048	0.0
	TOTAL SHORT-TERM FIXED INCOME		4,048	0.0

U.S. EQUITY – 69.4%
256,215	TIAA-CREF Enhanced Large-Cap Growth Index Fund		3,220,628	6.4
269,627	TIAA-CREF Enhanced Large-Cap Value Index Fund		3,068,360	6.1
552,548	TIAA-CREF Growth & Income Fund		7,376,512	14.8
519,449	TIAA-CREF Large-Cap Growth Fund		8,882,585	17.8
444,204	TIAA-CREF Large-Cap Value Fund		8,439,878	16.9
21,449	TIAA-CREF Mid-Cap Growth Fund		536,431	1.1
19,088	TIAA-CREF Mid-Cap Value Fund		487,121	1.0
134,086	TIAA-CREF Small-Cap Equity Fund		2,645,525	5.3
	TOTAL U.S. EQUITY		34,657,040	69.4
	TOTAL TIAA-CREF FUNDS	(Cost $41,640,225)	49,896,287	99.9

	TOTAL PORTFOLIO	(Cost $41,640,225)	49,896,287	99.9
	OTHER ASSETS & LIABILITIES, NET		30,911	0.1
	NET ASSETS		$49,927,198	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	21

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifestyle Funds  ■  November 30, 2014

		Lifestyle			Lifestyle
	Lifestyle	Conservative	Lifestyle	Lifestyle	Aggressive
	Income Fund	Fund	Moderate Fund	Growth Fund	Growth Fund

ASSETS
Affiliated investments, at value‡	$50,670,586	$98,302,935	$126,476,712	$62,441,894	$49,896,287
Cash	117,729	269,861	1,075,336	447,006	48,901
Receivable from Fund shares sold	200,690	115,987	32,700	–	2,761
Dividends and interest receivable	62,503	104,389	108,850	26,843	–
Due from affiliates	2,041	2,297	2,389	2,114	2,050
Other	570	904	1,079	651	604
Total assets	51,054,119	98,796,373	127,697,066	62,918,508	49,950,603

LIABILITIES
Management fees payable	831	1,615	2,063	1,021	823
Service agreement fees payable	557	846	1,478	776	818
Distribution fees payable	6,981	14,933	17,332	8,139	5,379
Due to affiliates	330	549	609	311	361
Payable for securities transactions	122,250	258,500	1,045,250	408,250	–
Payable for Fund shares redeemed	1,164	2,143	382,928	32,089	1,500
Accrued expenses and other payables	10,712	16,759	18,582	13,715	14,524
Total liabilities	142,825	295,345	1,468,242	464,301	23,405

NET ASSETS	$50,911,294	$98,501,028	$126,228,824	$62,454,207	$49,927,198

NET ASSETS CONSIST OF:
Paid-in-capital	$48,818,836	$91,966,064	$115,066,903	$54,051,409	$40,708,505
Undistributed net investment income (loss)	92,242	146,976	141,696	143,998	(87,370)
Accumulated net realized gain (loss) on total investments	253,767	814,227	1,357,074	918,538	1,050,001
Net unrealized appreciation (depreciation) on total investments	1,746,449	5,573,761	9,663,151	7,340,262	8,256,062
NET ASSETS	$50,911,294	$98,501,028	$126,228,824	$62,454,207	$49,927,198

INSTITUTIONAL CLASS:
Net assets	$1,798,436	$3,416,410	$2,689,128	$1,860,214	$2,923,403
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	162,203	281,312	203,033	130,972	192,915
Net asset value per share	$11.09	$12.14	$13.24	$14.20	$15.15

PREMIER CLASS:
Net assets	$1,183,594	$1,295,419	$1,415,612	$1,518,210	$1,617,067
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	106,801	106,695	106,932	107,045	106,870
Net asset value per share	$11.08	$12.14	$13.24	$14.18	$15.13

RETIREMENT CLASS:
Net assets	$13,632,781	$20,585,400	$36,644,048	$19,087,085	$19,818,596
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,230,189	1,696,684	2,769,875	1,348,343	1,312,863
Net asset value per share	$11.08	$12.13	$13.23	$14.16	$15.10

RETAIL CLASS:
Net assets	$34,296,483	$73,203,799	$85,480,036	$39,988,698	$25,568,132
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,094,619	6,034,803	6,462,957	2,828,187	1,695,325
Net asset value per share	$11.08	$12.13	$13.23	$14.14	$15.08
‡ Affiliated investments, cost	$48,924,137	$92,729,174	$116,813,561	$55,101,632	$41,640,225

22	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	23

Statements of operations (unaudited)

TIAA-CREF Lifestyle Funds  ■  For the period ended November 30, 2014

		Lifestyle			Lifestyle
	Lifestyle	Conservative	Lifestyle	Lifestyle	Aggressive
	Income Fund	Fund	Moderate Fund	Growth Fund	Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$348,479	$609,828	$658,402	$188,736	$38,079
Total income	348,479	609,828	658,402	188,736	38,079

EXPENSES
Management fees	22,717	44,896	55,912	27,669	23,875
Shareholder servicing – Institutional Class	15	15	15	15	15
Shareholder servicing – Premier Class	21	7	21	22	21
Shareholder servicing – Retirement Class	15,096	24,874	41,295	21,863	25,346
Shareholder servicing – Retail Class	3,958	9,068	11,722	7,709	7,684
Distribution fees – Premier Class	881	960	1,044	1,113	1,185
Distribution fees – Retail Class	38,118	81,746	93,664	43,392	29,060
Registration fees	29,382	31,380	30,712	29,092	28,657
Professional fees	11,349	11,484	11,485	11,383	11,361
Custody and accounting fees	7,880	7,879	7,763	7,774	7,802
Shareholder reports	6,713	12,165	16,368	7,880	7,316
Administrative service fees	849	1,669	2,007	997	944
Trustee fees and expenses	236	437	561	294	253
Other expenses	4,173	5,727	5,889	4,116	5,355
Total expenses	141,388	232,307	278,458	163,319	148,874
Less: Expenses reimbursed by the investment adviser	(59,477)	(69,309)	(72,508)	(60,141)	(61,107)
Net expenses	81,911	162,998	205,950	103,178	87,767
Net Investment income (loss)	266,568	446,830	452,452	85,558	(49,688)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	22,339	(1,703)	(27,639)	3,566	13,960
Realized gain (loss) from sale of unaffiliated investments	144	–	–	(709)	3,495
Net realized gain (loss) from investments	22,483	(1,703)	(27,639)	2,857	17,455
Net change in unrealized appreciation (depreciation) from affiliated investments	349,660	1,434,953	2,822,007	1,720,013	1,750,854
Net realized and unrealized gain (loss) from investments	372,143	1,433,250	2,794,368	1,722,870	1,768,309
Net increase (decrease) in net assets from operations	$638,711	$1,880,080	$3,246,820	$1,808,428	$1,718,621

24	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	25

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$266,568	$464,220	$446,830	$812,580	$452,452	$1,005,733
Net realized gain (loss) from investments		22,483	546,081	(1,703)	1,649,539	(27,639)	2,828,156
Net change in unrealized appreciation (depreciation) from affiliated investments		349,660	662,361	1,434,953	2,296,883	2,822,007	4,029,888
Net increase (decrease) in net assets from operations		638,711	1,672,662	1,880,080	4,759,002	3,246,820	7,863,777

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(12,168)	(34,957)	(19,825)	(61,731)	(13,281)	(62,701)
	Premier Class	(7,428)	(25,308)	(6,720)	(33,692)	(6,279)	(37,427)
	Retirement Class	(67,930)	(175,812)	(95,893)	(333,883)	(131,430)	(642,842)
	Retail Class	(167,999)	(379,800)	(305,200)	(870,628)	(284,780)	(1,195,290)
From realized gains:	Institutional Class	–	(14,161)	–	(20,727)	–	(17,602)
	Premier Class	–	(9,654)	–	(9,806)	–	(10,571)
	Retirement Class	–	(76,597)	–	(114,947)	–	(195,743)
	Retail Class	–	(169,340)	–	(305,112)	–	(365,708)
Total distributions		(255,525)	(885,629)	(427,638)	(1,750,526)	(435,770)	(2,527,884)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	76,276	511,711	277,194	1,528,055	170,868	886,219
	Premier Class	–	39,988	–	290,512	–	276,701
	Retirement Class	3,037,431	5,229,975	4,621,517	10,190,680	9,851,845	21,038,141
	Retail Class	9,634,371	15,195,298	21,749,668	37,468,503	23,657,376	46,627,570
Reinvestments of distributions:	Institutional Class	12,168	49,118	19,825	82,458	13,281	80,303
	Premier Class	7,428	34,962	6,720	43,498	6,279	47,998
	Retirement Class	67,930	252,409	95,893	448,830	131,430	838,585
	Retail Class	160,451	520,240	296,335	1,132,910	280,215	1,541,357
Redemptions:	Institutional Class	(15,930)	(319,953)	(37,153)	(123,140)	(67,147)	(26,534)
	Premier Class	–	(287,601)	–	(929,708)	–	(323,057)
	Retirement Class	(563,781)	(1,568,150)	(2,479,611)	(2,370,035)	(6,797,439)	(3,272,915)
	Retail Class	(1,967,114)	(3,672,257)	(5,969,752)	(6,058,240)	(5,963,857)	(7,699,017)
Net increase (decrease) from shareholder transactions		10,449,230	15,985,740	18,580,636	41,704,323	21,282,851	60,015,351
Net increase (decrease) in net assets		10,832,416	16,772,773	20,033,078	44,712,799	24,093,901	65,351,244

NET ASSETS
Beginning of period		40,078,878	23,306,105	78,467,950	33,755,151	102,134,923	36,783,679
End of period		$50,911,294	$40,078,878	$98,501,028	$78,467,950	$126,228,824	$102,134,923
Undistributed net investment income (loss) included in net assets		$92,242	$81,199	$146,976	$127,784	$141,696	$125,014

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	6,929	46,900	23,109	129,368	13,432	70,765
	Premier Class	–	3,758	–	25,254	–	23,091
	Retirement Class	276,714	484,069	385,736	881,499	755,986	1,691,824
	Retail Class	874,969	1,405,672	1,813,741	3,226,846	1,822,500	3,746,806
Shares reinvested:	Institutional Class	1,108	4,579	1,655	7,127	1,020	6,465
	Premier Class	676	3,261	561	3,772	482	3,868
	Retirement Class	6,187	23,515	8,009	38,825	10,108	67,462
	Retail Class	14,614	48,458	24,761	97,961	21,556	123,965
Shares redeemed:	Institutional Class	(1,456)	(30,034)	(3,124)	(10,653)	(5,202)	(2,093)
	Premier Class	–	(26,511)	–	(78,549)	–	(25,558)
	Retirement Class	(51,244)	(144,666)	(207,760)	(203,505)	(523,840)	(261,003)
	Retail Class	(178,968)	(340,370)	(499,060)	(519,948)	(460,001)	(617,460)
Net increase (decrease) from shareholder transactions		949,529	1,478,631	1,547,628	3,597,997	1,636,041	4,828,132

26	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	27

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		November 30, 2014	May 31, 2014	November 30, 2014	May 31, 2014
		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$85,558	$408,967	$(49,688)	$260,613
Net realized gain (loss) from investments		2,857	2,000,188	17,455	2,314,411
Net change in unrealized appreciation (depreciation) from affiliated investments		1,720,013	2,550,252	1,750,854	2,838,055
Net increase (decrease) in net assets from operations		1,808,428	4,959,407	1,718,621	5,413,079

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	–	(51,855)	–	(73,339)
	Premier Class	–	(40,178)	–	(45,781)
	Retirement Class	–	(377,035)	–	(483,608)
	Retail Class	–	(589,584)	–	(483,075)
From realized gains:	Institutional Class	–	(27,111)	–	(44,827)
	Premier Class	–	(22,186)	–	(29,479)
	Retirement Class	–	(210,158)	–	(312,993)
	Retail Class	–	(331,556)	–	(317,739)
Total distributions		–	(1,649,663)	–	(1,790,841)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	157,299	236,413	360,933	786,657
	Premier Class	5,000	39,535	–	256,301
	Retirement Class	3,733,004	7,172,573	2,239,000	9,303,152
	Retail Class	9,966,641	17,012,475	5,296,382	11,338,814
Reinvestments of distributions:	Institutional Class	–	78,966	–	118,166
	Premier Class	–	62,364	–	75,260
	Retirement Class	–	587,193	–	796,601
	Retail Class	–	912,941	–	789,212
Redemptions:	Institutional Class	(138,000)	(97,458)	(106,393)	(41,820)
	Premier Class	–	(353,622)	–	(515,576)
	Retirement Class	(1,758,723)	(2,397,551)	(2,587,481)	(2,813,367)
	Retail Class	(1,502,743)	(2,207,171)	(1,705,313)	(2,755,449)
Net increase (decrease) from shareholder transactions		10,462,478	21,046,658	3,497,128	17,337,951
Net increase (decrease) in net assets		12,270,906	24,356,402	5,215,749	20,960,189

NET ASSETS
Beginning of period		50,183,301	25,826,899	44,711,449	23,751,260
End of period		$62,454,207	$50,183,301	$49,927,198	$44,711,449
Undistributed net investment income (loss) included in net assets		$143,998	$58,440	$(87,370)	$(37,682)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	11,109	17,371	24,178	54,212
	Premier Class	359	3,058	–	18,149
	Retirement Class	268,085	543,338	152,285	667,786
	Retail Class	721,972	1,286,968	361,729	812,670
Shares reinvested:	Institutional Class	–	5,978	–	8,422
	Premier Class	–	4,721	–	5,364
	Retirement Class	–	44,484	–	56,859
	Retail Class	–	69,214	–	56,332
Shares redeemed:	Institutional Class	(9,847)	(7,210)	(7,296)	(2,952)
	Premier Class	–	(27,537)	–	(35,295)
	Retirement Class	(128,116)	(182,407)	(177,459)	(201,453)
	Retail Class	(109,121)	(166,509)	(116,356)	(197,410)
Net increase (decrease) from shareholder transactions		754,441	1,591,469	237,081	1,242,684

28	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	29

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFESTYLE INCOME FUND
Institutional Class:	11/30/14	#	$11.00	$0.08		$0.09		$0.17	$(0.08)	$ –	$(0.08)	$11.09	1.52%[b]		$ 1,798		0.36%[c]		0.10%[c]		1.43%[c]		5%[b]
	5/31/14		10.76	0.19		0.38		0.57	(0.24)	(0.09)	(0.33)	11.00	5.47		1,712		0.52		0.10		1.75		16
	5/31/13		10.24	0.20		0.60		0.80	(0.26)	(0.02)	(0.28)	10.76	7.86		1,444		0.82		0.10		1.88		21
	5/31/12	‡	10.00	0.09		0.21		0.30	(0.06)	–	(0.06)	10.24	2.95	[b]	1,030		2.98	[c]	0.10	[c]	1.81	[c]	3	[b]
Premier Class:	11/30/14	#	11.00	0.07		0.08		0.15	(0.07)	–	(0.07)	11.08	1.37	[b]	1,184		0.52	[c]	0.25	[c]	1.28	[c]	5	[b]
	5/31/14		10.76	0.18		0.38		0.56	(0.23)	(0.09)	(0.32)	11.00	5.32		1,167		0.67		0.25		1.62		16
	5/31/13		10.24	0.18		0.60		0.78	(0.24)	(0.02)	(0.26)	10.76	7.71		1,352		0.96		0.25		1.74		21
	5/31/12	‡	10.00	0.08		0.21		0.29	(0.05)	–	(0.05)	10.24	2.91	[b]	1,065		3.13	[c]	0.25	[c]	1.66	[c]	3	[b]
Retirement Class:	11/30/14	#	11.00	0.07		0.07		0.14	(0.06)	–	(0.06)	11.08	1.32	[b]	13,633		0.62	[c]	0.35	[c]	1.18	[c]	5	[b]
	5/31/14		10.76	0.16		0.39		0.55	(0.22)	(0.09)	(0.31)	11.00	5.23		10,981		0.76		0.35		1.51		16
	5/31/13		10.24	0.18		0.59		0.77	(0.23)	(0.02)	(0.25)	10.76	7.56		6,840		1.05		0.35		1.65		21
	5/31/12	‡	10.00	0.08		0.21		0.29	(0.05)	–	(0.05)	10.24	2.88	[b]	4,127		2.83	[c]	0.35	[c]	1.56	[c]	3	[b]
Retail Class:	11/30/14	#	11.00	0.06		0.08		0.14	(0.06)	–	(0.06)	11.08	1.30	[b]	34,296		0.64	[c]	0.38	[c]	1.15	[c]	5	[b]
	5/31/14		10.76	0.16		0.39		0.55	(0.22)	(0.09)	(0.31)	11.00	5.20		26,218		0.79		0.38		1.48		16
	5/31/13		10.23	0.17		0.60		0.77	(0.22)	(0.02)	(0.24)	10.76	7.63		13,670		1.08		0.38		1.61		21
	5/31/12	‡	10.00	0.07		0.20		0.27	(0.04)	–	(0.04)	10.23	2.73	[b]	4,979		2.82	[c]	0.48	[c]	1.43	[c]	3	[b]

LIFESTYLE CONSERVATIVE FUND
Institutional Class:	11/30/14	#	11.95	0.08		0.18		0.26	(0.07)	–	(0.07)	12.14	2.21	[b]	3,416		0.25	[c]	0.10	[c]	1.26	[c]	6	[b]
	5/31/14		11.36	0.19		0.79		0.98	(0.30)	(0.09)	(0.39)	11.95	8.82		3,103		0.37		0.10		1.66		9
	5/31/13		10.29	0.21		1.12		1.33	(0.25)	(0.01)	(0.26)	11.36	13.12		1,520		0.70		0.10		1.94		24
	5/31/12	‡	10.00	0.08		0.26		0.34	(0.05)	–	(0.05)	10.29	3.38	[b]	1,033		2.81	[c]	0.10	[c]	1.54	[c]	17	[b]
Premier Class:	11/30/14	#	11.95	0.07		0.18		0.25	(0.06)	–	(0.06)	12.14	2.13	[b]	1,295		0.41	[c]	0.25	[c]	1.11	[c]	6	[b]
	5/31/14		11.36	0.20		0.76		0.96	(0.28)	(0.09)	(0.37)	11.95	8.66		1,268		0.52		0.25		1.69		9
	5/31/13		10.28	0.20		1.13		1.33	(0.24)	(0.01)	(0.25)	11.36	13.07		1,768		0.83		0.25		1.83		24
	5/31/12	‡	10.00	0.07		0.25		0.32	(0.04)	–	(0.04)	10.28	3.23	[b]	1,505		2.90	[c]	0.25	[c]	1.39	[c]	17	[b]
Retirement Class:	11/30/14	#	11.94	0.06		0.19		0.25	(0.06)	–	(0.06)	12.13	2.09	[b]	20,585		0.51	[c]	0.35	[c]	1.01	[c]	6	[b]
	5/31/14		11.35	0.17		0.79		0.96	(0.28)	(0.09)	(0.37)	11.94	8.59		18,039		0.61		0.35		1.49		9
	5/31/13		10.28	0.19		1.12		1.31	(0.23)	(0.01)	(0.24)	11.35	12.87		9,012		0.92		0.35		1.70		24
	5/31/12	‡	10.00	0.06		0.26		0.32	(0.04)	–	(0.04)	10.28	3.20	[b]	4,189		2.66	[c]	0.35	[c]	1.29	[c]	17	[b]
Retail Class:	11/30/14	#	11.94	0.06		0.19		0.25	(0.06)	–	(0.06)	12.13	2.08	[b]	73,204		0.54	[c]	0.38	[c]	0.98	[c]	6	[b]
	5/31/14		11.35	0.17		0.78		0.95	(0.27)	(0.09)	(0.36)	11.94	8.55		56,057		0.64		0.39		1.45		9
	5/31/13		10.28	0.18		1.13		1.31	(0.23)	(0.01)	(0.24)	11.35	12.86		21,456		0.96		0.38		1.64		24
	5/31/12	‡	10.00	0.06		0.26		0.32	(0.04)	–	(0.04)	10.28	3.16	[b]	5,624		2.65	[c]	0.47	[c]	1.18	[c]	17	[b]

30	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	31

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss	)	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total		investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments	J	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE MODERATE FUND
Institutional Class:	11/30/14	#	$12.93	$0.07		$0.31		$0.38	$(0.07)	$–	$(0.07)	$13.24	2.94%[b]		$ 2,689		0.23%[c]		0.10%[c]		1.08%[c]		5%[b]
	5/31/14		11.96	0.21		1.23		1.44	(0.37)	(0.10)	(0.47)	12.93	12.29		2,506		0.33		0.10		1.67		17
	5/31/13		10.33	0.23		1.67		1.90	(0.26)	(0.01)	(0.27)	11.96	18.60		1,419		0.69		0.10		2.04		34
	5/31/12	‡	10.00	0.06		0.31		0.37	(0.04)	–	(0.04)	10.33	3.69	[b]	1,037		2.77	[c]	0.10	[c]	1.28	[c]	11	[b]
Premier Class:	11/30/14	#	12.93	0.06		0.31		0.37	(0.06)	–	(0.06)	13.24	2.86	[b]	1,416		0.39	[c]	0.25	[c]	0.93	[c]	5	[b]
	5/31/14		11.95	0.20		1.24		1.44	(0.36)	(0.10)	(0.46)	12.93	12.22		1,376		0.47		0.25		1.62		17
	5/31/13		10.33	0.21		1.67		1.88	(0.25)	(0.01)	(0.26)	11.95	18.33		1,256		0.83		0.25		1.90		34
	5/31/12	‡	10.00	0.06		0.31		0.37	(0.04)	–	(0.04)	10.33	3.65	[b]	1,036		2.92	[c]	0.25	[c]	1.13	[c]	11	[b]
Retirement Class:	11/30/14	#	12.92	0.05		0.31		0.36	(0.05)	–	(0.05)	13.23	2.82	[b]	36,644		0.48	[c]	0.35	[c]	0.83	[c]	5	[b]
	5/31/14		11.95	0.18		1.24		1.42	(0.35)	(0.10)	(0.45)	12.92	12.06		32,655		0.57		0.35		1.49		17
	5/31/13		10.32	0.19		1.69		1.88	(0.24)	(0.01)	(0.25)	11.95	18.35		12,300		0.92		0.35		1.72		34
	5/31/12	‡	10.00	0.05		0.30		0.35	(0.03)	–	(0.03)	10.32	3.52	[b]	4,244		2.63	[c]	0.35	[c]	1.03	[c]	11	[b]
Retail Class:	11/30/14	#	12.92	0.05		0.31		0.36	(0.05)	–	(0.05)	13.23	2.80	[b]	85,480		0.52	[c]	0.39	[c]	0.79	[c]	5	[b]
	5/31/14		11.95	0.18		1.23		1.41	(0.34)	(0.10)	(0.44)	12.92	12.01		65,598		0.61		0.39		1.43		17
	5/31/13		10.32	0.19		1.68		1.87	(0.23)	(0.01)	(0.24)	11.95	18.31		21,809		0.97		0.39		1.67		34
	5/31/12	‡	10.00	0.05		0.30		0.35	(0.03)	–	(0.03)	10.32	3.48	[b]	6,648		2.60	[c]	0.46	[c]	0.92	[c]	11	[b]

LIFESTYLE GROWTH FUND
Institutional Class:	11/30/14	#	13.75	0.04		0.41		0.45	–	–	–	14.20	3.27	[b]	1,860		0.31	[c]	0.10	[c]	0.58	[c]	6	[b]
	5/31/14		12.50	0.18		1.71		1.89	(0.42)	(0.22)	(0.64)	13.75	15.28		1,783		0.47		0.10		1.37		16
	5/31/13		10.32	0.21		2.20		2.41	(0.22)	(0.01)	(0.23)	12.50	23.63		1,420		0.77		0.10		1.80		30
	5/31/12	‡	10.00	0.03		0.29		0.32	(0.00)[d]	–	(0.00)[d]	10.32	3.24	[b]	1,033		2.77	[c]	0.10	[c]	0.64	[c]	7	[b]
Premier Class:	11/30/14	#	13.74	0.03		0.41		0.44	–	–	–	14.18	3.20	[b]	1,518		0.48	[c]	0.25	[c]	0.43	[c]	6	[b]
	5/31/14		12.50	0.17		1.68		1.85	(0.39)	(0.22)	(0.61)	13.74	15.01		1,465		0.62		0.25		1.28		16
	5/31/13		10.32	0.18		2.22		2.40	(0.21)	(0.01)	(0.22)	12.50	23.46		1,580		0.91		0.25		1.55		30
	5/31/12	‡	10.00	0.02		0.30		0.32	(0.00)[d]	–	(0.00)[d]	10.32	3.23	[b]	1,065		2.92	[c]	0.25	[c]	0.49	[c]	7	[b]
Retirement Class:	11/30/14	#	13.72	0.02		0.42		0.44	–	–	–	14.16	3.21	[b]	19,087		0.57	[c]	0.35	[c]	0.33	[c]	6	[b]
	5/31/14		12.49	0.15		1.69		1.84	(0.39)	(0.22)	(0.61)	13.72	14.91		16,575		0.71		0.35		1.14		16
	5/31/13		10.31	0.16		2.23		2.39	(0.20)	(0.01)	(0.21)	12.49	23.39		10,027		1.00		0.35		1.41		30
	5/31/12	‡	10.00	0.02		0.29		0.31	(0.00)[d]	–	(0.00)[d]	10.31	3.13	[b]	4,203		2.63	[c]	0.35	[c]	0.39	[c]	7	[b]
Retail Class:	11/30/14	#	13.70	0.02		0.42		0.44	–	–	–	14.14	3.21	[b]	39,989		0.62	[c]	0.40	[c]	0.28	[c]	6	[b]
	5/31/14		12.48	0.14		1.69		1.83	(0.39)	(0.22)	(0.61)	13.70	14.81		30,360		0.76		0.41		1.07		16
	5/31/13		10.31	0.16		2.22		2.38	(0.20)	(0.01)	(0.21)	12.48	23.26		12,800		1.06		0.40		1.40		30
	5/31/12	‡	10.00	0.01		0.30		0.31	(0.00)[d]	–	(0.00)[d]	10.31	3.12	[b]	5,249		2.63	[c]	0.48	[c]	0.27	[c]	7	[b]

32	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	33

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized											Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss	)	(loss) from	Net	Net	dividends	value,			at end of						investment	Portfolio
	or year		beginning	income		on total		investment	investment	realized	and	end of	Total		period		Gross		Net		income	turnover
	ended		of period	(loss	)[a]	investments	[j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss )	rate
LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	11/30/14	#	$14.60	$0.00	[d]	$0.55		$0.55	$ —	$ —	$ —	$15.15	3.77%[b]		$2,923		0.35%[c]		0.10%[c]		0.06%[c]	7%[b]
	5/31/14		13.01	0.13		2.23		2.36	(0.48)	(0.29)	(0.77)	14.60	18.34		2,570		0.49		0.10		0.91	24
	5/31/13		10.29	0.17		2.74		2.91	(0.18)	(0.01)	(0.19)	13.01	28.51		1,514		0.82		0.10		1.48	29
	5/31/12‡		10.00	0.00	[d]	0.29		0.29	–	–	–	10.29	2.90	[b]	1,029		2.79	[c]	0.10	[c]	0.01 [c]	2	[b]
Premier Class:	11/30/14	#	14.59	(0.01)		0.55		0.54	–	–	–	15.13	3.70	[b]	1,617		0.51	[c]	0.25	[c]	(0.09)[c]	7	[b]
	5/31/14		13.00	0.15		2.18		2.33	(0.45)	(0.29)	(0.74)	14.59	18.16		1,559		0.64		0.25		1.09	24
	5/31/13		10.28	0.15		2.75		2.90	(0.17)	(0.01)	(0.18)	13.00	28.36		1,543		0.95		0.25		1.28	29
	5/31/12	‡	10.00	(0.01)		0.29		0.28	–	–	–	10.28	2.80	[b]	1,038		2.94	[c]	0.25	[c]	(0.14)[c]	2	[b]
Retirement Class:	11/30/14	#	14.56	(0.01)		0.55		0.54	–	–	–	15.10	3.71	[b]	19,819		0.61	[c]	0.35	[c]	(0.19)[c]	7	[b]
	5/31/14		12.99	0.11		2.20		2.31	(0.45)	(0.29)	(0.74)	14.56	18.00		19,483		0.73		0.35		0.77	24
	5/31/13		10.28	0.12		2.76		2.88	(0.16)	(0.01)	(0.17)	12.99	28.19		10,585		1.05		0.35		1.04	29
	5/31/12	‡	10.00	(0.01)		0.29		0.28	–	–	–	10.28	2.80	[b]	4,224		2.65	[c]	0.35	[c]	(0.24)[c]	2	[b]
Retail Class:	11/30/14	#	14.55	(0.02)		0.55		0.53	–	–	–	15.08	3.64	[b]	25,568		0.67	[c]	0.42	[c]	(0.27)[c]	7	[b]
	5/31/14		12.99	0.10		2.19		2.29	(0.44)	(0.29)	(0.73)	14.55	17.86		21,100		0.82		0.44		0.71	24
	5/31/13		10.27	0.13		2.75		2.88	(0.15)	(0.01)	(0.16)	12.99	28.21		10,109		1.12		0.42		1.09	29
	5/31/12	‡	10.00	(0.02)		0.29		0.27	–	–	–	10.27	2.70	[b]	5,039		2.66	[c]	0.49	[c]	(0.37)[c]	2	[b]

a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
d	Amount represents less than $0.01 per share.
e	The Fund’s expenses do not include the expenses of the underlying funds.
j	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods.
#	Unaudited.
‡	The Fund commenced operations on December 9, 2011.

34	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	35

Notes to financial statements (unaudited)

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can

36	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds

be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In June 2013, the FASB issued Accounting Standard Update No. 2013-08 Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds adopted the Update for this semiannual report. The adoption of the Update did not have a material impact on the Funds’ financial statements and notes disclosures.

TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	37

Notes to financial statements (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2014, there were no transfers between levels by the Funds.

As of November 30, 2014, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the

38	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Statements of Operations are paid to Advisors under the Service Agreement. The Premier Class and the Retail Class of each Fund have adopted a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with the approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2014:

Fund	TIAA
Lifestyle Income	23%
Lifestyle Conservative	13
Lifestyle Moderate	8
Lifestyle Growth	24
Lifestyle Aggressive Growth	32

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2014	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2014
Lifestyle Income Fund
TIAA-CREF Bond	$7,200,882	$3,009,142	$123,844	$(438)	$95,018	$10,137,223
TIAA-CREF Bond Plus	7,992,250	2,160,945	104,080	(366)	119,797	10,097,312
TIAA-CREF Emerging Markets Equity	603,474	216,294	19,410	(134)	–	772,027
TIAA-CREF Enhanced International Equity Index	419,568	122,447	7,749	(197)	–	512,159
TIAA-CREF Enhanced Large-Cap Growth Index	510,092	102,585	128,091	9,292	–	530,211
TIAA-CREF Enhanced Large-Cap Value Index	492,875	107,873	129,009	5,871	–	500,025
TIAA-CREF Global Natural Resources	130,749	63,703	6,414	(934)	–	167,439
TIAA-CREF Growth & Income	1,186,424	245,249	22,607	681	7,170	1,515,700
TIAA-CREF High-Yield	796,759	62,951	836,061	(3,037)	12,385	10,049
TIAA-CREF International Equity	787,186	535,180	47,277	(651)	–	1,238,563

TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	39

Notes to financial statements (unaudited)

						Value at
	Value at	Purchase	Sales	Realized	Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss )	income	2014
Lifestyle Income Fund (continued)
TIAA-CREF International Opportunities	$672,666	$205,466	$19,445	$(278)	$–	$825,783
TIAA-CREF Large-Cap Growth	1,417,557	294,050	70,875	9,432	–	1,825,144
TIAA-CREF Large-Cap Value	1,365,362	351,664	60,677	2,886	–	1,734,185
TIAA-CREF Mid-Cap Growth	38,628	17,994	11,598	223	–	48,742
TIAA-CREF Mid-Cap Value	28,512	14,602	4,777	(153)	–	40,088
TIAA-CREF Money Market	2,993	–	–	–	–	2,993
TIAA-CREF Short-Term Bond	15,927,872	4,553,124	262,365	(635)	114,109	20,169,699
TIAA-CREF Small-Cap Equity	430,445	115,971	30,668	777	–	543,244
	$40,004,294	$12,179,240	$1,884,947	$22,339	$348,479	$50,670,586
Lifestyle Conservative Fund
TIAA-CREF Bond	$6,267,190	$3,833,643	$320,692	$(1,549)	$89,028	$9,830,843
TIAA-CREF Bond Plus	23,367,610	6,572,242	683,929	(2,870)	355,360	29,396,026
TIAA-CREF Emerging Markets Equity	1,913,523	669,904	30,537	(2,424)	–	2,455,585
TIAA-CREF Enhanced International Equity Index	1,826,544	544,666	36,777	(3,355)	–	2,234,029
TIAA-CREF Enhanced Large-Cap Growth Index	2,114,162	445,472	322,851	5,963	–	2,440,210
TIAA-CREF Enhanced Large-Cap Value Index	2,043,161	442,182	290,518	10,485	–	2,319,465
TIAA-CREF Global Natural Resources	513,250	239,698	23,674	(3,668)	–	646,767
TIAA-CREF Growth & Income	4,619,489	1,029,540	208,220	3,706	28,302	5,856,207
TIAA-CREF High-Yield	1,561,905	150,811	1,666,362	(8,900)	24,431	19,385
TIAA-CREF International Equity	3,060,230	1,509,877	148,851	(10,533)	–	4,251,498
TIAA-CREF International Opportunities	2,493,181	735,051	28,155	(2,208)	–	3,070,720
TIAA-CREF Large-Cap Growth	5,513,932	1,086,282	269,204	14,814	–	7,052,685
TIAA-CREF Large-Cap Value	5,340,590	1,232,035	172,152	2,787	–	6,699,304
TIAA-CREF Mid-Cap Growth	210,397	69,656	32,412	(206)	–	265,816
TIAA-CREF Mid-Cap Value	170,964	68,789	23,081	128	–	227,155
TIAA-CREF Money Market	4,722	–	–	–	–	4,722
TIAA-CREF Short-Term Bond	15,631,526	4,479,278	630,053	(1,699)	112,707	19,432,734
TIAA-CREF Small-Cap Equity	1,685,808	398,018	88,175	(2,174)	–	2,099,784
	$78,338,184	$23,507,144	$4,975,643	$(1,703)	$609,828	$98,302,935

40	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

						Value at
	Value at	Purchase	Sales	Realized	Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss )	income	2014
Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$38,707,494	$12,753,583	$1,058,488	$(3,061)	$575,101	$50,638,627
TIAA-CREF Emerging Markets Equity	3,453,727	1,187,283	66,672	(1,054)	–	4,413,458
TIAA-CREF Enhanced International Equity Index	3,680,683	1,028,145	107,096	(4,589)	–	4,413,645
TIAA-CREF Enhanced Large-Cap Growth Index	4,073,689	754,197	429,792	5,022	–	4,788,578
TIAA-CREF Enhanced Large-Cap Value Index	3,944,367	789,575	416,258	6,777	–	4,558,323
TIAA-CREF Global Natural Resources	995,088	445,612	51,426	(4,328)	–	1,236,830
TIAA-CREF Growth & Income	8,976,999	1,774,600	342,313	(5,811)	52,571	11,195,916
TIAA-CREF High-Yield	2,028,178	123,853	2,093,980	(11,200)	30,730	24,741
TIAA-CREF International Equity	5,942,807	2,529,805	288,177	(850)	–	7,874,854
TIAA-CREF International Opportunities	4,757,631	1,398,615	182,580	(9,732)	–	5,743,288
TIAA-CREF Large-Cap Growth	10,724,422	1,942,534	546,293	8,914	–	13,481,785
TIAA-CREF Large-Cap Value	10,376,182	2,156,218	296,635	(1,522)	–	12,809,930
TIAA-CREF Mid-Cap Growth	549,122	120,103	43,347	(2,734)	–	674,655
TIAA-CREF Mid-Cap Value	471,155	125,023	22,988	1,275	–	602,921
TIAA-CREF Money Market	6,346	–	–	–	–	6,346
TIAA-CREF Small-Cap Equity	3,265,227	667,217	121,091	(4,746)	–	4,012,815
	$101,953,117	$27,796,363	$6,067,136	$(27,639)	$658,402	$126,476,712
Lifestyle Growth Fund
TIAA-CREF Bond Plus	$8,992,716	$3,614,084	$153,665	$(481)	$138,572	$12,511,350
TIAA-CREF Emerging Markets Equity	2,159,856	778,922	43,337	(605)	–	2,793,798
TIAA-CREF Enhanced International Equity Index	2,459,587	727,821	61,130	(3,425)	–	2,998,439
TIAA-CREF Enhanced Large-Cap Growth Index	2,663,455	487,094	218,860	(10)	–	3,188,704
TIAA-CREF Enhanced Large-Cap Value Index	2,572,429	509,677	202,126	3,612	–	3,037,000
TIAA-CREF Global Natural Resources	653,308	290,894	31,684	(2,505)	–	813,027
TIAA-CREF Growth & Income	5,874,334	1,149,622	176,408	(2,922)	34,986	7,359,685
TIAA-CREF High-Yield	989,284	90,955	1,062,133	(6,011)	15,178	–
TIAA-CREF International Equity	3,886,128	1,518,569	102,938	(1,962)	–	5,090,534
TIAA-CREF International Opportunities	3,080,114	935,547	88,906	(4,284)	–	3,772,625
TIAA-CREF Large-Cap Growth	7,005,224	1,299,024	336,440	28,967	–	8,862,254
TIAA-CREF Large-Cap Value	6,788,966	1,419,735	159,208	(1,066)	–	8,420,602
TIAA-CREF Mid-Cap Growth	405,355	87,979	29,636	(1,633)	–	500,218
TIAA-CREF Mid-Cap Value	354,533	92,695	16,567	943	–	452,522
TIAA-CREF Money Market	3,306	–	–	–	–	3,306
TIAA-CREF Small-Cap Equity	2,145,971	455,536	91,367	(5,052)	–	2,637,830
	$50,034,566	$13,458,154	$2,774,405	$3,566	$188,736	$62,441,894

TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	41

Notes to financial statements (unaudited)

						Value at
	Value at	Purchase	Sales	Realized	Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss )	income	2014
Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$2,348,330	$525,922	$90,723	$(5,812)	$–	$2,679,482
TIAA-CREF Enhanced International Equity Index	2,769,296	477,416	106,313	(6,418)	–	2,996,934
TIAA-CREF Enhanced Large-Cap Growth Index	2,959,829	277,546	290,309	13,793	–	3,220,628
TIAA-CREF Enhanced Large-Cap Value Index	2,862,070	320,647	283,045	7,141	–	3,068,360
TIAA-CREF Global Natural Resources	727,936	215,152	32,838	(2,464)	–	805,623
TIAA-CREF Growth & Income	6,537,160	655,759	360,384	6,784	38,079	7,376,512
TIAA-CREF International Equity	4,332,253	1,179,519	278,991	(20,960)	–	4,984,420
TIAA-CREF International Opportunities	3,419,404	620,864	102,719	(7,883)	–	3,768,740
TIAA-CREF Large-Cap Growth	7,821,384	662,694	552,451	35,527	–	8,882,585
TIAA-CREF Large-Cap Value	7,573,903	779,108	308,288	1,118	–	8,439,878
TIAA-CREF Mid-Cap Growth	482,691	45,902	33,103	(1,726)	–	536,431
TIAA-CREF Mid-Cap Value	425,401	60,951	24,274	226	–	487,121
TIAA-CREF Money Market	4,048	–	–	–	–	4,048
TIAA-CREF Small-Cap Equity	2,389,618	261,982	141,874	(5,366)	–	2,645,525
	$44,653,323	$6,083,462	$2,605,312	$13,960	$38,079	$49,896,287

Note 4—investment adviser and affiliates

Net unrealized appreciation (depreciation): At November 30, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	(depreciation )	(depreciation	)
Lifestyle Income	$49,028,034	$1,660,536	$ (17,984)	$1,642,552
Lifestyle Conservative	92,843,806	5,561,536	(102,407)	5,459,129
Lifestyle Moderate	116,990,432	9,634,598	(148,318)	9,486,280
Lifestyle Growth	55,232,868	7,294,052	(85,026)	7,209,026
Lifestyle Aggressive Growth	41,786,707	8,179,145	(69,565)	8,109,580

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2014 were as follows:

Fund	Purchases	Sales
Lifestyle Income	$12,377,246	$2,083,097
Lifestyle Conservative	23,507,144	4,975,643
Lifestyle Moderate	27,796,363	6,067,136
Lifestyle Growth	13,955,513	3,271,055
Lifestyle Aggressive Growth	6,792,981	3,318,326

42	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2014 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Lifestyle Income	$618,920	$266,709	$885,629
Lifestyle Conservative	1,303,180	447,346	1,750,526
Lifestyle Moderate	1,947,286	580,598	2,527,884
Lifestyle Growth	1,071,717	577,946	1,649,663
Lifestyle Aggressive Growth	1,093,062	697,779	1,790,841

The tax character of the fiscal year 2015 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2014, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	43

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

44	2014 Semiannual Report ■ TIAA-CREF Lifestyle Funds

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifestyle Funds ■ 2014 Semiannual Report	45

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2014 Semiannual Report

TIAA-CREF
Managed Allocation Fund

of the TIAA-CREF Funds

November 30, 2014

Understanding your fund report

This semiannual report contains information about the Managed Allocation Fund and describes the fund’s results for the six months ended November 30, 2014. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of November 30, 2014.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2014 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 10 of this report. You can also obtain a list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ■ 2014 Semiannual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total cost of investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2014–November 30, 2014).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2014 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended November 30, 2014

	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Managed Allocation Fund	(6/1/14)	(11/30/14)	(6/1/14–11/30/14)		(6/1/14–11/30/14)
Institutional Class
Actual return	$1,000.00	$1,029.61	$0.00		$2.09
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.08
Retirement Class
Actual return	$1,000.00	$1,028.37	$1.27		$3.41
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.40
Retail Class
Actual return	$1,000.00	$1,028.26	$1.27		$3.41
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.40

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2014. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.41% for the Institutional Class, 0.67% for the Retirement Class and 0.67% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2014 Semiannual Report	5

Managed Allocation Fund

Performance for the six months ended November 30, 2014

The Managed Allocation Fund returned 2.96% for the Institutional Class, compared with the 3.33% return of its benchmark, the Managed Allocation Composite Index. For the one-year period ended November 30, 2014, the fund rose 7.59% versus 8.70% for its composite index. The table on page 8 includes performance data for all share classes of the fund.

U.S. economy regains its footing

In June 2014, the U.S. economy continued to expand. Real gross domestic product, which measures the value of all goods and services produced in the nation, rose at an annual rate of 5.0% in the third calendar quarter of this year. The national unemployment rate fell to 5.8% in November, and inflation remained tame. In late October, the Fed ended its $85 billion monthly purchases of U.S. Treasury bonds and mortgage-backed securities, and it reaffirmed its plan to keep its short-term interest rate target near zero “for a considerable time” but implied that it may begin to raise rates by mid-2015. Conversely, central banks in some European markets, Japan and China boosted efforts to stimulate their sluggish economies.

The broad U.S. stock market, as measured by the Russell 3000® Index, rose 7.89% for the six months. Stocks of large-capitalization companies in the index collectively outperformed their smaller-cap counterparts. Many international markets rose early in the period but later dropped amid concerns about conflicts overseas and slowing economic growth abroad. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries outside the United States, returned –3.94% for the reporting period in terms of dollars.

The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 1.92% for the period. Yields in the broader bond market also moved lower, with the yield on fixed-income securities within the Barclays aggregate index declining from 2.25% on June 2 to 2.17% on November 28.

6	2014 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

International equity holdings limit the fund’s returns

For the period, the absolute return of the Managed Allocation Fund was largely driven by robust gains from its underlying U.S. equity fund investments. Double-digit advances from the Large-Cap Growth Fund made the most substantial contribution to absolute performance as growth stocks benefited from a strengthening economy. The Growth & Income and Small-Cap Equity funds also delivered favorable results, which further boosted performance. Conversely, this positive absolute performance was partially offset by losses from the international equity sector. (All fund returns are for the Institutional Class.)

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The fund does this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the six months, the fund lagged its composite benchmark primarily because of poor relative performance of international equity investments. The International Opportunities, International Equity and Emerging Markets Equity funds all underperformed their respective benchmarks as foreign stocks struggled in the current market environment. Additionally, U.S. dollar strength was mostly a headwind during the period, putting U.S. investors at a disadvantage when international stock returns were converted from foreign currencies to U.S. dollars. Within the U.S. equity sector, the Large-Cap Value Fund also hurt relative performance as it underperformed the Russell 1000® Value Index by nearly two percentage points.

In the fixed-income sector, the Bond Plus Fund did not keep pace with its benchmark, the Barclays aggregate index. The High-Yield Fund fell short of its benchmark by about half a percentage point.

These disappointing results were somewhat countered by the Large-Cap Growth and Small-Cap Equity funds, both of which surpassed their respective benchmarks, the Russell 1000® Growth Index and the Russell 2000® Index. (Returns of the Managed Allocation Fund’s underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2014 Semiannual Report	7

Managed Allocation Fund

Performance as of November 30, 2014

		Total return		Average annual total return
Managed Allocation Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	3/31/2006	2.96%	7.59%	10.39%	6.01%
Retirement Class	3/31/2006	2.84	7.33	10.12	5.74
Retail Class	3/31/2006	2.83	7.39	10.14	5.86
Managed Allocation Composite Index*	—	3.33	8.70	9.87	6.26	†
Broad market index
Russell 3000® Index	—	7.89	15.53	16.28	7.83	†
Barclays U.S. Aggregate Bond Index	—	1.92	5.27	4.10	5.23	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2014, the Managed Allocation Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets as of 11/30/2014
Equity
U.S. equity	41.4%
International equity	18.7
Fixed income	39.8
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

8	2014 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

About the fund’s composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Managed Allocation Fund ■ 2014 Semiannual Report	9

Portfolio of investments (unaudited)

Managed Allocation Fund  ■  November 30, 2014

Shares	Security	Value	% of net assets
TIAA-CREF FUNDS – 99.9% (a)

FIXED INCOME – 39.8%
27,950,698	TIAA-CREF Bond Plus Fund	$301,588,030	39.8%
14,440	TIAA-CREF High-Yield Fund	146,137	0.0
	TOTAL FIXED INCOME	301,734,167	39.8

INTERNATIONAL EQUITY – 18.7%
2,436,774	TIAA-CREF Emerging Markets Equity Fund	26,122,213	3.4
4,170,939	TIAA-CREF Enhanced International Equity Index Fund	33,534,350	4.4
807,785	TIAA-CREF Global Natural Resources Fund	7,213,520	1.0
3,584,747	TIAA-CREF International Equity Fund	40,507,637	5.3
3,271,474	TIAA-CREF International Opportunities Fund	34,514,054	4.6
	TOTAL INTERNATIONAL EQUITY	141,891,774	18.7

SHORT-TERM FIXED INCOME – 0.0%
73,544	TIAA-CREF Money Market Fund	73,544	0.0
	TOTAL SHORT-TERM FIXED INCOME	73,544	0.0

U.S. EQUITY – 41.4%
4,745,566	TIAA-CREF Enhanced Large-Cap Growth Index Fund	59,651,760	7.9
4,981,071	TIAA-CREF Enhanced Large-Cap Value Index Fund	56,684,583	7.5
3,793,081	TIAA-CREF Growth & Income Fund	50,637,631	6.7
3,525,943	TIAA-CREF Large-Cap Growth Fund	60,293,631	7.9
3,046,202	TIAA-CREF Large-Cap Value Fund	57,877,846	7.6
99,301	TIAA-CREF Mid-Cap Growth Fund	2,483,508	0.3
86,143	TIAA-CREF Mid-Cap Value Fund	2,198,372	0.3
1,213,380	TIAA-CREF Small-Cap Equity Fund	23,939,984	3.2
	TOTAL U.S. EQUITY	313,767,315	41.4
	TOTAL TIAA-CREF FUNDS (Cost $636,022,738)	757,466,800	99.9

	TOTAL PORTFOLIO (Cost $636,022,738)	757,466,800	99.9
	OTHER ASSETS & LIABILITIES, NET	446,524	0.1
	NET ASSETS	$757,913,324	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10	2014 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Managed Allocation Fund  ■  November 30, 2014

ASSETS
Affiliated investments, at value‡	$757,466,800
Cash	1,387,802
Receivable from securities transactions	931,055
Receivable from Fund shares sold	71,830
Dividends receivable	667,051
Due from affiliates	9,066
Other	46,739
Total assets	760,580,343

LIABILITIES
Service agreement fees payable	1,800
Distribution fees payable	142,889
Due to affiliates	4,152
Payable for securities transactions	2,156,305
Payable for Fund shares redeemed	158,707
Accrued expenses and other payables	203,166
Total liabilities	2,667,019
NET ASSETS	$757,913,324

NET ASSETS CONSIST OF:
Paid-in-capital	$617,305,058
Undistributed net investment income (loss)	1,009,080
Accumulated net realized gain (loss) on total investments	18,155,124
Net unrealized appreciation (depreciation) on total investments	121,444,062
NET ASSETS	$757,913,324

INSTITUTIONAL CLASS:
Net assets	$12,535,026
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	993,741
Net asset value per share	$12.61

RETIREMENT CLASS:
Net assets	$44,028,370
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,494,429
Net asset value per share	$12.60

RETAIL CLASS:
Net assets	$701,349,928
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	55,496,744
Net asset value per share	$12.64
‡ Affiliated investments, cost	$636,022,738

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2014 Semiannual Report	11

Statement of operations (unaudited)

Managed Allocation Fund  ■  For the period ended November 30, 2014

INVESTMENT INCOME
Dividends from affiliated investments	$4,307,842
Total income	4,307,842

EXPENSES
Shareholder servicing – Institutional Class	196
Shareholder servicing – Retirement Class	53,050
Shareholder servicing – Retail Class	158,234
Distribution fees – Retail Class	863,182
Administrative service fees	12,315
Trustee fees and expenses	2,962
Other expenses	94,931
Total expenses	1,184,870
Less: Expenses reimbursed by the investment adviser	(268,754)
Net expenses	916,116
Net investment income (loss)	3,391,726

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from sale of affiliated investments	3,783,719
Net change in unrealized appreciation (depreciation) from affiliated investments	13,655,879
Net realized and unrealized gain (loss) from affiliated investments	17,439,598
Net increase (decrease) in net assets from operations	$20,831,324

12	2014 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets

Managed Allocation Fund  ■  For the period or year ended

		November 30, 2014	May 31, 2014
		(unaudited )

OPERATIONS
Net investment income (loss)		$3,391,726	$11,018,702
Net realized gain (loss) from sale of affiliated investments		3,783,719	28,139,388
Net change in unrealized appreciation (depreciation) from affiliated investments		13,655,879	39,568,247
Net increase (decrease) in net assets from operations		20,831,324	78,726,337

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(74,269)	(370,694)
	Retirement Class	(198,174)	(1,064,524)
	Retail Class	(3,211,804)	(18,937,433)
From realized gains:	Institutional Class	–	(104,677)
	Retirement Class	–	(320,451)
	Retail Class	–	(5,665,009)
Total distributions		(3,484,247)	(26,462,788)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,358,862	5,291,541
	Retirement Class	5,229,851	11,716,408
	Retail Class	25,680,443	62,813,265
Reinvestments of distributions:	Institutional Class	73,363	467,878
	Retirement Class	198,174	1,384,975
	Retail Class	3,083,007	23,669,880
Redemptions:
	Institutional Class	(2,637,423)	(3,612,804)
	Retirement Class	(3,695,313)	(5,713,192)
	Retail Class	(27,221,884)	(59,323,248)
Net increase (decrease) from shareholder transactions		3,069,080	36,694,703
Net increase (decrease) in net assets		20,416,157	88,958,252

NET ASSETS
Beginning of period		737,497,167	648,538,915
End of period		$757,913,324	$737,497,167
Undistributed net investment income (loss) included in net assets		$1,009,080	$1,101,601

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2014 Semiannual Report	13

Statements of changes in net assets	concluded

Managed Allocation Fund ■ For the period or year ended

		November 30, 2014	May 31, 2014
		(unaudited )

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	189,690	451,213
	Retirement Class	419,898	994,236
	Retail Class	2,068,021	5,287,428
Shares reinvested:	Institutional Class	5,921	39,550
	Retirement Class	16,002	117,126
	Retail Class	248,201	1,996,308
Shares redeemed:	Institutional Class	(212,295)	(308,082)
	Retirement Class	(297,944)	(486,862)
	Retail Class	(2,194,162)	(4,996,167)
Net increase (decrease) from shareholder transactions		243,332	3,094,750

14	2014 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

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TIAA-CREF Managed Allocation Fund ■ 2014 Semiannual Report	15

Financial highlights

Managed Allocation Fund

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
Institutional Class:	11/30/14	#	$12.32	$0.07		$ 0.29	$ 0.36	$(0.07)	$ –	$(0.07)	$12.61	2.96%[b]		$ 12,535		0.03%[c]		0.00%[c]		1.16%[c]		6%[b]
	5/31/14		11.43	0.22		1.16	1.38	(0.38)	(0.11)	(0.49)	12.32	12.29		12,453		0.04		0.00		1.86		15
	5/31/13		9.92	0.22		1.58	1.80	(0.29)	–	(0.29)	11.43	18.33		9,461		0.04		0.00		2.09		17
	5/31/12		10.39	0.22		(0.42)	(0.20)	(0.27)	–	(0.27)	9.92	(1.79)		6,724		0.04		0.00		2.26		15
	5/31/11	†	9.40	0.17		1.01	1.18	(0.19)	–	(0.19)	10.39	12.66	[b]	4,142		0.06	[c]	0.00	[c]	2.53	[c]	10	[b]
	9/30/10		8.73	0.24		0.67	0.91	(0.24)	–	(0.24)	9.40	10.52		2,542		0.06		0.00		2.68		21
	9/30/09		8.86	0.24		(0.13)	0.11	(0.24)	–	(0.24)	8.73	1.74		2,011		0.10		0.00		3.13		48
Retirement Class:	11/30/14	#	12.31	0.06		0.29	0.35	(0.06)	–	(0.06)	12.60	2.84	[b]	44,028		0.28	[c]	0.25	[c]	0.91	[c]	6	[b]
	5/31/14		11.42	0.19		1.16	1.35	(0.35)	(0.11)	(0.46)	12.31	12.02		41,320		0.29		0.25		1.60		15
	5/31/13		9.91	0.20		1.57	1.77	(0.26)	–	(0.26)	11.42	18.04		31,195		0.29		0.25		1.84		17
	5/31/12		10.38	0.19		(0.41)	(0.22)	(0.25)	–	(0.25)	9.91	(2.04)		29,993		0.29		0.25		1.96		15
	5/31/11	†	9.39	0.14		1.03	1.17	(0.18)	–	(0.18)	10.38	12.54	[b]	32,622		0.31	[c]	0.25	[c]	2.18	[c]	10	[b]
	9/30/10		8.72	0.21		0.67	0.88	(0.21)	–	(0.21)	9.39	10.26		24,404		0.30		0.25		2.36		21
	9/30/09		8.86	0.21		(0.12)	0.09	(0.23)	–	(0.23)	8.72	1.39		21,287		0.34		0.25		2.80		48
Retail Class:	11/30/14	#	12.35	0.06		0.29	0.35	(0.06)	–	(0.06)	12.64	2.83	[b]	701,350		0.33	[c]	0.25	[c]	0.91	[c]	6	[b]
	5/31/14		11.45	0.19		1.17	1.36	(0.35)	(0.11)	(0.46)	12.35	12.08		683,724		0.35		0.25		1.59		15
	5/31/13		9.94	0.21		1.56	1.77	(0.26)	–	(0.26)	11.45	18.00		607,883		0.36		0.25		1.92		17
	5/31/12		10.41	0.20		(0.42)	(0.22)	(0.25)	–	(0.25)	9.94	(2.03)		525,266		0.33		0.25		1.97		15
	5/31/11	†	9.42	0.15		1.02	1.17	(0.18)	–	(0.18)	10.41	12.52	[b]	562,043		0.26	[c]	0.21	[c]	2.29	[c]	10	[b]
	9/30/10		8.75	0.22		0.67	0.89	(0.22)	–	(0.22)	9.42	10.34		505,725		0.21		0.16		2.47		21
	9/30/09		8.88	0.24		(0.13)	0.11	(0.24)	–	(0.24)	8.75	1.70		471,190		0.44		0.05		3.13		48
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
#	Unaudited.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

16	2014 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2014 Semiannual Report	17

Notes to financial statements (unaudited)

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statement of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

18	2014 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In June 2013, the FASB issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund

TIAA-CREF Managed Allocation Fund ■ 2014 Semiannual Report	19

Notes to financial statements (unaudited)

adopted the Update for this semiannual report. The adoption of the Update did not have a material impact on the Fund’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2014, there were no transfers between levels by the Fund.

As of November 30, 2014, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund

20	2014 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

continued

for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with approval of the Board.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

						Value at
	Value at	Purchase	Sales	Realized	Dividend	November 30,
Issue	May 31, 2014	cost	proceeds	gain (loss )	income	2014
Managed Allocation Fund
TIAA-CREF Bond Plus	$277,892,585	$27,455,583	$5,149,746	$(31,265)	$3,826,230	$301,588,030
TIAA-CREF Emerging Markets Equity	24,977,579	2,103,692	–	–	–	26,122,213
TIAA-CREF Enhanced International Equity Index	34,211,263	1,705,667	762,761	(33,656)	–	33,534,350
TIAA-CREF Enhanced Large-Cap Growth Index	58,835,658	–	4,326,772	677,776	–	59,651,760
TIAA-CREF Enhanced Large-Cap Value Index	56,959,741	51,302	3,532,563	738,443	–	56,684,583
TIAA-CREF Global Natural Resources	7,201,937	956,424	–	–	–	7,213,520
TIAA-CREF Growth & Income	48,988,384	641,780	2,805,834	579,675	270,626	50,637,631
TIAA-CREF High-Yield	14,593,820	–	14,214,040	31,180	210,986	146,137
TIAA-CREF International Equity	36,060,296	7,484,802	1,138,278	(58,271)	–	40,507,637
TIAA-CREF International Opportunities	34,163,662	1,944,247	16,857	1,319	–	34,514,054
TIAA-CREF Large-Cap Growth	58,320,941	509,877	5,229,067	1,179,511	–	60,293,631
TIAA-CREF Large-Cap Value	56,216,623	583,534	1,747,033	417,517	–	57,877,846
TIAA-CREF Mid-Cap Growth	2,477,443	115,360	307,187	37,680	–	2,483,508
TIAA-CREF Mid-Cap Value	2,093,054	43,389	51,198	10,310	–	2,198,372
TIAA-CREF Money Market	73,544	–	–	–	–	73,544
TIAA-CREF Small-Cap Equity	23,844,711	541,423	1,739,783	233,500	–	23,939,984
	$736,911,241	$44,137,080	$41,021,119	$3,783,719	$4,307,842	$757,466,800

TIAA-CREF Managed Allocation Fund ■ 2014 Semiannual Report	21

Notes to financial statements (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2014, the cost of portfolio investments for federal income tax purposes was $638,714,578. Net unrealized appreciation of portfolio investments for federal income tax purposes was $118,752,222, consisting of gross unrealized appreciation of $120,120,660 and gross unrealized depreciation of $(1,368,438).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended November 30, 2014 were $44,137,080 and $41,021,119, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2014 was as follows:

		Long-term
	Ordinary income	capital gains	Total
5/31/2014	$20,372,651	$6,090,137	$26,462,788

The tax character of the fiscal year 2015 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2014, there were no borrowings under this credit facility by the Fund.

22	2014 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Managed Allocation Fund ■ 2014 Semiannual Report	23

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

24	2014 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Managed Allocation Fund ■ 2014 Semiannual Report	25

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America–College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: January 20, 2015	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: January 20, 2015	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer (principal executive officer)

Dated: January 20, 2015	By:	/s/Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer